AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 80.7%
Affiliated Mutual Fund — 10.9%
Fixed Income
AST PGIM Fixed Income Central Portfolio*	153,431,334	$1,643,249,589
(cost $1,549,705,624)(wa)
Common Stocks — 56.8%
Aerospace & Defense — 1.0%
AAR Corp.*	6,200	371,194
Airbus SE (France)	43,721	8,054,668
Axon Enterprise, Inc.*	1,355	423,952
BAE Systems PLC (United Kingdom)	320,521	5,463,418
Bharat Electronics Ltd. (India)	18,036	43,683
Boeing Co. (The)*	123,392	23,813,422
BWX Technologies, Inc.	2,303	236,334
Curtiss-Wright Corp.	40,908	10,469,993
Embraer SA (Brazil), ADR*	12,371	329,563
General Dynamics Corp.	25,238	7,129,483
Hanwha Aerospace Co. Ltd. (South Korea)	183	28,228
HEICO Corp.	139	26,549
HEICO Corp. (Class A Stock)	233	35,868
Hexcel Corp.	2,578	187,807
Hindustan Aeronautics Ltd. (India)	1,002	40,097
Howmet Aerospace, Inc.	201,000	13,754,430
Huntington Ingalls Industries, Inc.	1,815	529,018
Kongsberg Gruppen ASA (Norway)	37,323	2,577,075
L3Harris Technologies, Inc.	35,295	7,521,364
Lockheed Martin Corp.	3,794	1,725,777
Melrose Industries PLC (United Kingdom)	179,387	1,523,157
Mercury Systems, Inc.*	1,568	46,256
Moog, Inc. (Class A Stock)	9,700	1,548,605
MTU Aero Engines AG (Germany)	9,483	2,405,138
Northrop Grumman Corp.	35,983	17,223,623
Rheinmetall AG (Germany)	5,490	3,087,693
Rolls-Royce Holdings PLC (United Kingdom)*	1,194,315	6,425,852
RTX Corp.	96,721	9,433,199
Saab AB (Sweden) (Class B Stock)	11,044	982,396
Safran SA (France)	48,665	11,021,246
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	2,976	107,344
Textron, Inc.	9,375	899,344
Thales SA (France)	3,794	646,803
TransDigm Group, Inc.	2,308	2,842,533
Triumph Group, Inc.*	63,700	958,048
V2X, Inc.*	4,000	186,840
Woodward, Inc.	16,519	2,545,908
		144,645,908
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	2,855	217,380
Deutsche Post AG (Germany)	70,317	3,030,479
Expeditors International of Washington, Inc.(a)	6,416	779,993
FedEx Corp.	59,774	17,318,919
GXO Logistics, Inc.*	3,538	190,203
Hyundai Glovis Co. Ltd. (South Korea)	5,022	674,022
	Shares	Value
Common Stocks (continued)
Air Freight & Logistics (cont’d.)
Nippon Express Holdings, Inc. (Japan)	4,800	$245,017
United Parcel Service, Inc. (Class B Stock)	33,413	4,966,174
		27,422,187
Automobile Components — 0.2%
Aptiv PLC*(a)	115,371	9,189,300
BorgWarner, Inc.(a)	11,193	388,845
Bridgestone Corp. (Japan)	20,000	886,395
Cie Generale des Etablissements Michelin SCA (France)	113,569	4,352,347
Dana, Inc.	27,200	345,440
Denso Corp. (Japan)	202,900	3,885,875
Gentex Corp.(a)	7,083	255,838
Goodyear Tire & Rubber Co. (The)*	10,500	144,165
Hankook Tire & Technology Co. Ltd. (South Korea)	17,598	707,114
Hyundai Mobis Co. Ltd. (South Korea)	3,115	604,739
Johnson Electric Holdings Ltd. (Hong Kong)	159,500	221,102
Koito Manufacturing Co. Ltd. (Japan)	86,400	1,164,641
Lear Corp.	1,748	253,250
Phinia, Inc.	1,442	55,416
QuantumScape Corp.*(a)	10,004	62,925
Sumitomo Electric Industries Ltd. (Japan)	86,900	1,346,544
TPR Co. Ltd. (Japan)	120,800	1,882,696
Visteon Corp.*	16,200	1,905,282
		27,651,914
Automobiles — 0.9%
Bajaj Auto Ltd. (India)	318	34,986
Bayerische Motoren Werke AG (Germany)	37,551	4,332,591
Brilliance China Automotive Holdings Ltd. (China)	16,000	11,043
BYD Co. Ltd. (China) (Class H Stock)	78,743	2,016,219
Eicher Motors Ltd. (India)	384	18,548
Ferrari NV (Italy)	26,780	11,677,031
Ford Motor Co.	1,215,422	16,140,804
General Motors Co.	286,103	12,974,771
Harley-Davidson, Inc.	10,989	480,659
Hero MotoCorp Ltd. (India)	611	34,691
Honda Motor Co. Ltd. (Japan)	202,700	2,508,147
Hyundai Motor Co. (South Korea)	4,015	706,513
Kia Corp. (South Korea)	11,890	988,169
Li Auto, Inc. (China) (Class A Stock)*	20,800	315,838
Lucid Group, Inc.*(a)	22,715	64,738
Mahindra & Mahindra Ltd. (India)	111,851	2,583,910
Mazda Motor Corp. (Japan)	164,100	1,901,854
Mercedes-Benz Group AG (Germany)	65,404	5,208,574
Rivian Automotive, Inc. (Class A Stock)*(a)	20,036	219,394
Stellantis NV	189,453	5,382,179
Subaru Corp. (Japan)	132,000	2,989,517
Tata Motors Ltd. (India)	28,789	343,695
Tata Motors Ltd. (India) (Class A Stock)	2,369	18,740
Tesla, Inc.*	305,695	53,738,124
A1

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Automobiles (cont’d.)
Thor Industries, Inc.(a)	1,547	$181,525
Toyota Motor Corp. (Japan)	667,200	16,863,460
TVS Motor Co. Ltd. (India)	10,677	276,345
Volkswagen AG (Germany)	1,859	283,977
Volvo Car AB (Sweden) (Class B Stock)*	173,600	657,247
		142,953,289
Banks — 2.9%
ABN AMRO Bank NV (Netherlands), 144A, CVA	108,809	1,861,967
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	84,820	252,237
Agricultural Bank of China Ltd. (China) (Class H Stock)	153,000	64,583
AIB Group PLC (Ireland)	96,539	490,074
Akbank TAS (Turkey)	715,081	1,034,099
Alinma Bank (Saudi Arabia)	5,430	63,442
Amalgamated Financial Corp.	33,700	808,800
Ameris Bancorp	22,600	1,093,388
ANZ Group Holdings Ltd. (Australia)	195,759	3,751,939
Arab National Bank (Saudi Arabia)	13,113	103,358
Associated Banc-Corp.	31,800	684,018
Axos Financial, Inc.*	21,200	1,145,648
Banc of California, Inc.	14,200	215,982
Banco Bilbao Vizcaya Argentaria SA (Spain)	654,457	7,793,601
Banco BPM SpA (Italy)	131,520	875,039
Banco Bradesco SA (Brazil)	8,132	20,689
Banco del Bajio SA (Mexico), 144A	75,400	293,275
Banco do Brasil SA (Brazil)	74,700	844,199
Banco Santander SA (Spain)	1,413,252	6,902,933
Bancolombia SA (Colombia)	1,791	15,896
Bank Central Asia Tbk PT (Indonesia)	6,174,042	3,926,307
Bank Mandiri Persero Tbk PT (Indonesia)	5,568,599	2,533,674
Bank of America Corp.	1,443,899	54,752,650
Bank of Baroda (India)	13,545	43,031
Bank of Beijing Co. Ltd. (China) (Class A Stock)	9,896	7,701
Bank of Changsha Co. Ltd. (China) (Class A Stock)	55,100	58,543
Bank of Chengdu Co. Ltd. (China) (Class A Stock)	32,000	59,669
Bank of Communications Co. Ltd. (China) (Class H Stock)	786,000	516,882
Bank of Hangzhou Co. Ltd. (China) (Class A Stock)	37,200	56,668
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	65,000	60,069
Bank of Suzhou Co. Ltd. (China) (Class A Stock)	55,300	54,306
Bank OZK	3,222	146,472
Bank Polska Kasa Opieki SA (Poland)	995	45,216
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	836,000	319,665
BankUnited, Inc.	96,525	2,702,700
Barclays PLC (United Kingdom)	1,686,087	3,907,756
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
BayCom Corp.	22,500	$463,725
BNP Paribas SA (France)	43,964	3,130,012
BOC Hong Kong Holdings Ltd. (China)	1,044,500	2,800,607
BOK Financial Corp.	905	83,260
Brookline Bancorp, Inc.	37,581	374,307
Byline Bancorp, Inc.	34,900	758,028
CaixaBank SA (Spain)(a)	540,227	2,621,494
Capitol Federal Financial, Inc.	54,000	321,840
Central Pacific Financial Corp.	11,700	231,075
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,426,000	760,629
China Construction Bank Corp. (China) (Class H Stock)	1,704,000	1,028,319
China Everbright Bank Co. Ltd. (China) (Class H Stock)	1,524,000	438,511
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	1,634,500	566,457
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	91,700	58,732
CIMB Group Holdings Bhd (Malaysia)	34,000	47,099
Citigroup, Inc.	91,573	5,791,077
Citizens Financial Group, Inc.	259,472	9,416,239
Columbia Banking System, Inc.	6,292	121,750
Comerica, Inc.	6,444	354,356
Commerce Bancshares, Inc.(a)	3,668	195,138
Commercial Bank PSQC (The) (Qatar)	13,601	18,437
Commerzbank AG (Germany)	26,820	368,619
Commonwealth Bank of Australia (Australia)	91,360	7,166,229
ConnectOne Bancorp, Inc.	7,800	152,100
Credit Agricole SA (France)	138,382	2,064,373
CrossFirst Bankshares, Inc.*	15,600	215,904
Cullen/Frost Bankers, Inc.	1,779	200,262
Customers Bancorp, Inc.*	17,800	944,468
Danske Bank A/S (Denmark)	72,723	2,182,884
DBS Group Holdings Ltd. (Singapore)	76,500	2,041,618
Dime Community Bancshares, Inc.	42,000	808,920
DNB Bank ASA (Norway)	61,456	1,221,595
Dubai Islamic Bank PJSC (United Arab Emirates)	61,758	98,211
East West Bancorp, Inc.(a)	69,824	5,523,777
Eastern Bankshares, Inc.	86,325	1,189,558
Emirates NBD Bank PJSC (United Arab Emirates)	61,487	289,728
Erste Group Bank AG (Austria)	62,006	2,763,466
Eurobank Ergasias Services & Holdings SA (Greece)*	13,721	26,383
Fifth Third Bancorp	32,235	1,199,464
Financial Institutions, Inc.	38,100	717,042
First Bancorp	7,326	264,615
First Citizens BancShares, Inc. (Class A Stock)	292	477,420
First Financial Bancorp	8,800	197,296
First Foundation, Inc.	62,000	468,100
First Hawaiian, Inc.	3,850	84,546
First Horizon Corp.	16,803	258,766
First Interstate BancSystem, Inc. (Class A Stock)	14,202	386,436

A2

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Flushing Financial Corp.	62,000	$781,820
FNB Corp.	10,825	152,633
Fulton Financial Corp.	11,800	187,502
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	13,400	142,327
Haci Omer Sabanci Holding A/S (Turkey)	277,098	711,062
Hana Financial Group, Inc. (South Korea)	32,546	1,424,793
Hang Seng Bank Ltd. (Hong Kong)	31,500	345,294
HDFC Bank Ltd. (India)	1,776	30,969
Heartland Financial USA, Inc.	19,200	674,880
Heritage Financial Corp.	4,916	95,321
Hilltop Holdings, Inc.	4,927	154,314
HomeStreet, Inc.	37,600	565,880
HomeTrust Bancshares, Inc.	18,100	494,854
Hope Bancorp, Inc.	83,900	965,689
Horizon Bancorp, Inc.	28,900	370,787
HSBC Holdings PLC (United Kingdom)	1,378,882	10,778,480
Huaxia Bank Co. Ltd. (China) (Class A Stock)	69,900	62,301
Huntington Bancshares, Inc.	85,066	1,186,671
ICICI Bank Ltd. (India)	5,974	78,759
Independent Bank Group, Inc.	21,200	967,780
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,422,000	714,745
Industrial Bank Co. Ltd. (China) (Class A Stock)	31,700	70,968
Industrial Bank of Korea (South Korea)	414,075	4,294,872
ING Groep NV (Netherlands)	238,452	3,925,704
Intesa Sanpaolo SpA (Italy)	1,990,549	7,226,763
JPMorgan Chase & Co.	430,287	86,186,486
KB Financial Group, Inc. (South Korea)	22,134	1,156,668
KBC Group NV (Belgium)	8,350	626,017
KeyCorp	43,999	695,624
Lloyds Banking Group PLC (United Kingdom)	3,930,176	2,570,323
M&T Bank Corp.	7,861	1,143,304
Malayan Banking Bhd (Malaysia)	15,000	30,593
Mediobanca Banca di Credito Finanziario SpA (Italy)	36,194	539,344
Metropolitan Bank & Trust Co. (Philippines)	9,240	10,731
MidWestOne Financial Group, Inc.	19,900	466,456
Mitsubishi UFJ Financial Group, Inc. (Japan)	711,100	7,234,804
Mizuho Financial Group, Inc. (Japan)	85,400	1,688,811
MVB Financial Corp.	30,700	684,917
National Australia Bank Ltd. (Australia)	257,373	5,827,462
National Bank of Greece SA (Greece)*	25,383	198,552
National Bank of Kuwait SAKP (Kuwait)	73,979	230,812
NatWest Group PLC (United Kingdom)	830,435	2,781,411
Nedbank Group Ltd. (South Africa)	2,257	27,230
New York Community Bancorp, Inc.(a)	21,527	69,317
Nordea Bank Abp (Finland)(a)	358,878	4,057,004
NU Holdings Ltd. (Brazil) (Class A Stock)*	1,127,913	13,456,002
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
OceanFirst Financial Corp.	6,400	$105,024
Old National Bancorp(a)	80,400	1,399,764
OTP Bank Nyrt (Hungary)	1,265	58,231
Oversea-Chinese Banking Corp. Ltd. (Singapore)	390,300	3,899,827
Pacific Premier Bancorp, Inc.	15,000	360,000
Pathward Financial, Inc.	2,800	141,344
Ping An Bank Co. Ltd. (China) (Class A Stock)	6,500	9,396
Pinnacle Financial Partners, Inc.(a)	28,548	2,451,702
PNC Financial Services Group, Inc. (The)	91,769	14,829,870
Popular, Inc. (Puerto Rico)	52,853	4,655,821
Prosperity Bancshares, Inc.	2,665	175,304
QCR Holdings, Inc.	10,900	662,066
Regions Financial Corp.(a)	44,089	927,633
Renasant Corp.	8,700	272,484
Sandy Spring Bancorp, Inc.	13,400	310,612
Santander Bank Polska SA (Poland)	192	27,340
Saudi Awwal Bank (Saudi Arabia)	5,175	57,275
Sberbank of Russia PJSC (Russia)^	83,328	—
Shanghai Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	64,600	58,814
Shinhan Financial Group Co. Ltd. (South Korea)	31,921	1,126,016
Simmons First National Corp. (Class A Stock)	55,300	1,076,138
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	167,525	2,269,552
Standard Bank Group Ltd. (South Africa)	8,874	86,818
Standard Chartered PLC (United Kingdom)	148,396	1,258,060
State Bank of India (India)	4,650	42,113
Sumitomo Mitsui Financial Group, Inc. (Japan)	37,200	2,175,185
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	11,400	245,631
Svenska Handelsbanken AB (Sweden) (Class A Stock)(a)	66,657	673,901
Swedbank AB (Sweden) (Class A Stock)(a)	80,084	1,589,487
Synovus Financial Corp.	4,368	174,982
Texas Capital Bancshares, Inc.*	14,700	904,785
TMBThanachart Bank PCL (Thailand)	896,800	44,752
Truist Financial Corp.	500,633	19,514,674
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	2,593,499	899,845
U.S. Bancorp	74,439	3,327,423
UniCredit SpA (Italy)	212,933	8,087,047
Union Bank of India Ltd. (India)	8,018	14,818
United Overseas Bank Ltd. (Singapore)	116,900	2,541,410
Univest Financial Corp.	26,900	560,058
Veritex Holdings, Inc.	40,800	835,992
Webster Financial Corp.	5,164	262,176
Wells Fargo & Co.	561,677	32,554,799
Western Alliance Bancorp	12,850	824,842
Westpac Banking Corp. (Australia)	251,957	4,285,326

A3

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Wintrust Financial Corp.	3,449	$360,041
Woori Financial Group, Inc. (South Korea)	85,010	922,120
Yapi ve Kredi Bankasi A/S (Turkey)*	1,353,952	1,150,983
Zions Bancorp NA	4,450	193,130
		442,890,995
Beverages — 0.6%
Anheuser-Busch InBev SA/NV (Belgium)	23,497	1,430,357
Asahi Group Holdings Ltd. (Japan)	43,100	1,582,626
Boston Beer Co., Inc. (The) (Class A Stock)*	23	7,002
Brown-Forman Corp. (Class A Stock)	340	18,003
Brown-Forman Corp. (Class B Stock)	4,425	228,419
Carlsberg A/S (Denmark) (Class B Stock)	6,381	873,847
Coca-Cola Co. (The)	542,246	33,174,610
Coca-Cola Consolidated, Inc.	2,200	1,862,102
Coca-Cola Europacific Partners PLC (United Kingdom)	13,200	923,340
Coca-Cola Femsa SAB de CV (Mexico), UTS	11,030	107,079
Coca-Cola HBC AG (Italy)*	31,667	1,000,686
Constellation Brands, Inc. (Class A Stock)	7,308	1,986,022
Diageo PLC (United Kingdom)	123,402	4,566,148
Keurig Dr. Pepper, Inc.	430,333	13,198,313
Kirin Holdings Co. Ltd. (Japan)	42,500	591,018
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	1,267	297,225
Luzhou Laojiao Co. Ltd. (China) (Class A Stock)	400	10,205
Molson Coors Beverage Co. (Class B Stock)	8,450	568,263
Monster Beverage Corp.*	12,952	767,795
PepsiCo, Inc.	102,622	17,959,876
Pernod Ricard SA (France)	3,666	593,467
United Spirits Ltd. (India)	1,863	25,368
Varun Beverages Ltd. (India)	145,143	2,439,351
		84,211,122
Biotechnology — 1.0%
AbbVie, Inc.	222,118	40,447,688
ACADIA Pharmaceuticals, Inc.*	173,000	3,198,770
Agios Pharmaceuticals, Inc.*(a)	42,300	1,236,852
Alkermes PLC*(a)	91,900	2,487,733
Alnylam Pharmaceuticals, Inc.*(a)	749	111,938
Amgen, Inc.	80,391	22,856,769
Amicus Therapeutics, Inc.*(a)	17,000	200,260
Apellis Pharmaceuticals, Inc.*	8,288	487,169
Arcutis Biotherapeutics, Inc.*	47,089	466,652
Biogen, Inc.*	7,018	1,513,291
BioMarin Pharmaceutical, Inc.*	15,484	1,352,372
Blueprint Medicines Corp.*(a)	19,900	1,887,714
Cabaletta Bio, Inc.*(a)	21,268	362,832
CareDx, Inc.*	27,000	285,930
Celldex Therapeutics, Inc.*	1,914	80,331
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Crinetics Pharmaceuticals, Inc.*	10,353	$484,624
CSL Ltd.	32,708	6,136,921
Cytokinetics, Inc.*	5,100	357,561
Day One Biopharmaceuticals, Inc.*(a)	42,800	707,056
Denali Therapeutics, Inc.*	22,200	455,544
Editas Medicine, Inc.*	25,200	186,984
Emergent BioSolutions, Inc.*(a)	86,000	217,580
Enanta Pharmaceuticals, Inc.*	26,700	466,182
Exact Sciences Corp.*	3,563	246,061
Exelixis, Inc.*	32,951	781,927
Fate Therapeutics, Inc.*(a)	32,200	236,348
Genmab A/S (Denmark)*	4,861	1,457,467
Gilead Sciences, Inc.	59,780	4,378,885
Halozyme Therapeutics, Inc.*	56,700	2,306,556
Immunovant, Inc.*	14,500	468,495
Incyte Corp.*	114,197	6,505,803
Ionis Pharmaceuticals, Inc.*(a)	602	26,097
iTeos Therapeutics, Inc.*	40,900	557,876
Kiniksa Pharmaceuticals Ltd. (Class A Stock)*	72,400	1,428,452
Krystal Biotech, Inc.*(a)	2,551	453,899
Kyverna Therapeutics, Inc.*(a)	6,915	171,769
MiMedx Group, Inc.*(a)	242,600	1,868,020
Mirati Therapeutics, Inc.*^	1,574	—
Moderna, Inc.*(a)	15,833	1,687,164
Morphic Holding, Inc.*(a)	24,800	872,960
Natera, Inc.*	2,920	267,063
Regeneron Pharmaceuticals, Inc.*	4,755	4,576,640
Relay Therapeutics, Inc.*	71,000	589,300
Rocket Pharmaceuticals, Inc.*	48,900	1,317,366
Roivant Sciences Ltd.*(a)	556	5,860
Swedish Orphan Biovitrum AB (Sweden)*	25,218	629,444
Syndax Pharmaceuticals, Inc.*	6,800	161,840
Tourmaline Bio, Inc.(a)	3,930	89,997
Travere Therapeutics, Inc.*	12,900	99,459
Twist Bioscience Corp.*(a)	51,800	1,777,258
United Therapeutics Corp.*	33,387	7,669,662
Vanda Pharmaceuticals, Inc.*	177,400	729,114
Vaxcyte, Inc.*(a)	4,176	285,263
Veracyte, Inc.*	11,900	263,704
Vertex Pharmaceuticals, Inc.*	48,767	20,385,094
		148,283,596
Broadline Retail — 2.0%
Alibaba Group Holding Ltd. (China)	61,756	558,449
Amazon.com, Inc.*	1,380,656	249,042,729
ContextLogic, Inc. (Class A Stock)*	18,900	107,541
Dollarama, Inc. (Canada)	10,286	783,590
eBay, Inc.	103,457	5,460,460
Etsy, Inc.*	3,721	255,707
JD.com, Inc. (China), ADR(a)	6,400	175,296
Kohl’s Corp.	3,393	98,906
Macy’s, Inc.	8,200	163,918
MercadoLibre, Inc. (Brazil)*	15,979	24,159,609
MINISO Group Holding Ltd. (China), ADR	600	12,300
Next PLC (United Kingdom)	57,981	6,758,525

A4

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Broadline Retail (cont’d.)
Nordstrom, Inc.(a)	3,466	$70,256
Ollie’s Bargain Outlet Holdings, Inc.*	1,265	100,656
Pan Pacific International Holdings Corp. (Japan)	43,200	1,144,874
PDD Holdings, Inc. (China), ADR*	25,402	2,952,983
Prosus NV (China)*	142,305	4,454,203
Rakuten Group, Inc. (Japan)*	117,500	666,943
Vipshop Holdings Ltd. (China), ADR	15,600	258,180
Wesfarmers Ltd. (Australia)	79,401	3,539,289
		300,764,414
Building Products — 0.4%
A.O. Smith Corp.	5,378	481,116
AGC, Inc. (Japan)	28,800	1,044,931
Allegion PLC	1,700	229,007
Apogee Enterprises, Inc.	5,600	331,520
Armstrong World Industries, Inc.	24,969	3,101,649
Assa Abloy AB (Sweden) (Class B Stock)	61,609	1,768,074
AZEK Co., Inc. (The)*	265,522	13,334,515
Beijing New Building Materials PLC (China) (Class A Stock)	16,000	63,066
Builders FirstSource, Inc.*	5,911	1,232,739
Bunka Shutter Co. Ltd. (Japan)	57,000	641,071
Carlisle Cos., Inc.	2,063	808,387
Carrier Global Corp.	64,555	3,752,582
Cie de Saint-Gobain SA (France)	51,283	3,980,268
Daikin Industries Ltd. (Japan)	4,500	614,433
Fortune Brands Innovations, Inc.	3,864	327,165
Geberit AG (Switzerland)	864	510,610
Griffon Corp.	12,300	902,082
Hayward Holdings, Inc.*(a)	30,474	466,557
JELD-WEN Holding, Inc.*	31,200	662,376
Johnson Controls International PLC	76,282	4,982,740
Kingspan Group PLC (Ireland)	4,716	429,516
Lennox International, Inc.	974	476,052
Masco Corp.	25,252	1,991,878
Masterbrand, Inc.*	89,200	1,671,608
Owens Corning	69,390	11,574,252
Quanex Building Products Corp.	2,800	107,604
Resideo Technologies, Inc.*	120,900	2,710,578
ROCKWOOL A/S (Denmark) (Class B Stock)	1,760	579,085
Trane Technologies PLC	9,006	2,703,601
Trex Co., Inc.*	1,094	109,127
Zehnder Group AG (Switzerland)	4,203	278,511
		61,866,700
Capital Markets — 1.7%
360 ONE WAM Ltd. (India)	43,855	356,352
3i Group PLC (United Kingdom)	189,478	6,718,400
abrdn PLC (United Kingdom)	1,018,560	1,814,439
Affiliated Managers Group, Inc.	1,044	174,839
AllianceBernstein Holding LP, MLP	10,572	367,271
Ameriprise Financial, Inc.	1,824	799,715
Amundi SA (France), 144A	20,494	1,407,668
AssetMark Financial Holdings, Inc.*	20,092	711,458
B3 SA - Brasil Bolsa Balcao (Brazil)	30,200	72,257
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Banco BTG Pactual SA (Brazil), UTS	72,700	$529,515
Bank of New York Mellon Corp. (The)	257,638	14,845,102
BGC Group, Inc. (Class A Stock)(a)	586,950	4,560,601
BlackRock, Inc.(a)	27,668	23,066,812
Blackstone, Inc.(a)	39,432	5,180,182
Blue Owl Capital, Inc.	11,648	219,681
Bridge Investment Group Holdings, Inc. (Class A Stock)	25,305	173,339
Carlyle Group, Inc. (The)	6,381	299,333
Cboe Global Markets, Inc.	5,075	932,430
Charles Schwab Corp. (The)	71,036	5,138,744
CME Group, Inc.	22,615	4,868,783
Coinbase Global, Inc. (Class A Stock)*	5,182	1,373,852
Daiwa Securities Group, Inc. (Japan)	33,700	256,401
Deutsche Bank AG (Germany)	325,826	5,131,844
Deutsche Boerse AG (Germany)	18,025	3,691,339
East Money Information Co. Ltd. (China) (Class A Stock)	172,754	306,763
Evercore, Inc. (Class A Stock)	5,253	1,011,675
FactSet Research Systems, Inc.(a)	633	287,629
Franklin Resources, Inc.(a)	13,752	386,569
Goldman Sachs Group, Inc. (The)	92,511	38,640,920
Hamilton Lane, Inc. (Class A Stock)	14,700	1,657,572
Hargreaves Lansdown PLC (United Kingdom)	134,976	1,252,719
HDFC Asset Management Co. Ltd. (India), 144A	5,512	248,570
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	74,353	2,166,518
Houlihan Lokey, Inc.	15,056	1,930,029
Huatai Securities Co. Ltd. (China) (Class H Stock), 144A	6,800	7,781
Interactive Brokers Group, Inc. (Class A Stock)	3,116	348,088
Intercontinental Exchange, Inc.	70,279	9,658,443
Invesco Ltd.	18,880	313,219
Janus Henderson Group PLC	178,841	5,882,080
Japan Exchange Group, Inc. (Japan)	13,500	365,654
Jefferies Financial Group, Inc.	5,477	241,536
KKR & Co., Inc.	15,115	1,520,267
Korea Investment Holdings Co. Ltd. (South Korea)	18,911	936,272
Lazard, Inc.	3,337	139,720
London Stock Exchange Group PLC (United Kingdom)	2,256	269,940
Macquarie Group Ltd. (Australia)	12,100	1,573,939
MarketAxess Holdings, Inc.	633	138,785
Mirae Asset Securities Co. Ltd. (South Korea)	344,082	2,077,297
Moody’s Corp.	28,217	11,090,128
Morgan Stanley	57,965	5,457,984
MSCI, Inc.	20,559	11,522,292
Nasdaq, Inc.	17,040	1,075,224
NH Investment & Securities Co. Ltd. (South Korea)	59,770	523,848
Northern Trust Corp.	9,676	860,390
Partners Group Holding AG (Switzerland)	959	1,369,918

A5

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Piper Sandler Cos.	3,900	$774,111
Raymond James Financial, Inc.	67,222	8,632,649
Robinhood Markets, Inc. (Class A Stock)*	20,249	407,612
S&P Global, Inc.	57,743	24,566,759
Samsung Securities Co. Ltd. (South Korea)	30,289	915,904
Saudi Tadawul Group Holding Co. (Saudi Arabia)	270	19,675
Schroders PLC (United Kingdom)	101,487	482,149
SEI Investments Co.	3,035	218,216
St. James’s Place PLC (United Kingdom)	144,300	846,561
State Street Corp.	14,679	1,134,980
Stifel Financial Corp.	2,999	234,432
StoneX Group, Inc.*	22,750	1,598,415
T. Rowe Price Group, Inc.	60,580	7,385,914
TPG, Inc.	1,510	67,497
Tradeweb Markets, Inc. (Class A Stock)	2,273	236,778
UBS Group AG (Switzerland)	261,576	8,054,169
Victory Capital Holdings, Inc. (Class A Stock)	39,194	1,663,001
Virtu Financial, Inc. (Class A Stock)	96,900	1,988,388
XP, Inc. (Brazil) (Class A Stock)	195,304	5,011,501
		250,190,837
Chemicals — 0.8%
AdvanSix, Inc.	32,400	926,640
Air Liquide SA (France)	26,988	5,614,818
Air Products & Chemicals, Inc.	10,567	2,560,067
Akzo Nobel NV (Netherlands)	23,148	1,729,561
Albemarle Corp.(a)	5,646	743,804
Ashland, Inc.	1,454	141,576
Avient Corp.	70,298	3,050,933
Axalta Coating Systems Ltd.*	6,001	206,374
BASF SE (Germany)	10,044	573,953
Cabot Corp.	25,600	2,360,320
Celanese Corp.(a)	4,780	821,491
CF Industries Holdings, Inc.	9,092	756,545
Chemours Co. (The)	4,495	118,039
Corteva, Inc.	33,978	1,959,511
Dow, Inc.(a)	82,542	4,781,658
DuPont de Nemours, Inc.(a)	53,863	4,129,676
Eastman Chemical Co.	5,631	564,339
Ecolab, Inc.	48,335	11,160,552
Ecovyst, Inc.*	60,200	671,230
Element Solutions, Inc.	6,758	168,815
FMC Corp.(a)	5,359	341,368
Ginkgo Bioworks Holdings, Inc.*(a)	42,659	49,484
Givaudan SA (Switzerland)	515	2,292,647
Huntsman Corp.	5,120	133,274
ICL Group Ltd. (Israel)	53,001	280,896
International Flavors & Fragrances, Inc.	12,151	1,044,865
Linde PLC	55,286	25,670,396
LyondellBasell Industries NV (Class A Stock)	12,433	1,271,647
Mesaieed Petrochemical Holding Co. (Qatar)	972,370	523,887
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Minerals Technologies, Inc.	4,700	$353,816
Mitsubishi Chemical Group Corp. (Japan)	60,000	365,657
Mosaic Co. (The)	54,915	1,782,541
NewMarket Corp.	195	123,751
Nippon Paint Holdings Co. Ltd. (Japan)	30,000	215,915
Nippon Sanso Holdings Corp. (Japan)	8,000	251,006
Nitto Denko Corp. (Japan)	9,400	859,555
Olin Corp.	3,702	217,678
Orica Ltd. (Australia)	114,212	1,358,479
PhosAgro PJSC (Russia)^	14,357	—
PhosAgro PJSC (Russia), GDR (MOEX)*^	276	—
PhosAgro PJSC (Russia), GDR (XLON)*^	3	—
PPG Industries, Inc.	90,530	13,117,797
RPM International, Inc.	3,111	370,053
Sasol Ltd. (South Africa)	111,148	858,942
Saudi Aramco Base Oil Co. (Saudi Arabia)	5,500	245,600
Sherwin-Williams Co. (The)	39,904	13,859,856
Shin-Etsu Chemical Co. Ltd. (Japan)	96,500	4,232,678
Sika AG (Switzerland)	1,087	323,437
Solvay SA (Belgium)	13,901	379,381
Syensqo SA (Belgium)*	4,136	391,909
Trinseo PLC	46,800	176,904
Valhi, Inc.	6,800	116,824
Westlake Corp.(a)	989	151,119
Yara International ASA (Brazil)	11,241	356,442
Zangge Mining Co. Ltd. (China) (Class A Stock)	1,900	7,787
		114,765,493
Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	27,500	1,227,050
ACCO Brands Corp.	130,900	734,349
ACV Auctions, Inc. (Class A Stock)*(a)	27,879	523,289
Brambles Ltd. (Australia)	308,091	3,242,383
Cimpress PLC (Ireland)*	2,700	238,977
Cintas Corp.	2,911	1,999,944
Clean Harbors, Inc.*	1,541	310,219
Copart, Inc.*	15,207	880,789
Deluxe Corp.(a)	62,400	1,284,816
Driven Brands Holdings, Inc.*	1,896	29,938
Enviri Corp.*	24,500	224,175
HNI Corp.	35,900	1,620,167
Indian Railway Catering & Tourism Corp. Ltd. (India)	1,235	13,791
Interface, Inc.	6,000	100,920
MSA Safety, Inc.	923	178,684
RB Global, Inc. (Canada)(a)	1,255	95,593
Republic Services, Inc.	21,587	4,132,615
Rollins, Inc.(a)	4,919	227,602
Steelcase, Inc. (Class A Stock)(a)	44,400	580,752
Stericycle, Inc.*	2,820	148,755
Tetra Tech, Inc.(a)	1,323	244,371
Veralto Corp.	10,570	937,136
Vestis Corp.	64,462	1,242,183

A6

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
VSE Corp.(a)	4,117	$329,360
Waste Management, Inc.	50,455	10,754,483
		31,302,341
Communications Equipment — 0.4%
Accton Technology Corp. (Taiwan)	29,000	415,585
Arista Networks, Inc.*	48,378	14,028,653
BYD Electronic International Co. Ltd. (China)	4,000	14,766
Ciena Corp.*	4,474	221,239
Cisco Systems, Inc.	720,244	35,947,378
F5, Inc.*	2,932	555,878
Juniper Networks, Inc.	15,216	563,905
Lumentum Holdings, Inc.*(a)	2,020	95,647
Motorola Solutions, Inc.	3,288	1,167,174
Nokia OYJ (Finland)	596,623	2,116,876
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	94,615	508,855
Ubiquiti, Inc.	19	2,201
Viasat, Inc.*(a)	3,559	64,382
		55,702,539
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	59,762	2,502,738
AECOM	4,063	398,499
Budimex SA (Poland)	68	11,915
China Railway Group Ltd. (China) (Class H Stock)	23,000	11,385
Comfort Systems USA, Inc.	6,300	2,001,573
Eiffage SA (France)	36,019	4,087,876
EMCOR Group, Inc.	929	325,336
Ferrovial SE	31,129	1,232,455
Fluor Corp.*(a)	67,500	2,853,900
Granite Construction, Inc.(a)	14,500	828,385
Great Lakes Dredge & Dock Corp.*	28,293	247,564
Kajima Corp. (Japan)	11,800	242,191
Larsen & Toubro Ltd. (India)	3,618	163,640
MasTec, Inc.*	1,901	177,268
MDU Resources Group, Inc.	6,119	154,199
Metallurgical Corp. of China Ltd. (China) (Class A Stock)	24,700	11,671
Quanta Services, Inc.	14,473	3,760,085
Skanska AB (Sweden) (Class B Stock)	13,250	235,963
Sterling Infrastructure, Inc.*	8,600	948,666
Taisei Corp. (Japan)	14,700	535,801
Valmont Industries, Inc.	604	137,881
Vinci SA (France)	62,624	8,036,454
WillScot Mobile Mini Holdings Corp.*(a)	15,046	699,639
WSP Global, Inc. (Canada)	800	133,334
		29,738,418
Construction Materials — 0.3%
Cemex SAB de CV (Mexico), UTS*	118,800	107,081
CRH PLC	58,778	5,073,130
Eagle Materials, Inc.	371	100,819
Heidelberg Materials AG (Germany)	21,560	2,373,354
	Shares	Value
Common Stocks (continued)
Construction Materials (cont’d.)
Holcim AG*	54,006	$4,892,770
James Hardie Industries PLC, CDI*	157,778	6,341,637
Knife River Corp.*	18,800	1,524,304
Martin Marietta Materials, Inc.	9,453	5,803,575
Shree Cement Ltd. (India)	46	14,199
Summit Materials, Inc. (Class A Stock)*	68,961	3,073,592
UltraTech Cement Ltd. (India)	627	73,423
Vulcan Materials Co.	51,599	14,082,399
		43,460,283
Consumer Finance — 0.2%
Ally Financial, Inc.	134,581	5,462,643
American Express Co.	25,355	5,773,080
Bread Financial Holdings, Inc.	21,900	815,556
Capital One Financial Corp.	18,116	2,697,291
Credit Acceptance Corp.*	199	109,759
Discover Financial Services	12,047	1,579,241
Enova International, Inc.*	14,300	898,469
Five-Star Business Finance Ltd. (India)*	26,316	227,623
Green Dot Corp. (Class A Stock)*	76,200	710,946
LendingClub Corp.*	118,400	1,040,736
LendingTree, Inc.*	12,900	546,186
OneMain Holdings, Inc.	3,432	175,341
PROG Holdings, Inc.	9,700	334,068
SLM Corp.	4,128	89,949
SoFi Technologies, Inc.*(a)	28,051	204,772
Synchrony Financial	128,701	5,549,587
		26,215,247
Consumer Staples Distribution & Retail — 0.9%
Albertson’s Cos., Inc. (Class A Stock)	11,507	246,710
Alimentation Couche-Tard, Inc. (Canada)	8,700	496,546
Andersons, Inc. (The)	1,600	91,792
BIM Birlesik Magazalar A/S (Turkey)	39,787	432,257
BJ’s Wholesale Club Holdings, Inc.*	2,634	199,262
Carrefour SA (France)	79,595	1,365,399
Casey’s General Stores, Inc.	958	305,075
Cencosud SA (Chile)	289,991	503,019
Coles Group Ltd. (Australia)	146,776	1,620,293
Costco Wholesale Corp.	53,091	38,896,059
CP ALL PCL (Thailand)	32,500	48,619
Dino Polska SA (Poland), 144A*	8,782	851,962
Dollar General Corp.	3,800	593,028
Dollar Tree, Inc.*	30,021	3,997,296
Empire Co. Ltd. (Canada) (Class A Stock)	30,508	745,048
Endeavour Group Ltd. (Australia)	64,550	231,762
George Weston Ltd. (Canada)	6,600	891,710
Grocery Outlet Holding Corp.*	2,846	81,908
J Sainsbury PLC (United Kingdom)	74,290	253,659
Jeronimo Martins SGPS SA (Portugal)	20,878	414,226
Kesko OYJ (Finland) (Class B Stock)	13,130	245,453
Koninklijke Ahold Delhaize NV (Netherlands)	142,447	4,262,270
Kroger Co. (The)	80,214	4,582,626
Loblaw Cos. Ltd. (Canada)	41,400	4,587,605

A7

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Magnit PJSC (Russia)^	5,159	$—
Maplebear, Inc.*(a)	151	5,631
Nahdi Medical Co. (Saudi Arabia)	2,613	103,075
Performance Food Group Co.*	53,510	3,993,986
President Chain Store Corp. (Taiwan)	11,000	91,215
Sumber Alfaria Trijaya Tbk PT (Indonesia)	1,589,072	291,774
Sysco Corp.	8,871	720,148
Target Corp.	103,741	18,383,943
Tesco PLC (United Kingdom)	1,178,949	4,415,722
United Natural Foods, Inc.*	245,465	2,820,393
US Foods Holding Corp.*	6,845	369,425
Walgreens Boots Alliance, Inc.	34,220	742,232
Walmart, Inc.	611,214	36,776,746
Woolworths Group Ltd. (Australia)	37,921	819,702
		135,477,576
Containers & Packaging — 0.1%
Amcor PLC(a)	69,417	660,156
AptarGroup, Inc.	1,971	283,607
Ardagh Group SA*^	250	—
Ardagh Metal Packaging SA	473	1,622
Avery Dennison Corp.	13,306	2,970,565
Ball Corp.	14,698	990,057
Berry Global Group, Inc.	3,646	220,510
Crown Holdings, Inc.	64,901	5,144,053
Graphic Packaging Holding Co.(a)	4,317	125,970
International Paper Co.	16,380	639,148
Klabin SA (Brazil), UTS	227,900	1,145,998
O-I Glass, Inc.*	93,000	1,542,870
Packaging Corp. of America	4,181	793,470
Pactiv Evergreen, Inc.	64,800	927,936
Ranpak Holdings Corp.*	71,500	562,705
Sealed Air Corp.	1,955	72,726
Silgan Holdings, Inc.	2,556	124,119
Smurfit Kappa Group PLC (Ireland)	40,937	1,866,557
Sonoco Products Co.	2,991	173,000
Westrock Co.	12,171	601,856
		18,846,925
Distributors — 0.0%
Genuine Parts Co.	16,439	2,546,894
LKQ Corp.	38,784	2,071,453
Pool Corp.(a)	633	255,416
		4,873,763
Diversified Consumer Services — 0.0%
ADT, Inc.	6,964	46,798
Bright Horizons Family Solutions, Inc.*	1,536	174,121
Coursera, Inc.*	107,100	1,501,542
Frontdoor, Inc.*	93,327	3,040,594
Grand Canyon Education, Inc.*	658	89,626
H&R Block, Inc.	1,553	76,268
Mister Car Wash, Inc.*	2,248	17,422
New Oriental Education & Technology Group, Inc. (China)*	18,300	159,939
Perdoceo Education Corp.	17,700	310,812
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (cont’d.)
Service Corp. International	28,385	$2,106,451
		7,523,573
Diversified REITs — 0.1%
British Land Co. PLC (The) (United Kingdom)	69,049	344,485
Broadstone Net Lease, Inc.(a)	25,286	396,232
Covivio SA (France)	38,962	2,008,261
Essential Properties Realty Trust, Inc.	54,677	1,457,689
Fibra Uno Administracion SA de CV (Mexico)	71,500	118,928
GPT Group (The) (Australia)	709,389	2,111,152
KDX Realty Investment Corp. (Japan)	837	889,641
Merlin Properties Socimi SA (Spain)	29,603	318,495
Nomura Real Estate Master Fund, Inc. (Japan)	253	250,175
Stockland (Australia)	615,732	1,945,637
WP Carey, Inc.	6,486	366,070
		10,206,765
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	1,311,101	23,075,378
BT Group PLC (United Kingdom)	1,302,110	1,802,070
Cogent Communications Holdings, Inc.	4,214	275,301
Deutsche Telekom AG (Germany)	207,784	5,043,855
Frontier Communications Parent, Inc.*	7,412	181,594
Hellenic Telecommunications Organization SA (Greece)	58,366	860,565
HKT Trust & HKT Ltd. (Hong Kong), UTS	956,000	1,115,449
Iridium Communications, Inc.	235	6,148
Koninklijke KPN NV (Netherlands)	598,230	2,237,624
KT Corp. (South Korea)	34,254	966,139
LG Uplus Corp. (South Korea)	65,946	492,181
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	110,800	772,276
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	147,100	1,028,229
Nippon Telegraph & Telephone Corp. (Japan)	2,314,500	2,756,809
Ooredoo QPSC (Qatar)	93,153	271,264
Orange SA (France)	128,866	1,515,466
Swisscom AG (Switzerland)	404	247,270
Telefonica SA (Spain)	70,355	310,705
Telekom Malaysia Bhd (Malaysia)	6,000	7,623
Telkom Indonesia Persero Tbk PT (Indonesia)	251,100	55,228
Telstra Group Ltd. (Australia)	270,087	679,384
Verizon Communications, Inc.	694,217	29,129,345
		72,829,903
Electric Utilities — 0.7%
ALLETE, Inc.(a)	35,002	2,087,519
Alliant Energy Corp.	11,921	600,818
American Electric Power Co., Inc.	25,012	2,153,533
Avangrid, Inc.	2,183	79,549
BKW AG (Switzerland)	2,477	380,629

A8

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Centrais Eletricas Brasileiras SA (Brazil)	16,024	$133,134
CEZ A/S (Czech Republic)	2,332	83,239
Chubu Electric Power Co., Inc. (Japan)	177,300	2,318,401
Constellation Energy Corp.	15,449	2,855,748
CPFL Energia SA (Brazil)	28,500	198,092
Duke Energy Corp.	68,690	6,643,010
Edison International	18,086	1,279,223
Endesa SA (Spain)	104,198	1,931,982
Enel Chile SA (Chile)	1,466,497	88,155
Enel SpA (Italy)	1,167,818	7,709,349
Entergy Corp.	21,581	2,280,680
Evergy, Inc.	10,744	573,515
Eversource Energy	16,756	1,001,506
Exelon Corp.	47,373	1,779,804
FirstEnergy Corp.	25,517	985,467
Fortum OYJ (Finland)(a)	37,488	462,833
Hawaiian Electric Industries, Inc.	3,382	38,115
Iberdrola SA (Spain)	525,314	6,524,587
IDACORP, Inc.	1,542	143,236
Inter RAO UES PJSC (Russia)^	2,620,300	3
Kansai Electric Power Co., Inc. (The) (Japan)	200,600	2,862,324
Manila Electric Co. (Philippines)	31,500	199,863
NextEra Energy, Inc.(a)	258,415	16,515,303
NRG Energy, Inc.	66,264	4,485,410
OGE Energy Corp.(a)	6,043	207,275
PG&E Corp.	743,510	12,461,228
Pinnacle West Capital Corp.	5,466	408,474
PNM Resources, Inc.	82,000	3,086,480
Portland General Electric Co.	17,900	751,800
Power Grid Corp. of India Ltd. (India)	534,861	1,775,426
PPL Corp.	34,980	962,999
Southern Co. (The)	52,185	3,743,752
Terna - Rete Elettrica Nazionale (Italy)	78,120	645,717
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	503,300	3,059,122
Verbund AG (Austria)	4,305	314,523
Xcel Energy, Inc.	128,259	6,893,921
		100,705,744
Electrical Equipment — 0.6%
ABB India Ltd. (India)	675	51,575
ABB Ltd. (Switzerland)	182,202	8,452,406
Acuity Brands, Inc.	957	257,175
AMETEK, Inc.	23,464	4,291,565
Array Technologies, Inc.*(a)	8,000	119,280
Eaton Corp. PLC	81,715	25,550,646
Emerson Electric Co.	61,307	6,953,440
EnerSys	25,300	2,389,838
Generac Holdings, Inc.*	3,022	381,195
Goneo Group Co. Ltd. (China) (Class A Stock)	4,300	60,730
Hubbell, Inc.	1,764	732,148
Legrand SA (France)	19,350	2,049,102
Mitsubishi Electric Corp. (Japan)	111,300	1,863,045
NEXTracker, Inc. (Class A Stock)*	42,100	2,368,967
Nidec Corp. (Japan)	48,600	2,015,406
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Ningbo Sanxing Medical Electric Co. Ltd. (China) (Class A Stock)	1,800	$6,809
nVent Electric PLC	30,399	2,292,085
Plug Power, Inc.*(a)	16,029	55,140
Prysmian SpA (Italy)	13,286	692,917
Regal Rexnord Corp.	3,689	664,389
Rockwell Automation, Inc.(a)	2,134	621,698
Schneider Electric SE	63,849	14,434,754
Sensata Technologies Holding PLC(a)	17,853	655,919
Sungrow Power Supply Co. Ltd. (China) (Class A Stock)	700	9,955
Sunrun, Inc.*(a)	6,385	84,154
Vertiv Holdings Co. (Class A Stock)	201,025	16,417,712
Vestas Wind Systems A/S (Denmark)*	21,175	590,647
		94,062,697
Electronic Equipment, Instruments & Components — 0.4%
AAC Technologies Holdings, Inc. (China)	4,000	13,434
Amphenol Corp. (Class A Stock)	30,011	3,461,769
Arlo Technologies, Inc.*	22,300	282,095
Arrow Electronics, Inc.*	1,669	216,069
AUO Corp. (Taiwan)*	857,800	484,948
Avnet, Inc.	2,780	137,832
Azbil Corp. (Japan)	23,000	636,314
Badger Meter, Inc.	2,400	388,344
Belden, Inc.	5,000	463,050
CDW Corp.	11,333	2,898,755
Cognex Corp.(a)	11,537	489,400
Coherent Corp.*	3,908	236,903
Corning, Inc.	61,662	2,032,380
Crane NXT Co.	1,476	91,364
Fabrinet (Thailand)*(a)	8,700	1,644,474
FARO Technologies, Inc.*	33,300	716,283
Halma PLC (United Kingdom)	15,030	448,802
Hexagon AB (Sweden) (Class B Stock)	68,279	807,121
Hon Hai Precision Industry Co. Ltd. (Taiwan)	176,000	854,842
Innolux Corp. (Taiwan)	989,300	469,887
IPG Photonics Corp.*	913	82,800
Itron, Inc.*	5,400	499,608
Jabil, Inc.(a)	3,698	495,347
Keyence Corp. (Japan)	20,077	9,320,966
Keysight Technologies, Inc.*	49,469	7,735,962
Knowles Corp.*	60,300	970,830
Largan Precision Co. Ltd. (Taiwan)	1,000	75,908
Lingyi iTech Guangdong Co. (China) (Class A Stock)	9,900	7,432
Littelfuse, Inc.	730	176,915
Murata Manufacturing Co. Ltd. (Japan)	72,800	1,361,536
Nan Ya Printed Circuit Board Corp. (Taiwan)	64,000	395,939
PC Connection, Inc.	1,500	98,895
Sanmina Corp.*	5,200	323,336
Shimadzu Corp. (Japan)	47,700	1,328,642
SmartRent, Inc.*	36,000	96,480
Synnex Technology International Corp. (Taiwan)	108,000	264,402

A9

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
TD SYNNEX Corp.	61,673	$6,975,216
TDK Corp. (Japan)	42,300	2,077,269
TE Connectivity Ltd.	5,420	787,201
Teledyne Technologies, Inc.*	2,250	965,970
Trimble, Inc.*	11,721	754,364
TTM Technologies, Inc.*	29,900	467,935
Vontier Corp.	3,140	142,430
WPG Holdings Ltd. (Taiwan)	172,000	516,060
Yokogawa Electric Corp. (Japan)	42,600	981,051
Zebra Technologies Corp. (Class A Stock)*	2,121	639,354
Zhen Ding Technology Holding Ltd. (Taiwan)	146,000	570,217
		54,886,131
Energy Equipment & Services — 0.2%
Baker Hughes Co.	128,961	4,320,194
DMC Global, Inc.*	70,300	1,370,147
Halliburton Co.	94,220	3,714,152
Helmerich & Payne, Inc.	3,100	130,386
Liberty Energy, Inc.(a)	14,300	296,296
Newpark Resources, Inc.*	32,500	234,650
NOV, Inc.	11,860	231,507
Oceaneering International, Inc.*(a)	86,600	2,026,440
Oil States International, Inc.*	112,800	694,848
Schlumberger NV	186,496	10,221,846
Select Water Solutions, Inc. (Class A Stock)	19,800	182,754
TechnipFMC PLC (United Kingdom)	13,085	328,564
TETRA Technologies, Inc.*	58,600	259,598
Weatherford International PLC*	10,542	1,216,758
		25,228,140
Entertainment — 0.9%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	6,239	23,209
Bollore SE (France)	239,995	1,603,449
Capcom Co. Ltd. (Japan)	95,400	1,787,234
Cinemark Holdings, Inc.*	26,000	467,220
Electronic Arts, Inc.	68,692	9,113,368
Konami Group Corp. (Japan)	24,500	1,668,916
Krafton, Inc. (South Korea)*	164	30,458
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	700	41,118
Liberty Media Corp.-Liberty Formula One (Class C Stock)*(a)	5,854	384,022
Liberty Media Corp.-Liberty Live (Class A Stock)*	590	24,987
Liberty Media Corp.-Liberty Live (Class C Stock)*	1,403	61,479
Live Nation Entertainment, Inc.*	6,202	655,986
Madison Square Garden Sports Corp.*	560	103,331
NetEase, Inc. (China), ADR	4,300	444,921
Netflix, Inc.*	99,574	60,474,277
Nintendo Co. Ltd. (Japan)	108,400	5,914,805
Playtika Holding Corp.	241	1,699
Roku, Inc.*	3,297	214,865
Sea Ltd. (Singapore), ADR*	41,600	2,234,336
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Sphere Entertainment Co.*(a)	5,000	$245,400
Take-Two Interactive Software, Inc.*	7,726	1,147,234
Tencent Music Entertainment Group (China), ADR*	21,900	245,061
Vivid Seats, Inc. (Class A Stock)*	60,000	359,400
Walt Disney Co. (The)	340,364	41,646,939
Warner Bros Discovery, Inc.*	562,756	4,912,860
		133,806,574
Financial Services — 2.0%
Adyen NV (Netherlands), 144A*	5,310	8,969,317
Affirm Holdings, Inc.*	6,740	251,132
Apollo Global Management, Inc.	35,199	3,958,128
AvidXchange Holdings, Inc.*	149,842	1,970,422
Bajaj Finserv Ltd. (India)	2,640	52,227
Berkshire Hathaway, Inc. (Class B Stock)*	184,604	77,629,674
Block, Inc.*	118,687	10,038,546
Cannae Holdings, Inc.*(a)	17,000	378,080
Corebridge Financial, Inc.(a)	51,562	1,481,376
Corpay, Inc.*	13,218	4,078,282
Enact Holdings, Inc.	59,300	1,848,974
Essent Group Ltd.	5,605	333,554
Euronet Worldwide, Inc.*	722	79,369
EXOR NV (Netherlands)	19,011	2,115,666
Fidelity National Information Services, Inc.	28,346	2,102,706
Fiserv, Inc.*(a)	23,538	3,761,843
Flywire Corp.*	13,848	343,569
Global Payments, Inc.	12,289	1,642,548
Groupe Bruxelles Lambert NV (Belgium)	11,308	854,864
Industrivarden AB (Sweden) (Class A Stock)	7,930	272,711
Investor AB (Sweden) (Class B Stock)	195,008	4,893,595
Jack Henry & Associates, Inc.	2,871	498,779
M&G PLC (United Kingdom)	481,217	1,339,392
Mastercard, Inc. (Class A Stock)	142,453	68,601,091
Meritz Financial Group, Inc. (South Korea)	30,772	1,871,093
MGIC Investment Corp.	8,327	186,192
NCR Atleos Corp.*	1,961	38,730
ORIX Corp. (Japan)	132,200	2,891,445
Payoneer Global, Inc.*	34,800	169,128
PayPal Holdings, Inc.*	205,986	13,799,002
Power Finance Corp. Ltd. (India)	46,127	216,421
Repay Holdings Corp.*	95,500	1,050,500
Rocket Cos., Inc. (Class A Stock)*(a)	2,370	34,483
Shift4 Payments, Inc. (Class A Stock)*(a)	12,884	851,246
StoneCo Ltd. (Brazil) (Class A Stock)*	62,400	1,036,464
TFS Financial Corp.	1,569	19,707
UWM Holdings Corp.	1,763	12,799
Visa, Inc. (Class A Stock)(a)	299,514	83,588,367
Voya Financial, Inc.(a)	2,993	221,243
Western Union Co. (The)	9,401	131,426
WEX, Inc.*(a)	2,846	676,010

A10

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Wise PLC (United Kingdom) (Class A Stock)*	43,150	$504,396
		304,794,497
Food Products — 0.6%
Adecoagro SA (Brazil)	53,124	585,426
Archer-Daniels-Midland Co.	178,096	11,186,210
Associated British Foods PLC (United Kingdom)	54,209	1,710,341
Britannia Industries Ltd. (India)	576	33,923
Bunge Global SA(a)	6,860	703,287
Campbell Soup Co.(a)	9,162	407,251
China Feihe Ltd. (China), 144A	26,000	12,235
CJ CheilJedang Corp. (South Korea)	514	111,505
Conagra Brands, Inc.	22,718	673,361
Danone SA (France)	16,840	1,088,619
Darling Ingredients, Inc.*(a)	60,069	2,793,809
Flowers Foods, Inc.	5,688	135,090
Freshpet, Inc.*	93,471	10,829,550
General Mills, Inc.	45,157	3,159,635
Golden Agri-Resources Ltd. (Indonesia)	3,605,200	721,035
Gruma SAB de CV (Mexico) (Class B Stock)	1,000	18,700
Hain Celestial Group, Inc. (The)*	102,641	806,758
Hershey Co. (The)	14,630	2,845,535
Hormel Foods Corp.	34,704	1,210,822
Indofood Sukses Makmur Tbk PT (Indonesia)	408,800	164,393
Ingredion, Inc.	17,616	2,058,430
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	1,700	6,514
J.M. Smucker Co. (The)	4,957	623,938
JBS SA	119,300	509,512
Kellanova	12,485	715,266
Kraft Heinz Co. (The)	38,193	1,409,322
Lamb Weston Holdings, Inc.	3,787	403,429
McCormick & Co., Inc.	11,922	915,729
Meihua Holdings Group Co. Ltd. (China) (Class A Stock)	23,000	31,884
MEIJI Holdings Co. Ltd. (Japan)	27,000	589,482
Mondelez International, Inc. (Class A Stock)	115,019	8,051,330
Mowi ASA (Norway)	100,645	1,848,719
Nestle India Ltd. (India)	566	17,817
Nestle SA	222,041	23,591,847
Orion Corp. (South Korea)	2,810	191,745
Pilgrim’s Pride Corp.*	99,767	3,424,003
Post Holdings, Inc.*	1,553	165,053
PPB Group Bhd (Malaysia)	3,000	9,890
Savola Group (The) (Saudi Arabia)	1,404	21,140
Seaboard Corp.	6	19,343
Simply Good Foods Co. (The)*	24,000	816,720
Tyson Foods, Inc. (Class A Stock)	13,386	786,160
Vital Farms, Inc.*	18,000	418,500
WH Group Ltd. (Hong Kong), 144A	4,438,860	2,930,007
Wilmar International Ltd. (China)	846,300	2,149,707
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
WK Kellogg Co.	2,039	$38,333
		90,941,305
Gas Utilities — 0.0%
Atmos Energy Corp.	7,061	839,341
Beijing Enterprises Holdings Ltd. (China)	22,500	65,344
China Resources Gas Group Ltd. (China)	4,800	15,317
ENN Energy Holdings Ltd. (China)	4,100	31,902
Indraprastha Gas Ltd. (India)	1,946	10,079
Kunlun Energy Co. Ltd. (China)	20,000	16,708
National Fuel Gas Co.	2,717	145,957
ONE Gas, Inc.	5,200	335,556
Osaka Gas Co. Ltd. (Japan)	47,000	1,057,312
Tokyo Gas Co. Ltd. (Japan)	131,200	2,982,546
UGI Corp.(a)	10,126	248,492
		5,748,554
Ground Transportation — 0.6%
ArcBest Corp.	24,200	3,448,500
Avis Budget Group, Inc.(a)	413	50,576
Canadian National Railway Co. (Canada)	16,238	2,138,707
Central Japan Railway Co. (Japan)	106,400	2,642,479
CSX Corp.	293,354	10,874,633
Hankyu Hanshin Holdings, Inc. (Japan)	20,800	596,778
Hertz Global Holdings, Inc.*(a)	3,994	31,273
J.B. Hunt Transport Services, Inc.(a)	3,391	675,657
Keisei Electric Railway Co. Ltd. (Japan)	10,500	426,984
Knight-Swift Transportation Holdings, Inc.	4,719	259,639
Landstar System, Inc.(a)	231	44,528
Norfolk Southern Corp.	10,896	2,777,064
Odakyu Electric Railway Co. Ltd. (Japan)	76,100	1,049,026
Old Dominion Freight Line, Inc.(a)	3,578	784,691
Ryder System, Inc.	1,320	158,651
Saia, Inc.*	16,116	9,427,860
Schneider National, Inc. (Class B Stock)	1,677	37,967
TFI International, Inc. (Canada)	3,240	516,650
Uber Technologies, Inc.*	473,494	36,454,303
U-Haul Holding Co.*	135	9,118
U-Haul Holding Co. (Non Voting)	1,840	122,691
Union Pacific Corp.	53,777	13,225,378
XPO, Inc.*	3,443	420,149
		86,173,302
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	266,059	30,240,266
Alcon, Inc. (Switzerland)	33,370	2,760,082
Align Technology, Inc.*	1,196	392,192
Avanos Medical, Inc.*	85,100	1,694,341
Axogen, Inc.*	133,000	1,073,310
Baxter International, Inc.	24,108	1,030,376
Becton, Dickinson & Co.	71,972	17,809,471

A11

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Boston Scientific Corp.*	276,483	$18,936,321
Cochlear Ltd. (Australia)	11,926	2,622,900
CONMED Corp.	20,800	1,665,664
Cooper Cos., Inc. (The)	9,240	937,490
Demant A/S (Denmark)*	34,550	1,717,250
DENTSPLY SIRONA, Inc.	32,490	1,078,343
Dexcom, Inc.*	6,737	934,422
Edwards Lifesciences Corp.*	10,589	1,011,885
Enovis Corp.*(a)	1,610	100,544
Envista Holdings Corp.*	4,955	105,938
EssilorLuxottica SA (France)	9,268	2,096,529
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	15,620	239,309
GE HealthCare Technologies, Inc.	54,943	4,994,868
Getinge AB (Sweden) (Class B Stock)	24,284	488,422
Globus Medical, Inc. (Class A Stock)*	2,551	136,836
Haemonetics Corp.*	26,500	2,261,775
Hologic, Inc.*	93,872	7,318,261
Hoya Corp. (Japan)	23,100	2,889,137
ICU Medical, Inc.*	608	65,251
IDEXX Laboratories, Inc.*	5,178	2,795,758
Inspire Medical Systems, Inc.*(a)	2,044	439,031
Insulet Corp.*(a)	1,355	232,247
Integer Holdings Corp.*	9,900	1,155,132
Integra LifeSciences Holdings Corp.*	2,063	73,133
Intuitive Surgical, Inc.*	102,104	40,748,685
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (China) (Class A Stock)	11,300	53,045
Koninklijke Philips NV (Netherlands)*	33,636	673,189
Lantheus Holdings, Inc.*	9,700	603,728
Medtronic PLC(a)	145,941	12,718,758
Olympus Corp. (Japan)	27,000	388,755
QuidelOrtho Corp.*	1,620	77,663
ResMed, Inc.(a)	2,640	522,799
SI-BONE, Inc.*(a)	14,000	229,180
Sonova Holding AG (Switzerland)	7,684	2,225,233
Sri Trang Gloves Thailand PCL (Thailand)	1,018,200	241,615
STERIS PLC	4,685	1,053,282
Stryker Corp.	13,940	4,988,708
Tandem Diabetes Care, Inc.*(a)	14,083	498,679
Teleflex, Inc.	2,371	536,249
Terumo Corp. (Japan)	80,400	1,471,212
Zimmer Biomet Holdings, Inc.	10,038	1,324,815
		177,652,079
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*	11,989	949,769
Accolade, Inc.*(a)	135,900	1,424,232
agilon health, Inc.*(a)	943	5,752
Amedisys, Inc.*	1,018	93,819
Apollo Hospitals Enterprise Ltd. (India)	21,227	1,620,417
Bangkok Dusit Medical Services PCL (Thailand)	66,000	51,161
Bumrungrad Hospital PCL (Thailand)	82,817	506,771
Cardinal Health, Inc.	125,115	14,000,368
Cencora, Inc.(a)	2,957	718,521
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Centene Corp.*	309,438	$24,284,694
Chartwell Retirement Residences (Canada), UTS	29,473	268,935
Chemed Corp.	134	86,019
Cigna Group (The)(a)	50,557	18,361,797
CorVel Corp.*	3,900	1,025,544
CVS Health Corp.	61,219	4,882,827
DaVita, Inc.*	951	131,286
Dr. Sulaiman Al Habib Medical Services Group Co. (Saudi Arabia)	3,241	270,869
Elevance Health, Inc.	40,274	20,883,680
Encompass Health Corp.	13,209	1,090,799
Fresenius Medical Care AG (Germany)	48,445	1,861,484
Fresenius SE & Co. KGaA (Germany)	55,237	1,489,566
HCA Healthcare, Inc.	8,300	2,768,299
HealthEquity, Inc.*	19,500	1,591,785
Henry Schein, Inc.*(a)	6,234	470,792
Hims & Hers Health, Inc.*	71,700	1,109,199
Humana, Inc.	4,375	1,516,900
Laboratory Corp. of America Holdings	52,639	11,499,516
Max Healthcare Institute Ltd. (India)	124,057	1,223,496
McKesson Corp.	8,167	4,384,454
ModivCare, Inc.*	8,300	194,635
Molina Healthcare, Inc.*	12,752	5,238,904
NMC Health PLC (United Arab Emirates)*^	21,382	3
Patterson Cos., Inc.	4,600	127,190
Pediatrix Medical Group, Inc.*	78,000	782,340
Premier, Inc. (Class A Stock)	3,638	80,400
Progyny, Inc.*(a)	13,825	527,424
Quest Diagnostics, Inc.	5,314	707,346
R1 RCM, Inc.*	4,649	59,879
Ramsay Health Care Ltd. (Australia)	7,170	263,957
Select Medical Holdings Corp.	17,000	512,550
Sinopharm Group Co. Ltd. (China) (Class H Stock)	7,200	18,463
Sonic Healthcare Ltd. (Australia)	27,370	524,486
Tenet Healthcare Corp.*	3,083	324,054
UnitedHealth Group, Inc.	113,514	56,155,376
Universal Health Services, Inc. (Class B Stock)	2,865	522,748
		184,612,506
Health Care REITs — 0.1%
American Healthcare REIT, Inc.	25,845	381,214
CareTrust REIT, Inc.	28,509	694,764
Community Healthcare Trust, Inc.	11,318	300,493
Diversified Healthcare Trust	201,300	495,198
Healthcare Realty Trust, Inc.	11,490	162,583
Healthpeak Properties, Inc.	93,577	1,754,569
Medical Properties Trust, Inc.(a)	17,979	84,501
Omega Healthcare Investors, Inc.(a)	7,359	233,060
Ventas, Inc.	21,987	957,314
Welltower, Inc.	71,288	6,661,151
		11,724,847
Health Care Technology — 0.0%
Certara, Inc.*	2,309	41,285

A12

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Technology (cont’d.)
Doximity, Inc. (Class A Stock)*	2,063	$55,515
Multiplan Corp.*(a)	541,800	439,508
Teladoc Health, Inc.*	5,020	75,802
TruBridge, Inc.*	12,300	113,406
Veeva Systems, Inc. (Class A Stock)*	24,800	5,745,912
		6,471,428
Hotel & Resort REITs — 0.1%
Braemar Hotels & Resorts, Inc.	92,500	185,000
CapitaLand Ascott Trust (Singapore)	504,737	353,140
Host Hotels & Resorts, Inc.(a)	73,092	1,511,543
Invincible Investment Corp. (Japan)	672	301,845
Japan Hotel REIT Investment Corp. (Japan)	720	377,548
Park Hotels & Resorts, Inc.	343,739	6,011,995
RLJ Lodging Trust	19,000	224,580
Summit Hotel Properties, Inc.	44,522	289,838
		9,255,489
Hotels, Restaurants & Leisure — 1.2%
Accor SA (France)	71,215	3,324,775
Airbnb, Inc. (Class A Stock)*	83,933	13,845,588
Amadeus IT Group SA (Spain)	20,687	1,328,037
Aramark	7,729	251,347
Aristocrat Leisure Ltd. (Australia)	83,178	2,329,061
Bloomin’ Brands, Inc.(a)	20,163	578,275
Booking Holdings, Inc.	617	2,238,402
Boyd Gaming Corp.	2,172	146,219
Caesars Entertainment, Inc.*	7,260	317,552
Carnival Corp.*	47,619	778,095
Cava Group, Inc.*	4,846	339,462
Chipotle Mexican Grill, Inc.*	8,071	23,460,541
Churchill Downs, Inc.	6,992	865,260
Compass Group PLC (United Kingdom)	261,501	7,670,518
Darden Restaurants, Inc.(a)	16,345	2,732,067
Dave & Buster’s Entertainment, Inc.*(a)	61,500	3,849,900
Denny’s Corp.*	47,800	428,288
Devyani International Ltd. (India)*	209,001	378,690
Domino’s Pizza, Inc.	591	293,656
DoorDash, Inc. (Class A Stock)*	2,006	276,266
Evolution AB (Sweden), 144A	10,792	1,340,409
Expedia Group, Inc.*	17,904	2,466,276
Flutter Entertainment PLC (United Kingdom)*	2,703	538,799
Genting Singapore Ltd. (Singapore)	1,563,600	1,025,467
H World Group Ltd. (China), ADR	4,300	166,410
Haidilao International Holding Ltd. (China), 144A	9,000	20,366
Hilton Worldwide Holdings, Inc.	78,261	16,693,854
Hyatt Hotels Corp. (Class A Stock)	1,325	211,497
Indian Hotels Co. Ltd. (India)	4,520	32,083
InterContinental Hotels Group PLC (United Kingdom)	13,244	1,376,209
La Francaise des Jeux SAEM (France), 144A	76,808	3,130,517
Las Vegas Sands Corp.	7,177	371,051
MakeMyTrip Ltd. (India)*(a)	28,109	1,997,144
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Marriott International, Inc. (Class A Stock)(a)	84,546	$21,331,801
Marriott Vacations Worldwide Corp.	1,090	117,426
McDonald’s Corp.	140,394	39,584,088
Meituan (China) (Class B Stock), 144A*	60,132	742,275
MGM Resorts International*	13,439	634,455
Norwegian Cruise Line Holdings Ltd.*(a)	17,149	358,929
OPAP SA (Greece)	234,920	4,228,846
Oriental Land Co. Ltd. (Japan)	95,600	3,062,614
Penn Entertainment, Inc.*	4,529	82,473
Planet Fitness, Inc. (Class A Stock)*	1,359	85,114
Royal Caribbean Cruises Ltd.*	9,114	1,266,937
Shake Shack, Inc. (Class A Stock)*	22,500	2,340,675
Starbucks Corp.	30,689	2,804,668
Sweetgreen, Inc. (Class A Stock)*(a)	6,800	171,768
Tongcheng Travel Holdings Ltd. (China)*	16,000	42,300
Travel + Leisure Co.	1,188	58,165
Trip.com Group Ltd. (China)*	3,000	133,024
Vail Resorts, Inc.(a)	1,042	232,189
Whitbread PLC (United Kingdom)	53,713	2,245,630
Wyndham Hotels & Resorts, Inc.	2,279	174,913
Wynn Resorts Ltd.	4,776	488,251
Yum! Brands, Inc.(a)	5,976	828,572
		175,817,194
Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	316,267	1,898,261
Berkeley Group Holdings PLC (United Kingdom)	31,465	1,890,431
Century Communities, Inc.	5,094	491,571
Coway Co. Ltd. (South Korea)	272	11,369
D.R. Horton, Inc.	14,734	2,424,480
Garmin Ltd.(a)	7,386	1,099,554
GoPro, Inc. (Class A Stock)*	64,800	144,504
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	11,900	64,259
KB Home	33,700	2,388,656
Leggett & Platt, Inc.	4,060	77,749
Lennar Corp. (Class A Stock)	74,200	12,760,916
Lennar Corp. (Class B Stock)	407	62,751
Lovesac Co. (The)*	7,000	158,200
M/I Homes, Inc.*	2,100	286,209
Meritage Homes Corp.	1,900	333,374
Mohawk Industries, Inc.*	2,642	345,811
Newell Brands, Inc.	11,522	92,522
Nien Made Enterprise Co. Ltd. (Taiwan)	1,000	11,084
NVR, Inc.*	134	1,085,395
Panasonic Holdings Corp. (Japan)	120,800	1,152,887
Persimmon PLC (United Kingdom)	79,512	1,318,349
PulteGroup, Inc.	10,272	1,239,009
SEB SA (France)	1,920	245,650
Sonos, Inc.*	102,500	1,953,650
Sony Group Corp. (Japan)	86,200	7,391,713

A13

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Taylor Morrison Home Corp.*	41,300	$2,567,621
Taylor Wimpey PLC (United Kingdom)	1,293,434	2,236,181
Tempur Sealy International, Inc.(a)	4,068	231,144
Toll Brothers, Inc.(a)	36,249	4,689,533
TopBuild Corp.*	903	397,979
Tri Pointe Homes, Inc.*	33,000	1,275,780
Whirlpool Corp.	1,601	191,527
		50,518,119
Household Products — 0.5%
Church & Dwight Co., Inc.(a)	5,238	546,376
Clorox Co. (The)(a)	2,218	339,598
Colgate-Palmolive Co.	206,040	18,553,902
Energizer Holdings, Inc.	63,800	1,878,272
Essity AB (Sweden) (Class B Stock)(a)	122,486	2,909,548
Henkel AG & Co. KGaA (Germany)	9,223	664,549
Kimberly-Clark Corp.	6,520	843,362
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	27,600	64,247
Procter & Gamble Co. (The)	275,024	44,622,644
Reckitt Benckiser Group PLC (United Kingdom)	61,563	3,509,401
Reynolds Consumer Products, Inc.	1,677	47,895
Spectrum Brands Holdings, Inc.(a)	12,555	1,117,521
		75,097,315
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	609,944	10,936,296
Brookfield Renewable Corp. (Class A Stock)	4,037	99,189
China Resources Power Holdings Co. Ltd. (China)	12,000	28,025
Clearway Energy, Inc. (Class A Stock)	1,043	22,435
Clearway Energy, Inc. (Class C Stock)(a)	2,485	57,279
Engie Brasil Energia SA (Brazil)	2,000	16,039
NTPC Ltd. (India)	22,725	91,838
RWE AG (Germany)	26,502	900,729
Vistra Corp.	60,830	4,236,810
		16,388,640
Industrial Conglomerates — 0.6%
3M Co.	160,927	17,069,527
Astra International Tbk PT (Indonesia)	3,164,200	1,028,018
CITIC Ltd. (China)	50,000	48,124
CK Hutchison Holdings Ltd. (United Kingdom)	415,248	1,998,443
DCC PLC (United Kingdom)	28,726	2,089,993
General Electric Co.	201,885	35,436,874
GS Holdings Corp. (South Korea)	231	8,313
Hikari Tsushin, Inc. (Japan)	3,400	639,442
Hitachi Ltd. (Japan)	76,400	6,981,466
Honeywell International, Inc.	29,155	5,984,064
Jardine Matheson Holdings Ltd. (Hong Kong)	4,800	179,048
Keppel Ltd. (Singapore)	163,400	887,923
KOC Holding A/S (Turkey)*	139,179	875,571
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Lifco AB (Sweden) (Class B Stock)	17,989	$469,771
Siemens AG (Germany)	64,149	12,248,538
Siemens Ltd. (India)	476	30,752
Sime Darby Bhd (Malaysia)	82,000	45,081
Smiths Group PLC (United Kingdom)	51,978	1,077,427
		87,098,375
Industrial REITs — 0.2%
Americold Realty Trust, Inc.	187,989	4,684,686
CapitaLand Ascendas REIT (Singapore)	230,334	472,479
EastGroup Properties, Inc.	1,389	249,701
First Industrial Realty Trust, Inc.	12,894	677,451
Frasers Logistics & Commercial Trust (Singapore)	293,803	230,586
GLP J-REIT (Japan)	278	232,963
Goodman Group (Australia)	249,801	5,502,443
Innovative Industrial Properties, Inc.	1,500	155,310
LXP Industrial Trust	381,685	3,442,799
Nippon Prologis REIT, Inc. (Japan)	259	461,381
Plymouth Industrial REIT, Inc.	33,192	746,820
Prologis, Inc.(a)	106,661	13,889,395
Rexford Industrial Realty, Inc.	6,339	318,852
STAG Industrial, Inc.(a)	22,608	869,051
Tritax Big Box REIT PLC (United Kingdom)	261,076	519,056
Warehouses De Pauw CVA (Belgium)	32,817	935,771
		33,388,744
Insurance — 1.8%
Admiral Group PLC (United Kingdom)	7,000	250,864
Aegon Ltd. (Netherlands)	103,341	630,466
Aflac, Inc.(a)	27,688	2,377,292
Ageas SA/NV (Belgium)	143,506	6,648,003
AIA Group Ltd. (Hong Kong)	540,400	3,635,041
Allianz SE (Germany)	27,063	8,111,249
Allstate Corp. (The)	90,289	15,620,900
Ambac Financial Group, Inc.*	63,500	992,505
American Financial Group, Inc.	2,420	330,282
American International Group, Inc.	53,156	4,155,205
Aon PLC (Class A Stock)(a)	25,952	8,660,701
Arch Capital Group Ltd.*	16,520	1,527,109
Arthur J. Gallagher & Co.	10,156	2,539,406
Assicurazioni Generali SpA (Italy)	83,722	2,119,291
Assurant, Inc.	58,394	10,992,087
Assured Guaranty Ltd.	2,085	181,916
Aviva PLC (United Kingdom)	418,316	2,624,806
AXA SA (France)	210,608	7,909,551
Axis Capital Holdings Ltd.	11,762	764,765
BB Seguridade Participacoes SA (Brazil)	7,200	46,785
Brighthouse Financial, Inc.*	2,300	118,542
Brown & Brown, Inc.	9,344	817,974
Caixa Seguridade Participacoes S/A (Brazil)	3,400	10,657
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	13,000	22,806
Chubb Ltd.	103,086	26,712,675

A14

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Cincinnati Financial Corp.	13,955	$1,732,792
CNA Financial Corp.	1,444	65,586
Dai-ichi Life Holdings, Inc. (Japan)	99,900	2,547,903
DB Insurance Co. Ltd. (South Korea)	6,832	488,701
eHealth, Inc.*(a)	93,400	563,202
Everest Group Ltd.	1,996	793,410
Fairfax Financial Holdings Ltd. (Canada)	2,218	2,390,832
Fidelity National Financial, Inc.	21,903	1,163,049
First American Financial Corp.	3,497	213,492
Genworth Financial, Inc. (Class A Stock)*	411,992	2,649,109
Globe Life, Inc.	13,769	1,602,299
Great-West Lifeco, Inc. (Canada)	15,300	489,311
Hannover Rueck SE (Germany)	6,581	1,802,052
Hanover Insurance Group, Inc. (The)	1,282	174,570
Hartford Financial Services Group, Inc. (The)	14,898	1,535,239
iA Financial Corp., Inc. (Canada)	7,900	490,779
Insurance Australia Group Ltd. (Australia)	130,954	546,253
James River Group Holdings Ltd.	7,007	65,165
Japan Post Holdings Co. Ltd. (Japan)	287,500	2,896,599
Japan Post Insurance Co. Ltd. (Japan)	56,500	1,080,006
Kemper Corp.	2,393	148,175
Lincoln National Corp.	5,686	181,554
Loews Corp.	69,154	5,414,067
Manulife Financial Corp. (Canada)	20,500	511,989
Markel Group, Inc.*(a)	3,177	4,833,742
Marsh & McLennan Cos., Inc.	115,795	23,851,454
Medibank Private Ltd. (Australia)	892,877	2,187,663
MetLife, Inc.	245,830	18,218,461
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	15,230	7,434,386
NN Group NV (Netherlands)	33,272	1,536,005
Old Mutual Ltd. (South Africa)	23,533	14,591
Old Republic International Corp.	8,809	270,612
Oscar Health, Inc. (Class A Stock)*	275,600	4,098,172
Palomar Holdings, Inc.*	25,800	2,162,814
Phoenix Group Holdings PLC (United Kingdom)	112,144	783,040
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	38,000	50,150
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	37,500	159,213
Poste Italiane SpA (Italy), 144A	176,396	2,209,219
Powszechny Zaklad Ubezpieczen SA (Poland)	32,483	396,739
Primerica, Inc.	510	129,010
Principal Financial Group, Inc.	11,816	1,019,839
Progressive Corp. (The)	54,270	11,224,121
QBE Insurance Group Ltd. (Australia)	187,108	2,211,749
Reinsurance Group of America, Inc.	2,193	422,986
RenaissanceRe Holdings Ltd. (Bermuda)	18,523	4,353,461
RLI Corp.	1,129	167,623
Ryan Specialty Holdings, Inc.(a)	4,786	265,623
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Sampo OYJ (Finland) (Class A Stock)	45,519	$1,941,669
Samsung Life Insurance Co. Ltd. (South Korea)	3,147	223,248
Sanlam Ltd. (South Africa)	22,433	82,192
Selectquote, Inc.*	96,600	193,200
Skyward Specialty Insurance Group, Inc.*	5,112	191,240
Sompo Holdings, Inc. (Japan)	40,800	855,170
Stewart Information Services Corp.	8,600	559,516
Suncorp Group Ltd. (Australia)	93,038	993,080
Swiss Life Holding AG (Switzerland)	528	370,335
Swiss Re AG	24,773	3,186,673
T&D Holdings, Inc. (Japan)	85,800	1,491,564
Talanx AG (Germany)	21,158	1,676,076
Tokio Marine Holdings, Inc. (Japan)	150,400	4,714,479
Travelers Cos., Inc. (The)	55,257	12,716,846
Tryg A/S (Denmark)	16,350	337,044
Unum Group	74,902	4,019,241
W.R. Berkley Corp.(a)	10,448	924,021
White Mountains Insurance Group Ltd.	91	163,281
Willis Towers Watson PLC	4,855	1,335,125
Zurich Insurance Group AG (Switzerland)	15,578	8,415,461
		269,737,146
Interactive Media & Services — 2.6%
Alphabet, Inc. (Class A Stock)*	866,527	130,784,920
Alphabet, Inc. (Class C Stock)*	552,752	84,162,020
Auto Trader Group PLC (United Kingdom), 144A	537,493	4,746,554
Baidu, Inc. (China), ADR*	1,500	157,920
CAR Group Ltd. (Australia)	31,854	748,756
IAC, Inc.*	2,268	120,975
JOYY, Inc. (China), ADR	2,100	64,575
Kanzhun Ltd. (China), ADR	64,498	1,130,650
Kuaishou Technology (China), 144A*	42,300	266,262
Match Group, Inc.*	5,693	206,542
Meta Platforms, Inc. (Class A Stock)	347,473	168,725,939
Scout24 SE (Germany), 144A	16,527	1,245,116
Tencent Holdings Ltd. (China)	35,700	1,390,513
TripAdvisor, Inc.*	3,257	90,512
ZipRecruiter, Inc. (Class A Stock)*	9,300	106,857
ZoomInfo Technologies, Inc.*	4,407	70,644
		394,018,755
IT Services — 0.8%
Accenture PLC (Class A Stock)	26,328	9,125,548
Akamai Technologies, Inc.*(a)	57,859	6,292,745
Amdocs Ltd.	3,541	320,000
Capgemini SE (France)	1,800	414,199
Cognizant Technology Solutions Corp. (Class A Stock)	170,052	12,463,111
DXC Technology Co.*	6,194	131,375
EPAM Systems, Inc.*	984	271,741
Fastly, Inc. (Class A Stock)*	6,663	86,419
Fujitsu Ltd. (Japan)	104,000	1,664,416
Gartner, Inc.*	1,374	654,945
Globant SA*	10,421	2,104,000

A15

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
GoDaddy, Inc. (Class A Stock)*	1,748	$207,453
HCL Technologies Ltd. (India)	156,312	2,906,238
Infosys Ltd. (India)	40,296	725,656
International Business Machines Corp.	182,225	34,797,686
Kyndryl Holdings, Inc.*	6,861	149,295
MongoDB, Inc.*(a)	43,937	15,757,566
Mphasis Ltd. (India)	16,522	475,205
NEC Corp. (Japan)	74,100	5,409,696
NEXTDC Ltd. (Australia)*	25,351	293,661
Nomura Research Institute Ltd. (Japan)	40,200	1,135,600
NTT Data Group Corp. (Japan)	30,200	480,118
Obic Co. Ltd. (Japan)	3,200	483,364
Okta, Inc.*	4,318	451,749
Otsuka Corp. (Japan)	67,800	1,438,611
Persistent Systems Ltd. (India)	2,842	136,330
Samsung SDS Co. Ltd. (South Korea)	200	24,301
SCSK Corp. (Japan)	90,400	1,680,333
Snowflake, Inc. (Class A Stock)*	63,823	10,313,797
Tata Consultancy Services Ltd. (India)	15,633	729,623
Tech Mahindra Ltd. (India)	30,506	457,825
TIS, Inc. (Japan)	120,400	2,583,282
Twilio, Inc. (Class A Stock)*	4,272	261,233
Unisys Corp.*	75,700	371,687
VeriSign, Inc.*	4,126	781,918
Wipro Ltd. (India)	6,783	39,314
Wix.com Ltd. (Israel)*	21,400	2,942,072
		118,562,112
Leisure Products — 0.0%
Brunswick Corp.(a)	26,669	2,574,092
Hasbro, Inc.	6,211	351,046
Mattel, Inc.*	10,644	210,858
Polaris, Inc.	1,517	151,882
Shimano, Inc. (Japan)	4,300	639,683
Solo Brands, Inc. (Class A Stock)*(a)	76,500	166,005
		4,093,566
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	6,807	990,487
Avantor, Inc.*(a)	20,390	521,372
Azenta, Inc.*(a)	1,796	108,263
Bio-Rad Laboratories, Inc. (Class A Stock)*	941	325,464
Bio-Techne Corp.(a)	3,016	212,296
Charles River Laboratories International, Inc.*(a)	2,395	648,925
Danaher Corp.	40,464	10,104,670
Eurofins Scientific SE (Luxembourg)	10,079	642,037
Fortrea Holdings, Inc.*	4,032	161,844
ICON PLC*	2,097	704,487
Illumina, Inc.*	15,207	2,088,225
IQVIA Holdings, Inc.*	3,618	914,956
Lonza Group AG (Switzerland)	3,020	1,804,748
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	1,377	11,939
Medpace Holdings, Inc.*	25,078	10,135,274
Mettler-Toledo International, Inc.*	381	507,221
QIAGEN NV*	36,662	1,576,099
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Quanterix Corp.*	60,900	$1,434,804
Repligen Corp.*	937	172,333
Revvity, Inc.	5,896	619,080
Sotera Health Co.*	874	10,497
Thermo Fisher Scientific, Inc.	49,366	28,692,013
Waters Corp.*	1,056	363,507
West Pharmaceutical Services, Inc.	31,368	12,412,631
		75,163,172
Machinery — 1.2%
AGCO Corp.	1,912	235,214
Airtac International Group (China)	28,790	998,127
Alfa Laval AB (Sweden)	20,657	811,703
Allison Transmission Holdings, Inc.	119,850	9,727,026
Atlas Copco AB (Sweden) (Class A Stock)	439,392	7,420,696
Atlas Copco AB (Sweden) (Class B Stock)	115,002	1,698,575
Blue Bird Corp.*	51,900	1,989,846
Caterpillar, Inc.	36,014	13,196,610
CNH Industrial NV	29,539	382,825
Crane Co.	1,435	193,912
Cummins India Ltd. (India)	4,481	161,767
Cummins, Inc.	13,166	3,879,362
Daimler Truck Holding AG (Germany)	93,098	4,717,721
Deere & Co.	35,314	14,504,872
Donaldson Co., Inc.	27,968	2,088,650
Dover Corp.	6,643	1,177,073
Enerpac Tool Group Corp.	19,228	685,671
Enpro, Inc.	3,599	607,403
Epiroc AB (Sweden) (Class B Stock)	35,428	599,971
Esab Corp.	1,725	190,733
Flowserve Corp.	180,419	8,241,540
Fortive Corp.	116,216	9,996,900
Gates Industrial Corp. PLC*(a)	11,687	206,977
GEA Group AG (Germany)	65,547	2,771,338
Graco, Inc.(a)	44,486	4,157,662
Haitian International Holdings Ltd. (China)	4,000	11,640
Hyster-Yale Materials Handling, Inc.	20,700	1,328,319
IDEX Corp.	3,520	858,950
Illinois Tool Works, Inc.	6,530	1,752,195
Indutrade AB (Sweden)	33,942	924,472
Ingersoll Rand, Inc.	19,409	1,842,885
ITT, Inc.(a)	40,695	5,535,741
John Bean Technologies Corp.	17,700	1,856,553
Komatsu Ltd. (Japan)	62,000	1,834,629
Kone OYJ (Finland) (Class B Stock)	22,723	1,058,599
Kubota Corp. (Japan)	40,000	627,589
Lincoln Electric Holdings, Inc.	127	32,441
Manitowoc Co., Inc. (The)*	17,800	251,692
Middleby Corp. (The)*	1,593	256,139
Nordson Corp.	2,805	770,085
Oshkosh Corp.	1,964	244,930
Otis Worldwide Corp.(a)	134,092	13,311,313
PACCAR, Inc.	30,353	3,760,433
Parker-Hannifin Corp.	29,047	16,144,032
Pentair PLC	7,810	667,286

A16

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Proto Labs, Inc.*	41,300	$1,476,475
Rational AG (Germany)	1,515	1,305,318
RBC Bearings, Inc.*(a)	1,356	366,595
Sandvik AB (Sweden)	36,201	803,690
Sany Heavy Equipment International Holdings Co. Ltd. (China)	7,000	4,505
Schindler Holding AG (Switzerland)	2,472	603,186
Schindler Holding AG (Switzerland) (Part. Cert.)	4,570	1,150,352
Shandong Himile Mechanical Science & Technology Co. Ltd. (China) (Class A Stock)	12,600	61,256
Sinotruk Hong Kong Ltd. (China)	3,000	7,371
SKF AB (Sweden) (Class B Stock)(a)	45,457	927,996
Snap-on, Inc.(a)	2,452	726,331
Stanley Black & Decker, Inc.	7,263	711,266
Techtronic Industries Co. Ltd. (Hong Kong)	162,105	2,202,661
Tennant Co.	24,263	2,950,623
Terex Corp.	88,987	5,730,763
Timken Co. (The)	1,895	165,680
Toyota Industries Corp. (Japan)	20,000	2,092,622
Trinity Industries, Inc.	28,691	799,044
VAT Group AG (Switzerland), 144A	1,624	838,949
Volvo AB (Sweden) (Class A Stock)	12,451	342,859
Volvo AB (Sweden) (Class B Stock)(a)	190,489	5,162,528
Wartsila OYJ Abp (Finland)	113,303	1,721,925
Weichai Power Co. Ltd. (China) (Class H Stock)	131,000	249,963
Westinghouse Air Brake Technologies Corp.	8,482	1,235,658
Xylem, Inc.(a)	10,548	1,363,224
Yutong Bus Co. Ltd. (China) (Class A Stock)	24,400	63,128
Zhejiang Dingli Machinery Co. Ltd. (China) (Class A Stock)	7,200	55,649
		176,831,714
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	232	297,265
AP Moller - Maersk A/S (Denmark) (Class B Stock)	255	332,480
Cia Sud Americana de Vapores SA (Chile)	18,623,398	1,401,152
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	15,500	16,320
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	190,400	1,047,958
HMM Co. Ltd. (South Korea)	27,778	324,918
Kirby Corp.*	26,802	2,554,766
Kuehne + Nagel International AG (Switzerland)	2,744	763,432
Matson, Inc.	3,700	415,880
MISC Bhd (Malaysia)	7,200	11,642
Orient Overseas International Ltd. (Hong Kong)	500	5,985
Wan Hai Lines Ltd. (Taiwan)	240,000	330,749
	Shares	Value
Common Stocks (continued)
Marine Transportation (cont’d.)
Yang Ming Marine Transport Corp. (Taiwan)	359,000	$495,635
		7,998,182
Media — 0.3%
Advantage Solutions, Inc.*(a)	202,200	875,526
Cable One, Inc.	160	67,701
Charter Communications, Inc. (Class A Stock)*(a)	4,224	1,227,621
Comcast Corp. (Class A Stock)	501,024	21,719,390
Dentsu Group, Inc. (Japan)	66,200	1,838,159
Fox Corp. (Class A Stock)	11,896	371,988
Fox Corp. (Class B Stock)	6,268	179,390
Informa PLC (United Kingdom)	341,575	3,583,808
Interpublic Group of Cos., Inc. (The)(a)	18,202	593,931
Liberty Broadband Corp. (Class A Stock)*	359	20,506
Liberty Broadband Corp. (Class C Stock)*	2,835	162,247
Liberty Media Corp.-Liberty SiriusXM*	4,682	139,102
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	2,254	66,944
MFE-MediaForEurope NV (Italy) (Class B Stock)	68,755	238,487
New York Times Co. (The) (Class A Stock)	4,882	211,000
News Corp. (Class A Stock)	17,838	466,999
News Corp. (Class B Stock)(a)	5,208	140,929
Nexstar Media Group, Inc.	672	115,779
Omnicom Group, Inc.	9,445	913,898
Paramount Global (Class A Stock)(a)	313	6,833
Paramount Global (Class B Stock)(a)	25,773	303,348
Publicis Groupe SA (France)	37,830	4,124,246
Sirius XM Holdings, Inc.(a)	19,508	75,691
Trade Desk, Inc. (The) (Class A Stock)*	90,483	7,910,024
Vivendi SE (France)	233,835	2,548,296
WPP PLC (United Kingdom)	299,043	2,834,072
		50,735,915
Metals & Mining — 0.7%
Alcoa Corp.	5,381	181,824
Alrosa PJSC (Russia)^	575,990	1
Aluminum Corp. of China Ltd. (China) (Class H Stock)	24,000	15,282
Anglo American PLC (South Africa)	81,756	2,014,699
APL Apollo Tubes Ltd. (India)	28,644	515,423
ArcelorMittal SA (Luxembourg)	137,077	3,767,853
B2Gold Corp. (Canada)	28,444	74,239
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	8,800	7,846
Barrick Gold Corp. (Canada)	120,979	2,013,091
BHP Group Ltd. (Australia)	506,917	14,656,972
BlueScope Steel Ltd. (Australia)	239,153	3,719,573
Boliden AB (Sweden)	24,001	666,451
Carpenter Technology Corp.	13,100	935,602
Cia Siderurgica Nacional SA (Brazil)	164,100	514,019
Cleveland-Cliffs, Inc.*(a)	15,054	342,328
Commercial Metals Co.	28,700	1,686,699

A17

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Constellium SE*	36,013	$796,247
Eldorado Gold Corp. (Turkey)*	20,529	288,843
ERO Copper Corp. (Brazil)*	22,727	438,248
Fortescue Ltd. (Australia)	268,425	4,492,102
Freeport-McMoRan, Inc.	328,707	15,455,803
Glencore PLC (Australia)	1,355,226	7,436,887
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	2,800	16,672
Harmony Gold Mining Co. Ltd. (South Africa)	65,658	542,919
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. (China) (Class A Stock)	23,300	62,203
Hindalco Industries Ltd. (India)	43,080	290,860
Huaibei Mining Holdings Co. Ltd. (China) (Class A Stock)	26,000	58,678
Impala Platinum Holdings Ltd. (South Africa)	133,461	551,357
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*(a)	64,420	768,541
JFE Holdings, Inc. (Japan)	117,100	1,940,771
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	44,000	75,150
Jindal Steel & Power Ltd. (India)	1,944	19,910
JSW Steel Ltd. (India)	24,590	245,590
Kumba Iron Ore Ltd. (South Africa)	25,756	628,488
Lundin Mining Corp. (Chile)	129,237	1,322,376
Materion Corp.	3,064	403,682
MMC Norilsk Nickel PJSC (Russia)^	8,156	—
MP Materials Corp.*(a)	3,165	45,259
Newmont Corp.(a)	55,057	1,973,243
Nippon Steel Corp. (Japan)(a)	158,700	3,819,033
NMDC Ltd. (India)	85,602	207,765
Norsk Hydro ASA (Norway)	63,440	348,627
Northam Platinum Holdings Ltd. (South Africa)	30,102	179,378
Northern Star Resources Ltd. (Australia)	163,641	1,544,046
Novolipetsk Steel PJSC (Russia)*^	2,758,930	3
Nucor Corp.	46,204	9,143,772
Pilbara Minerals Ltd. (Australia)	382,621	954,811
Radius Recycling, Inc.	32,500	686,725
Reliance, Inc.	6,143	2,052,868
Rio Tinto Ltd. (Australia)	32,919	2,612,628
Rio Tinto PLC (Australia)	103,187	6,523,988
Royal Gold, Inc.(a)	2,004	244,107
Severstal PAO (Russia)*^	337,573	—
Sibanye Stillwater Ltd. (South Africa)	428,515	490,431
South32 Ltd. (Australia)	229,891	448,594
SSR Mining, Inc. (Canada)	6,168	27,509
Steel Dynamics, Inc.	7,405	1,097,643
United States Steel Corp.	6,695	273,022
Vale SA (Brazil)	358,264	4,360,257
Vedanta Ltd. (India)	53,372	174,714
voestalpine AG (Austria)	64,745	1,816,297
		105,971,949
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.(a)	20,462	$202,574
Annaly Capital Management, Inc.	14,922	293,814
Granite Point Mortgage Trust, Inc.(a)	86,800	414,036
Ladder Capital Corp.	48,063	534,941
MFA Financial, Inc.	249,225	2,843,658
PennyMac Mortgage Investment Trust	8,000	117,440
Rithm Capital Corp.	14,582	162,735
Starwood Property Trust, Inc.(a)	8,912	181,181
		4,750,379
Multi-Utilities — 0.4%
Ameren Corp.	12,458	921,394
Avista Corp.	81,181	2,842,959
Black Hills Corp.(a)	56,238	3,070,595
CenterPoint Energy, Inc.	144,091	4,105,153
Centrica PLC (United Kingdom)	1,523,194	2,455,480
CMS Energy Corp.	172,952	10,435,924
Consolidated Edison, Inc.	16,464	1,495,096
Dominion Energy, Inc.	39,944	1,964,845
DTE Energy Co.	60,292	6,761,145
E.ON SE (Germany)	152,734	2,126,351
Engie SA (France)	213,599	3,579,354
National Grid PLC (United Kingdom)	229,409	3,091,059
National Grid PLC (United Kingdom), ADR(a)	7,669	523,179
NiSource, Inc.	195,615	5,410,711
Public Service Enterprise Group, Inc.	23,793	1,588,896
Sembcorp Industries Ltd. (Singapore)	287,600	1,149,722
Sempra(a)	86,375	6,204,316
Veolia Environnement SA (France)	47,777	1,554,274
WEC Energy Group, Inc.(a)	15,026	1,233,935
YTL Power International Bhd (Malaysia)	13,500	10,795
		60,525,183
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.(a)	80,726	10,406,389
Boston Properties, Inc.(a)	7,262	474,281
Cousins Properties, Inc.	22,396	538,400
Dexus (Australia)	227,706	1,173,277
Gecina SA (France)	18,321	1,871,383
Great Portland Estates PLC (United Kingdom)	49,584	243,142
Highwoods Properties, Inc.(a)	3,199	83,750
Kilroy Realty Corp.(a)	8,180	297,997
NET Lease Office Properties	428	10,186
Nippon Building Fund, Inc. (Japan)	236	944,027
Office Properties Income Trust	124,000	252,960
Paramount Group, Inc.(a)	213,200	999,908
Piedmont Office Realty Trust, Inc. (Class A Stock)	20,600	144,818
SL Green Realty Corp.(a)	10,814	596,176
Vornado Realty Trust	5,354	154,034
		18,190,728

A18

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 2.0%
Adaro Energy Indonesia Tbk PT (Indonesia)	8,589,800	$1,463,566
Amplify Energy Corp.*	126,300	834,843
Ampol Ltd. (Australia)	25,428	659,609
Antero Midstream Corp.	6,838	96,142
Antero Resources Corp.*	8,541	247,689
APA Corp.	7,684	264,176
ARC Resources Ltd. (Canada)	95,066	1,694,913
BP PLC (United Kingdom)	1,156,778	7,256,965
California Resources Corp.	36,800	2,027,680
Cheniere Energy, Inc.	83,503	13,467,364
Chesapeake Energy Corp.(a)	3,784	336,133
Chevron Corp.	167,406	26,406,622
China Coal Energy Co. Ltd. (China) (Class H Stock)	12,000	11,689
Chord Energy Corp.	2,129	379,473
ConocoPhillips	241,923	30,791,959
Coterra Energy, Inc.	188,475	5,254,683
Devon Energy Corp.	30,524	1,531,694
Diamondback Energy, Inc.	46,678	9,250,179
DT Midstream, Inc.	2,966	181,223
ENEOS Holdings, Inc. (Japan)	559,400	2,695,107
Eni SpA (Italy)	163,072	2,582,088
EOG Resources, Inc.	64,375	8,229,700
EQT Corp.	18,116	671,560
Equinor ASA (Norway)	145,051	3,889,456
Evolution Petroleum Corp.	55,600	341,384
Excelerate Energy, Inc. (Class A Stock)	15,500	248,310
Exxaro Resources Ltd. (South Africa)	1,360	12,149
Exxon Mobil Corp.	545,408	63,398,226
Galp Energia SGPS SA (Portugal)	87,690	1,449,724
Hess Corp.	8,573	1,308,583
HF Sinclair Corp.	4,764	287,603
Idemitsu Kosan Co. Ltd. (Japan)	129,500	887,870
Inner Mongolia Yitai Coal Co. Ltd. (China) (Class B Stock)	5,200	9,925
Inpex Corp. (Japan)	216,800	3,295,618
Kinder Morgan, Inc.	93,130	1,708,004
Kosmos Energy Ltd. (Ghana)*	162,600	969,096
LUKOIL PJSC (Russia)^	3,043	—
Marathon Oil Corp.	28,925	819,734
Marathon Petroleum Corp.	54,548	10,991,422
Motor Oil Hellas Corinth Refineries SA (Greece)	16,760	499,074
Murphy Oil Corp.	48,700	2,225,590
Occidental Petroleum Corp.(a)	32,320	2,100,477
Oil & Natural Gas Corp. Ltd. (India)	53,503	172,709
ONEOK, Inc.(a)	26,853	2,152,805
Ovintiv, Inc.	4,369	226,751
PBF Energy, Inc. (Class A Stock)(a)	33,700	1,940,109
Peabody Energy Corp.	114,500	2,777,770
Pembina Pipeline Corp. (Canada)	49,424	1,744,462
Permian Resources Corp.(a)	41,190	727,415
PetroChina Co. Ltd. (China) (Class H Stock)	414,000	355,056
Petroleo Brasileiro SA (Brazil)	86,400	660,309
Phillips 66	120,166	19,627,914
Pioneer Natural Resources Co.	11,107	2,915,587
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
PTT Exploration & Production PCL (Thailand)	7,200	$29,525
PTT PCL (Thailand)	52,500	48,303
Range Resources Corp.	7,072	243,489
Reliance Industries Ltd. (India)	8,396	300,226
Repsol SA (Spain)	99,476	1,660,376
Rosneft Oil Co. PJSC (Russia)^	19,154	—
Shaanxi Coal Industry Co. Ltd. (China) (Class A Stock)	3,200	11,017
Shanxi Lu’an Environmental Energy Development Co. Ltd. (China) (Class A Stock)	17,600	48,616
Shell PLC (Netherlands)	461,349	15,307,330
Shell PLC (Netherlands), ADR	49,170	3,296,357
SM Energy Co.(a)	54,400	2,711,840
Southwestern Energy Co.*	33,165	251,391
Surgutneftegas PJSC (Russia)^	55,200	—
Targa Resources Corp.	14,327	1,604,481
Tatneft PJSC (Russia)^	133,140	—
TotalEnergies SE (France)	171,688	11,810,313
United Tractors Tbk PT (Indonesia)	561,300	855,996
Valero Energy Corp.	16,243	2,772,518
Vital Energy, Inc.*(a)	2,300	120,842
Williams Cos., Inc. (The)	441,245	17,195,318
World Kinect Corp.	72,654	1,921,698
Yankuang Energy Group Co. Ltd. (China) (Class H Stock)	12,000	25,234
		304,293,059
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,969	165,219
Mondi PLC (Austria)	34,710	611,357
Suzano SA (Brazil)	59,600	760,300
UPM-Kymmene OYJ (Finland)	49,184	1,638,647
		3,175,523
Passenger Airlines — 0.1%
Alaska Air Group, Inc.*	3,836	164,910
American Airlines Group, Inc.*	23,141	355,214
Delta Air Lines, Inc.	188,703	9,033,212
Deutsche Lufthansa AG (Germany)*	303,890	2,388,367
Eva Airways Corp. (Taiwan)	245,000	241,975
InterGlobe Aviation Ltd. (India), 144A*	700	29,829
Japan Airlines Co. Ltd. (Japan)	91,800	1,743,072
Singapore Airlines Ltd. (Singapore)	295,000	1,398,154
SkyWest, Inc.*	40,699	2,811,487
Southwest Airlines Co.	28,434	829,988
Sun Country Airlines Holdings, Inc.*	955	14,411
Turk Hava Yollari AO (Turkey)*	2,952	27,176
United Airlines Holdings, Inc.*	15,602	747,024
		19,784,819
Personal Care Products — 0.3%
Beiersdorf AG (Germany)	7,040	1,025,004
BellRing Brands, Inc.*	44,500	2,626,835
Colgate-Palmolive India Ltd. (India)	10,725	349,444
Coty, Inc. (Class A Stock)*	11,274	134,837

A19

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Personal Care Products (cont’d.)
Edgewell Personal Care Co.	2,500	$96,600
elf Beauty, Inc.*	1,290	252,879
Estee Lauder Cos., Inc. (The) (Class A Stock)	29,918	4,611,860
Giant Biogene Holding Co. Ltd. (China), 144A*	1,600	8,710
Haleon PLC	192,144	805,233
Hengan International Group Co. Ltd. (China)	5,000	15,762
Kao Corp. (Japan)	33,000	1,233,152
Kenvue, Inc.	64,837	1,391,402
L’Oreal SA (France)	47,007	22,261,183
Olaplex Holdings, Inc.*	3,803	7,302
Unilever PLC (United Kingdom)	203,753	10,228,776
Unilever PLC (United Kingdom), ADR	51,356	2,577,557
		47,626,536
Pharmaceuticals — 3.0%
Amneal Pharmaceuticals, Inc.*	199,400	1,208,364
Astellas Pharma, Inc. (Japan)	123,700	1,328,878
AstraZeneca PLC (United Kingdom)	142,154	19,097,512
AstraZeneca PLC (United Kingdom), ADR	265,984	18,020,416
Aurobindo Pharma Ltd. (India)	28,448	372,767
Bristol-Myers Squibb Co.	472,673	25,633,057
Catalent, Inc.*	8,499	479,769
China Medical System Holdings Ltd. (China)	78,000	81,952
China Resources Pharmaceutical Group Ltd. (China), 144A	11,000	7,033
Chugai Pharmaceutical Co. Ltd. (Japan)	67,900	2,594,825
Cipla Ltd. (India)	47,509	854,057
CSPC Pharmaceutical Group Ltd. (China)	55,600	43,763
Daiichi Sankyo Co. Ltd. (Japan)	155,000	4,931,930
Dr. Reddy’s Laboratories Ltd. (India)	15,094	1,115,508
Elanco Animal Health, Inc.*	480,643	7,824,868
Eli Lilly & Co.	132,370	102,978,565
GSK PLC	398,206	8,549,641
Hikma Pharmaceuticals PLC (Jordan)	86,894	2,102,053
Hubei Jumpcan Pharmaceutical Co. Ltd. (China) (Class A Stock)	12,200	61,680
Intra-Cellular Therapies, Inc.*	32,700	2,262,840
Ipsen SA (France)	13,934	1,658,095
Jazz Pharmaceuticals PLC*	897	108,017
Johnson & Johnson	330,932	52,350,133
Kyowa Kirin Co. Ltd. (Japan)	29,700	534,337
Ligand Pharmaceuticals, Inc.*	5,700	416,670
Lupin Ltd. (India)	27,387	531,619
Merck & Co., Inc.	344,802	45,496,624
Merck KGaA (Germany)	2,885	508,728
Novartis AG (Switzerland)	170,881	16,551,267
Novo Nordisk A/S (Denmark), ADR	241,393	30,994,861
Novo Nordisk A/S (Denmark) (Class B Stock)	319,954	41,041,591
Ono Pharmaceutical Co. Ltd. (Japan)	126,500	2,072,696
Organon & Co.	7,737	145,456
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Orion OYJ (Finland) (Class B Stock)	7,364	$274,507
Otsuka Holdings Co. Ltd. (Japan)	83,200	3,455,987
Perrigo Co. PLC	25,728	828,184
Pfizer, Inc.	325,261	9,025,993
Prestige Consumer Healthcare, Inc.*	20,100	1,458,456
Richter Gedeon Nyrt (Hungary)	39,601	1,004,397
Roche Holding AG	51,993	13,274,803
Royalty Pharma PLC (Class A Stock)	11,223	340,842
Sandoz Group AG (Switzerland)*	69,327	2,092,687
Sanofi SA	76,763	7,467,850
Sanofi SA, ADR(a)	50,715	2,464,749
Shionogi & Co. Ltd. (Japan)	47,500	2,427,334
Sichuan Kelun Pharmaceutical Co. Ltd. (China) (Class A Stock)	14,200	59,160
Sun Pharmaceutical Industries Ltd. (India)	8,103	157,747
Takeda Pharmaceutical Co. Ltd. (Japan)	125,300	3,485,081
Tarsus Pharmaceuticals, Inc.*	5,852	212,720
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	179,000	2,525,690
Torii Pharmaceutical Co. Ltd. (Japan)	18,700	509,025
Torrent Pharmaceuticals Ltd. (India)	16,002	499,452
Viatris, Inc.(a)	56,751	677,607
Yunnan Baiyao Group Co. Ltd. (China) (Class A Stock)	1,000	6,957
Zoetis, Inc.	8,188	1,385,491
		445,594,291
Professional Services — 0.4%
Adecco Group AG (Switzerland)	33,404	1,321,539
ASGN, Inc.*	5,040	527,990
Automatic Data Processing, Inc.	39,241	9,800,047
Broadridge Financial Solutions, Inc.	2,692	551,483
Bureau Veritas SA (France)	21,025	641,966
CACI International, Inc. (Class A Stock)*	667	252,680
Clarivate PLC*	14,266	105,996
Computershare Ltd. (Australia)	34,939	595,112
Concentrix Corp.(a)	1,342	88,867
Dayforce, Inc.*(a)	6,865	454,532
Dun & Bradstreet Holdings, Inc.	829,147	8,324,636
Equifax, Inc.	3,367	900,740
Experian PLC	79,907	3,481,784
FTI Consulting, Inc.*	834	175,382
Genpact Ltd.	4,062	133,843
Huron Consulting Group, Inc.*	3,959	382,519
Jacobs Solutions, Inc.	5,947	914,232
KBR, Inc.	15,306	974,380
Kelly Services, Inc. (Class A Stock)	7,500	187,800
Korn Ferry	22,287	1,465,593
Leidos Holdings, Inc.	55,869	7,323,867
ManpowerGroup, Inc.	1,528	118,634
Maximus, Inc.	6,000	503,400
Paychex, Inc.(a)	5,597	687,312
Paycom Software, Inc.	951	189,259
Paycor HCM, Inc.*(a)	984	19,129
Randstad NV (Netherlands)	13,875	732,678

A20

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
Recruit Holdings Co. Ltd. (Japan)	111,900	$4,913,172
RELX PLC (United Kingdom)	121,189	5,226,329
Resources Connection, Inc.	23,200	305,312
Robert Half, Inc.(a)	5,022	398,144
Science Applications International Corp.(a)	1,590	207,320
SS&C Technologies Holdings, Inc.	6,567	422,718
Teleperformance SE (France)	2,582	250,802
TransUnion	5,836	465,713
TrueBlue, Inc.*	23,800	297,976
TTEC Holdings, Inc.	48,000	497,760
Upwork, Inc.*	133,400	1,635,484
Verisk Analytics, Inc.	2,497	588,618
Wolters Kluwer NV (Netherlands)	26,042	4,077,913
		60,142,661
Real Estate Management & Development — 0.3%
Aldar Properties PJSC (United Arab Emirates)	96,568	145,175
Anywhere Real Estate, Inc.*	270,500	1,671,690
CapitaLand Investment Ltd. (Singapore)	165,990	329,383
Castellum AB (Sweden)*	5,166	67,942
Catena AB (Sweden)	7,723	377,346
CBRE Group, Inc. (Class A Stock)*	26,997	2,625,188
Central Pattana PCL (Thailand)	136,800	235,626
China Overseas Property Holdings Ltd. (China)	10,000	5,543
China Vanke Co. Ltd. (China) (Class H Stock)	687,500	477,003
Corp. Inmobiliaria Vesta SAB de CV (Mexico), ADR	10,846	425,597
CoStar Group, Inc.*	14,089	1,360,997
Country Garden Services Holdings Co. Ltd. (China)	718,000	460,811
Daito Trust Construction Co. Ltd. (Japan)	14,200	1,619,975
Daiwa House Industry Co. Ltd. (Japan)	93,100	2,771,160
DLF Ltd. (India)	3,185	34,365
Emaar Properties PJSC (United Arab Emirates)	112,827	250,395
Forestar Group, Inc.*	44,200	1,776,398
Grainger PLC (United Kingdom)	122,034	396,844
Greentown China Holdings Ltd. (China)	142,000	113,412
Hongkong Land Holdings Ltd. (Hong Kong)	161,600	496,191
Howard Hughes Holdings, Inc.*	3,449	250,466
Hulic Co. Ltd. (Japan)	96,900	995,196
Jones Lang LaSalle, Inc.*	22,247	4,340,167
K Wah International Holdings Ltd. (Hong Kong)	5,850,000	1,338,799
KE Holdings, Inc. (China), ADR(a)	159,706	2,192,763
Longfor Group Holdings Ltd. (China), 144A	389,000	551,760
Macrotech Developers Ltd. (India), 144A	29,905	408,667
Marcus & Millichap, Inc.	1,561	53,339
Mitsubishi Estate Co. Ltd. (Japan)	125,600	2,291,695
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Mitsui Fudosan Co. Ltd. (Japan)	388,716	$4,190,932
Nomura Real Estate Holdings, Inc. (Japan)	74,200	2,096,248
Redfin Corp.*	15,300	101,745
Sagax AB (Sweden) (Class B Stock)	15,773	416,097
Shun Tak Holdings Ltd. (Hong Kong)*	9,296,000	891,851
Sino Land Co. Ltd. (Hong Kong)	372,672	387,438
Sumitomo Realty & Development Co. Ltd. (Japan)	9,849	366,969
Sun Hung Kai Properties Ltd. (Hong Kong)	71,726	692,850
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	506,762	4,171,854
Swire Properties Ltd. (Hong Kong)	7	15
Tokyu Fudosan Holdings Corp. (Japan)	63,077	509,628
Vonovia SE (Germany)	24,024	709,952
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	96,729	314,940
Yanlord Land Group Ltd. (China)*	964,900	346,637
Youngor Fashion Co. Ltd. (China) (Class A Stock)	47,600	45,752
Yuexiu Property Co. Ltd. (China)	828,400	457,097
Zillow Group, Inc. (Class A Stock)*	35,693	1,708,267
Zillow Group, Inc. (Class C Stock)*	74,118	3,615,476
		49,087,641
Residential REITs — 0.2%
American Homes 4 Rent (Class A Stock)(a)	17,424	640,855
Apartment Income REIT Corp.	15,551	504,941
AvalonBay Communities, Inc.	16,802	3,117,779
Boardwalk Real Estate Investment Trust (Canada)	3,084	177,770
Camden Property Trust(a)	13,582	1,336,469
Canadian Apartment Properties REIT (Canada)	4,468	153,348
Centerspace	15,300	874,242
Equity LifeStyle Properties, Inc.	3,654	235,318
Equity Residential	213,851	13,496,137
Essex Property Trust, Inc.(a)	3,206	784,861
Independence Realty Trust, Inc.(a)	32,711	527,628
InterRent Real Estate Investment Trust (Canada)	2,092	20,942
Invitation Homes, Inc.	28,610	1,018,802
Killam Apartment Real Estate Investment Trust (Canada)	19,529	267,874
Mid-America Apartment Communities, Inc.	12,106	1,592,907
Nippon Accommodations Fund, Inc. (Japan)	53	228,735
Sun Communities, Inc.	7,885	1,013,853
UDR, Inc.	17,414	651,458
UNITE Group PLC (The) (United Kingdom)	34,017	420,800
Veris Residential, Inc.	75,155	1,143,108
		28,207,827

A21

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Retail REITs — 0.3%
Acadia Realty Trust(a)	108,600	$1,847,286
Agree Realty Corp.	2,931	167,419
Brixmor Property Group, Inc.	25,431	596,357
CapitaLand Integrated Commercial Trust (Singapore)	392,500	575,507
Federal Realty Investment Trust(a)	3,814	389,486
First Capital Real Estate Investment Trust (Canada)	16,318	189,255
InvenTrust Properties Corp.	43,979	1,130,700
Kimco Realty Corp.	218,238	4,279,647
Kite Realty Group Trust	39,134	848,425
Klepierre SA (France)	187,562	4,855,148
Link REIT (Hong Kong)	67,359	290,076
Macerich Co. (The)(a)	18,000	310,140
NNN REIT, Inc.(a)	7,501	320,593
Realty Income Corp.(a)	98,041	5,304,018
Regency Centers Corp.	12,421	752,216
Retail Opportunity Investments Corp.	16,476	211,222
Sasseur Real Estate Investment Trust (China)	2,185,200	1,108,400
Scentre Group (Australia)	1,577,381	3,483,685
Simon Property Group, Inc.	24,434	3,823,677
SITE Centers Corp.	77,996	1,142,641
Unibail-Rodamco-Westfield (France)*	83,241	6,696,432
Urban Edge Properties	29,127	503,023
Vicinity Ltd. (Australia)	999,298	1,387,060
		40,212,413
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.*	374,790	67,645,847
Advantest Corp. (Japan)	108,954	4,840,048
Alchip Technologies Ltd. (Taiwan)	21,518	2,129,344
Amkor Technology, Inc.	48,100	1,550,744
Analog Devices, Inc.	23,842	4,715,709
Applied Materials, Inc.	142,247	29,335,599
ASE Technology Holding Co. Ltd. (Taiwan)	100,000	485,410
ASM International NV (Netherlands)	14,117	8,645,287
ASML Holding NV (Netherlands) (XAMS)	36,727	35,605,425
ASML Holding NV (Netherlands) (XNGS)	20,266	19,667,545
ASPEED Technology, Inc. (Taiwan)	3,650	380,403
Astera Labs, Inc.*	1,232	91,402
Axcelis Technologies, Inc.*	13,400	1,494,368
BE Semiconductor Industries NV (Netherlands)	4,618	707,379
Broadcom, Inc.	78,987	104,690,160
Cirrus Logic, Inc.*	1,691	156,519
Credo Technology Group Holding Ltd.*	18,784	398,033
Disco Corp. (Japan)	23,840	8,714,318
eMemory Technology, Inc. (Taiwan)	9,080	681,753
Enphase Energy, Inc.*(a)	2,429	293,860
Entegris, Inc.	4,274	600,668
Eo Technics Co. Ltd. (South Korea)	4,604	657,273
First Solar, Inc.*	5,105	861,724
FormFactor, Inc.*	50,600	2,308,878
Global Unichip Corp. (Taiwan)	14,529	553,688
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
GLOBALFOUNDRIES, Inc.*(a)	2,403	$125,220
Hanmi Semiconductor Co. Ltd. (South Korea)	150	14,926
HPSP Co. Ltd. (South Korea)	16,268	646,268
Hygon Information Technology Co. Ltd. (China) (Class A Stock)	650	6,876
Impinj, Inc.*	930	119,421
Infineon Technologies AG (Germany)	58,161	1,977,796
Intel Corp.	779,526	34,431,663
King Yuan Electronics Co. Ltd. (Taiwan)	80,251	265,938
KLA Corp.	2,409	1,682,855
Lam Research Corp.	25,627	24,898,424
Lasertec Corp. (Japan)(a)	7,300	2,080,721
Marvell Technology, Inc.	36,124	2,560,469
MediaTek, Inc. (Taiwan)	37,000	1,340,669
Microchip Technology, Inc.	14,216	1,275,317
Micron Technology, Inc.	205,987	24,283,807
MKS Instruments, Inc.	2,027	269,591
Monolithic Power Systems, Inc.	836	566,323
Novatek Microelectronics Corp. (Taiwan)	211,000	3,884,464
NVIDIA Corp.	342,983	309,905,720
NXP Semiconductors NV (China)	11,103	2,750,990
ON Semiconductor Corp.*	20,562	1,512,335
Onto Innovation, Inc.*(a)	13,000	2,354,040
Parade Technologies Ltd.	2,000	57,563
Photronics, Inc.*	35,261	998,592
Powerchip Semiconductor Manufacturing Corp. (Taiwan)*	17,000	13,758
Qorvo, Inc.*	62,050	7,125,202
QUALCOMM, Inc.	172,294	29,169,374
Rambus, Inc.*	11,000	679,910
Realtek Semiconductor Corp. (Taiwan)	49,000	853,296
Renesas Electronics Corp. (Japan)	203,600	3,628,286
SCREEN Holdings Co. Ltd. (Japan)	5,000	648,275
SK Hynix, Inc. (South Korea)	3,617	479,164
Skyworks Solutions, Inc.	7,652	828,865
SMART Global Holdings, Inc.*	18,600	489,552
STMicroelectronics NV (Singapore)	38,520	1,657,834
Synaptics, Inc.*	20,800	2,029,248
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	175,194	4,196,985
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	74,103	10,081,713
Teradyne, Inc.(a)	9,907	1,117,807
Texas Instruments, Inc.	41,594	7,246,091
Tokyo Electron Ltd. (Japan)	34,500	8,985,497
Tower Semiconductor Ltd. (Israel)*	20,460	684,387
United Microelectronics Corp. (Taiwan)	323,614	525,563
Universal Display Corp.	5,515	929,002
Vanguard International Semiconductor Corp. (Taiwan)	186,000	492,980
Wolfspeed, Inc.*	3,791	111,835
		797,195,996
Software — 4.9%
ACI Worldwide, Inc.*	74,400	2,470,824

A22

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Adeia, Inc.	106,900	$1,167,348
Adobe, Inc.*	71,682	36,170,737
Alarm.com Holdings, Inc.*	2,100	152,187
ANSYS, Inc.*	2,047	710,637
Appfolio, Inc. (Class A Stock)*	12,374	3,053,161
AppLovin Corp. (Class A Stock)*	4,717	326,511
Aspen Technology, Inc.*(a)	840	179,155
Autodesk, Inc.*	7,631	1,987,265
Bentley Systems, Inc. (Class B Stock)(a)	425	22,194
BILL Holdings, Inc.*	3,128	214,956
Blackbaud, Inc.*	6,900	511,566
Box, Inc. (Class A Stock)*	23,200	657,024
Cadence Design Systems, Inc.*	92,438	28,774,101
CCC Intelligent Solutions Holdings, Inc.*	77,837	930,931
Check Point Software Technologies Ltd. (Israel)*(a)	15,900	2,607,759
Clear Secure, Inc. (Class A Stock)(a)	5,579	118,665
CommVault Systems, Inc.*	34,300	3,479,049
Constellation Software, Inc. (Canada)	100	273,153
Crowdstrike Holdings, Inc. (Class A Stock)*	76,757	24,607,527
CyberArk Software Ltd.*	21,590	5,734,952
Dassault Systemes SE (France)	64,133	2,838,986
Descartes Systems Group, Inc. (The) (Canada)*	2,447	223,974
DocuSign, Inc.*	60,900	3,626,595
Dolby Laboratories, Inc. (Class A Stock)	1,807	151,372
DoubleVerify Holdings, Inc.*(a)	9,093	319,710
Dropbox, Inc. (Class A Stock)*	864	20,995
eGain Corp.*	14,500	93,525
Fair Isaac Corp.*	439	548,579
Fortinet, Inc.*	11,100	758,241
Freshworks, Inc. (Class A Stock)*(a)	41,600	757,536
Gen Digital, Inc.	49,091	1,099,638
Guidewire Software, Inc.*(a)	2,463	287,457
HashiCorp, Inc. (Class A Stock)*	928	25,010
HubSpot, Inc.*	13,224	8,285,629
Informatica, Inc. (Class A Stock)*	31,448	1,100,680
Intapp, Inc.*(a)	36,729	1,259,805
Intuit, Inc.	11,831	7,690,150
KPIT Technologies Ltd. (India)	30,296	542,233
LiveRamp Holdings, Inc.*	50,327	1,736,281
Microsoft Corp.	951,700	400,399,224
MicroStrategy, Inc. (Class A Stock)*(a)	520	886,371
Mitek Systems, Inc.*	31,200	439,920
Monday.com Ltd.*	21,664	4,893,248
nCino, Inc.*	1,934	72,293
NCR Voyix Corp.*	67,222	849,014
Nemetschek SE (Germany)	16,296	1,613,027
Nice Ltd. (Israel)*	10,936	2,845,995
Nutanix, Inc. (Class A Stock)*	5,543	342,114
Oracle Corp.	113,895	14,306,351
Oracle Corp. (Japan)	15,800	1,188,178
Palo Alto Networks, Inc.*(a)	22,670	6,441,227
Procore Technologies, Inc.*(a)	6,932	569,602
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
PTC, Inc.*	5,272	$996,092
Q2 Holdings, Inc.*(a)	38,985	2,049,052
Rapid7, Inc.*	5,500	269,720
Roper Technologies, Inc.(a)	12,383	6,944,882
Sage Group PLC (The) (United Kingdom)	31,227	499,072
Salesforce, Inc.	217,414	65,480,749
SAP SE (Germany)	65,116	12,679,322
SentinelOne, Inc. (Class A Stock)*	6,106	142,331
ServiceNow, Inc.*	50,695	38,649,868
SolarWinds Corp.*	131,300	1,657,006
Sprout Social, Inc. (Class A Stock)*(a)	16,597	991,007
SPS Commerce, Inc.*	7,500	1,386,750
Synopsys, Inc.*	6,586	3,763,899
Temenos AG (Switzerland)	3,581	256,150
Teradata Corp.*	57,293	2,215,520
Trend Micro, Inc. (Japan)	17,300	878,610
Tyler Technologies, Inc.*	972	413,110
UiPath, Inc. (Class A Stock)*	2,709	61,413
Unity Software, Inc.*	5,297	141,430
Verint Systems, Inc.*	47,500	1,574,625
Workday, Inc. (Class A Stock)*	44,475	12,130,556
Xero Ltd. (New Zealand)*	18,554	1,611,033
Zoom Video Communications, Inc. (Class A Stock)*	78,251	5,115,268
Zuora, Inc. (Class A Stock)*	12,300	112,176
		740,382,303
Specialized REITs — 0.4%
American Tower Corp.	57,266	11,315,189
Big Yellow Group PLC (United Kingdom)	12,187	163,511
Crown Castle, Inc.	38,220	4,044,823
CubeSmart	6,758	305,597
Digital Realty Trust, Inc.	32,462	4,675,826
EPR Properties	2,686	114,021
Equinix, Inc.	5,571	4,597,913
Extra Space Storage, Inc.	12,196	1,792,812
Gaming & Leisure Properties, Inc.	142,553	6,567,417
Iron Mountain, Inc.(a)	139,124	11,159,136
Lamar Advertising Co. (Class A Stock)	607	72,482
National Storage Affiliates Trust	10,111	395,947
Outfront Media, Inc.	68,500	1,150,115
PotlatchDeltic Corp.(a)	6,300	296,226
Public Storage	45,952	13,328,837
Rayonier, Inc.(a)	4,435	147,419
SBA Communications Corp.(a)	4,767	1,033,009
Shurgard Self Storage Ltd. (Belgium)	11,283	503,286
Uniti Group, Inc.(a)	98,100	578,790
VICI Properties, Inc.	65,933	1,964,144
Weyerhaeuser Co.	34,951	1,255,090
		65,461,590
Specialty Retail — 1.1%
Aaron’s Co., Inc. (The)	16,800	126,000
Abercrombie & Fitch Co. (Class A Stock)*	21,600	2,707,128
Academy Sports & Outdoors, Inc.	11,600	783,464

A23

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Advance Auto Parts, Inc.	1,844	$156,906
AutoNation, Inc.*	856	141,737
AutoZone, Inc.*	1,575	4,963,849
Bath & Body Works, Inc.	10,986	549,520
Best Buy Co., Inc.(a)	8,488	696,271
Boot Barn Holdings, Inc.*	3,049	290,112
Burlington Stores, Inc.*	3,606	837,277
CarMax, Inc.*(a)	7,300	635,903
Carvana Co.*	1,500	131,865
Designer Brands, Inc. (Class A Stock)	38,074	416,149
Dick’s Sporting Goods, Inc.(a)	1,697	381,587
Fast Retailing Co. Ltd. (Japan)	13,300	4,120,687
Five Below, Inc.*	777	140,932
GameStop Corp. (Class A Stock)*(a)	8,115	101,600
Gap, Inc. (The)	50,094	1,380,090
Genesco, Inc.*	3,700	104,118
Group 1 Automotive, Inc.	1,000	292,230
HLA Group Corp. Ltd. (China) (Class A Stock)	50,400	60,900
Home Depot, Inc. (The)	115,375	44,257,850
Industria de Diseno Textil SA (Spain)	241,926	12,182,497
JD Sports Fashion PLC (United Kingdom)	570,026	968,392
JUMBO SA (Greece)	624	17,975
Kingfisher PLC (United Kingdom)	1,426,369	4,489,178
Lithia Motors, Inc.	822	247,307
Lowe’s Cos., Inc.	90,174	22,970,023
Murphy USA, Inc.	41	17,187
O’Reilly Automotive, Inc.*	11,236	12,684,096
Penske Automotive Group, Inc.	586	94,926
Petco Health & Wellness Co., Inc.*(a)	390,854	891,147
RH*	390	135,821
Ross Stores, Inc.	23,179	3,401,750
Signet Jewelers Ltd.(a)	13,000	1,300,910
TJX Cos., Inc. (The)	226,161	22,937,249
Tractor Supply Co.(a)	1,901	497,530
Trent Ltd. (India)	4,773	226,554
Ulta Beauty, Inc.*	22,098	11,554,602
Urban Outfitters, Inc.*	82,327	3,574,638
USS Co. Ltd. (Japan)	54,600	451,387
Valvoline, Inc.*(a)	3,092	137,810
Vibra Energia SA (Brazil)	6,000	29,908
Victoria’s Secret & Co.*(a)	40,987	794,328
Wayfair, Inc. (Class A Stock)*(a)	1,603	108,812
Williams-Sonoma, Inc.(a)	1,695	538,213
		163,528,415
Technology Hardware, Storage & Peripherals — 2.3%
Acer, Inc. (Taiwan)	530,000	772,543
Advantech Co. Ltd. (Taiwan)	42,901	545,801
Apple, Inc.	1,649,846	282,915,592
Asia Vital Components Co. Ltd. (Taiwan)	20,632	349,435
Asustek Computer, Inc. (Taiwan)	54,000	714,877
Brother Industries Ltd. (Japan)	49,200	912,474
Canon, Inc. (Japan)	99,800	2,973,547
Catcher Technology Co. Ltd. (Taiwan)	129,000	876,592
Compal Electronics, Inc. (Taiwan)	456,000	546,144
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Dell Technologies, Inc. (Class C Stock)	73,410	$8,376,815
Hewlett Packard Enterprise Co.	689,886	12,231,679
HP, Inc.	233,541	7,057,609
Inventec Corp. (Taiwan)	15,000	27,452
Lite-On Technology Corp. (Taiwan)	143,000	474,036
Logitech International SA (Switzerland)	40,157	3,598,442
MCJ Co. Ltd. (Japan)	52,100	461,709
Micro-Star International Co. Ltd. (Taiwan)	86,000	448,777
NetApp, Inc.	23,876	2,506,264
Pegatron Corp. (Taiwan)	168,000	523,029
Pure Storage, Inc. (Class A Stock)*	1,873	97,377
Quanta Computer, Inc. (Taiwan)	91,000	796,885
Samsung Electronics Co. Ltd. (South Korea)	101,868	6,122,013
Seagate Technology Holdings PLC	3,380	314,509
Seiko Epson Corp. (Japan)	71,400	1,248,967
Shenzhen Transsion Holdings Co. Ltd. (China) (Class A Stock)	374	8,415
Super Micro Computer, Inc.*(a)	11,640	11,756,749
Western Digital Corp.*	18,664	1,273,631
Wistron Corp. (Taiwan)	526,309	1,982,649
Wiwynn Corp. (Taiwan)	1,000	68,476
Xiaomi Corp. (China) (Class B Stock), 144A*	145,400	285,461
		350,267,949
Textiles, Apparel & Luxury Goods — 0.9%
adidas AG (Germany)	1,744	389,660
ANTA Sports Products Ltd. (China)	30,400	324,150
Birkenstock Holding PLC (Luxembourg)*(a)	632	29,862
Bosideng International Holdings Ltd. (China)	92,000	46,015
Brunello Cucinelli SpA (Italy)	36,773	4,202,702
Burberry Group PLC (United Kingdom)	30,285	463,250
Capri Holdings Ltd.*	3,415	154,699
Carter’s, Inc.(a)	1,106	93,656
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	45,264	6,891,010
Columbia Sportswear Co.(a)	1,092	88,649
Deckers Outdoor Corp.*	12,083	11,373,245
Eclat Textile Co. Ltd. (Taiwan)	1,000	17,103
G-III Apparel Group Ltd.*	121,108	3,513,343
Hanesbrands, Inc.*(a)	83,900	486,620
Hermes International SCA (France)	5,434	13,888,114
Kontoor Brands, Inc.(a)	2,681	161,530
LPP SA (Poland)	144	551,159
Lululemon Athletica, Inc.*(a)	57,516	22,468,625
LVMH Moet Hennessy Louis Vuitton SE (France)	49,177	44,249,305
Moncler SpA (Italy)	8,075	602,562
NIKE, Inc. (Class B Stock)	112,336	10,557,337
On Holding AG (Switzerland) (Class A Stock)*(a)	13,206	467,228
Pandora A/S (Denmark)	12,718	2,052,762
PVH Corp.	1,814	255,067
Ralph Lauren Corp.	31,540	5,921,950

A24

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Skechers USA, Inc. (Class A Stock)*	3,783	$231,747
Steven Madden Ltd.(a)	9,400	397,432
Tapestry, Inc.	10,495	498,303
Under Armour, Inc. (Class A Stock)*	5,815	42,915
Under Armour, Inc. (Class C Stock)*	6,224	44,439
VF Corp.	16,280	249,735
Wolverine World Wide, Inc.	61,600	690,536
		131,404,710
Tobacco — 0.2%
Altria Group, Inc.	209,257	9,127,790
British American Tobacco PLC (United Kingdom)	148,335	4,502,130
Imperial Brands PLC (United Kingdom)	156,442	3,497,200
ITC Ltd. (India)	15,973	82,254
Japan Tobacco, Inc. (Japan)	94,300	2,514,220
KT&G Corp. (South Korea)	3,807	264,971
Philip Morris International, Inc.	85,933	7,873,181
Scandinavian Tobacco Group A/S (Denmark), 144A	145,934	2,610,165
Turning Point Brands, Inc.	27,000	791,100
Universal Corp.	26,500	1,370,580
		32,633,591
Trading Companies & Distributors — 0.4%
AerCap Holdings NV (Ireland)*(a)	23,000	1,998,930
Air Lease Corp.(a)	3,168	162,962
Ashtead Group PLC (United Kingdom)	19,437	1,384,482
Beacon Roofing Supply, Inc.*	26,600	2,607,332
BlueLinx Holdings, Inc.*	4,700	612,128
Boise Cascade Co.	8,400	1,288,308
Brenntag SE (Germany)	24,016	2,024,094
Bunzl PLC (United Kingdom)	28,314	1,089,455
Core & Main, Inc. (Class A Stock)*	5,172	296,097
Fastenal Co.(a)	14,355	1,107,345
Ferguson PLC	18,353	4,008,846
GMS, Inc.*	23,100	2,248,554
Herc Holdings, Inc.	7,965	1,340,510
ITOCHU Corp. (Japan)	84,900	3,647,270
Marubeni Corp. (Japan)	57,800	1,001,076
Mitsubishi Corp. (Japan)	345,800	7,991,863
Mitsui & Co. Ltd. (Japan)	131,500	6,147,834
MRC Global, Inc.*	10,000	125,700
MSC Industrial Direct Co., Inc. (Class A Stock)(a)	1,402	136,050
Reece Ltd. (Australia)	24,975	457,285
Seven Group Holdings Ltd. (Australia)	23,910	635,376
Shanxi Coal International Energy Group Co. Ltd. (China) (Class A Stock)	22,000	50,830
SiteOne Landscape Supply, Inc.*(a)	916	159,888
Sumitomo Corp. (Japan)	24,700	594,972
Toyota Tsusho Corp. (Japan)	23,600	1,620,632
United Rentals, Inc.	4,411	3,180,816
W.W. Grainger, Inc.	5,668	5,766,056
Watsco, Inc.(a)	9,180	3,965,485
WESCO International, Inc.	1,349	231,057
		55,881,233
	Shares	Value
Common Stocks (continued)
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	13,261	$2,611,801
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	71,550	1,161,912
International Container Terminal Services, Inc. (Philippines)	6,380	36,170
Malaysia Airports Holdings Bhd (Malaysia)	4,400	9,211
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	975	10,342
		3,829,436
Water Utilities — 0.0%
American Water Works Co., Inc.	42,927	5,246,109
Essential Utilities, Inc.	7,467	276,652
Guangdong Investment Ltd. (China)	16,000	6,854
SJW Group(a)	17,100	967,689
		6,497,304
Wireless Telecommunication Services — 0.1%
Etihad Etisalat Co. (Saudi Arabia)	18,502	259,447
KDDI Corp. (Japan)(a)	112,200	3,317,386
SK Telecom Co. Ltd. (South Korea)	25,607	1,013,919
SoftBank Corp. (Japan)	32,700	421,011
SoftBank Group Corp. (Japan)	43,700	2,595,141
Spok Holdings, Inc.	52,800	842,160
Tele2 AB (Sweden) (Class B Stock)	136,954	1,124,592
Telephone & Data Systems, Inc.	115,800	1,855,116
TIM SA (Brazil)	5,200	18,445
T-Mobile US, Inc.	24,177	3,946,170
Turkcell Iletisim Hizmetleri A/S (Turkey)	6,536	13,815
Vodafone Group PLC (United Kingdom)	2,258,044	2,002,717
		17,409,919

Total Common Stocks (cost $6,960,677,512)		8,555,391,485
Preferred Stocks — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	4,188	449,383
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	17,342	1,724,799
Hyundai Motor Co. (South Korea) (2nd PRFC)	186	21,677
Hyundai Motor Co. (South Korea) (PRFC)	172	20,209
Volkswagen AG (Germany) (PRFC)	19,162	2,541,342
		4,757,410
Banks — 0.0%
Bancolombia SA (Colombia) (PRFC)	107,089	910,472
Itau Unibanco Holding SA (Brazil) (PRFC)	40,600	281,304
		1,191,776

A25

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	50,000	$1,224,500
Chemicals — 0.0%
LG Chem Ltd. (South Korea) (PRFC)	57	12,717
Electric Utilities — 0.0%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	99,414	249,358
Electrical Equipment — 0.0%
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	10,612	517,761
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	32,827	2,638,505
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	968,140	4,285,343
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	122,200	913,686
Surgutneftegas PJSC (Russia) (PRFC)^	144,000	—
		913,686
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	11,169	557,469

Total Preferred Stocks (cost $15,744,538)		16,348,525
Unaffiliated Exchange-Traded Funds — 3.5%
iShares Core S&P 500 ETF	358,417	188,430,569
iShares Core U.S. Aggregate Bond ETF	3,000,118	293,831,557
iShares MSCI EAFE ETF(a)	400,100	31,951,986
iShares Russell 1000 Value ETF	48,200	8,633,102

Total Unaffiliated Exchange-Traded Funds (cost $473,398,467)		522,847,214

Units
Warrants* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^	200	666
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 3.5%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	1,300	1,298,968
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28		500	$500,825
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30		1,636	1,637,291
Series 2024-01, Class A2, 144A
5.230%	03/20/30		1,500	1,497,523
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27		2,000	1,886,746
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36		900	911,387
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28		1,700	1,691,617
JPMorgan Chase Bank, NA,
Series 2021-02, Class E, 144A
2.280%	12/26/28		64	63,487
Series 2021-03, Class D, 144A
1.009%	02/26/29		57	55,058
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32		134	134,110
Series 2022-C, Class E, 144A
11.366%	12/15/32		133	136,216
Santander Bank, NA,
Series 2021-01A, Class C, 144A
3.268%	12/15/31		93	92,201
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		500	508,181
Series 2023-06, Class C
6.400%	03/17/31		100	102,903
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		600	559,627
				11,076,140
Collateralized Loan Obligations — 3.3%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-08A, Class AR2A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.781%(c)	10/27/34		10,500	10,471,153
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)
6.809%(c)	10/20/34		13,250	13,254,891
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.324%(c)	04/26/35		15,500	15,557,286
Ares European CLO DAC (Ireland),
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
5.192%(c)	04/15/30	EUR	2,000	2,128,697

A26

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.070%(c)	01/24/33	EUR	4,000	$4,304,889
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
6.586%(c)	10/15/33		4,946	4,950,342
Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.679%(c)	01/20/34		17,200	17,212,243
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.651%(c)	05/17/31		2,279	2,282,299
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.756%(c)	07/15/34		4,000	3,996,539
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1R, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)
6.526%(c)	10/15/30		17,727	17,741,852
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.701%(c)	08/20/32		6,050	6,051,736
CarVal CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.759%(c)	07/20/34		6,000	5,986,888
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.759%(c)	01/20/35		10,125	10,103,561
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.759%(c)	07/20/34		8,250	8,249,185
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)
4.992%(c)	01/15/34	EUR	5,250	5,625,308
CIFC Funding Ltd. (Cayman Islands),
Series 2015-04A, Class A1A2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.649%(c)	04/20/34		4,540	4,540,804
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.716%(c)	07/15/34		9,000	9,017,209
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.686%(c)	10/25/33		11,250	11,250,091
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	04/20/34		2,275	2,265,483
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
7.209%(c)	01/25/37		12,000	$11,989,853
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
4.570%(c)	09/15/31	EUR	5,251	5,615,533
Series 21A, Class A1, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)
4.882%(c)	09/22/34	EUR	2,500	2,670,662
Elevation CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.796%(c)	01/25/35		17,500	17,463,603
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)
6.729%(c)	04/20/34		6,000	6,005,400
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
4.942%(c)	10/15/34	EUR	8,500	9,094,837
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	01/22/31		12,927	12,930,821
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.919%(c)	04/22/37		12,500	12,506,858
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.717%(c)	04/15/34		10,000	10,003,881
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.758%(c)	10/20/31		7,000	7,005,023
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.868%(c)	04/15/33		19,000	19,063,314
Hayfin Emerald CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.015%(c)	11/17/32	EUR	13,497	14,524,326
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
5.652%(c)	01/26/38	EUR	16,000	17,359,016
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.796%(c)	10/26/34		1,500	1,500,000
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
4.592%(c)	07/15/31	EUR	9,000	9,605,959

A27

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands),
Series 32A, Class A1, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)
6.896%(c)	01/15/32		28,850	$28,856,783
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.749%(c)	10/20/34		4,500	4,495,278
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.656%(c)	10/15/32		10,500	10,503,768
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.588%(c)	10/12/30		4,770	4,774,174
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.517%(c)	01/15/38	EUR	10,500	11,359,190
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.318%(c)	04/20/35		10,250	10,288,610
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
7.123%(c)	01/20/37		14,750	14,872,269
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.778%(c)	04/25/30	EUR	4,941	5,306,005
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.739%(c)	04/20/34		2,100	2,100,723
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	07/25/34		5,150	5,160,941
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.818%(c)	01/17/30		5,505	5,510,425
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.188%(c)	01/20/36		11,350	11,412,552
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
5.547%(c)	04/15/37	EUR	12,000	12,964,771
Trinitas CLO Ltd. (Cayman Islands),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)
7.008%(c)	01/20/35		5,800	5,812,817
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trinitas Euro CLO DAC (Ireland),
Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.525%(c)	04/15/37	EUR	10,000	$10,832,193
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.789%(c)	10/20/34		12,000	11,958,276
Voya Euro CLO DAC (Ireland),
Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)
4.912%(c)	10/15/34	EUR	10,000	10,635,578
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.699%(c)	07/20/32		13,600	13,595,682
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.786%(c)	10/15/34		3,750	3,746,816
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)
6.866%(c)	04/15/30		3,204	3,206,813
				499,723,206
Consumer Loans — 0.1%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	200	144,293
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A
5.500%	06/14/38		3,000	3,044,864
Series 2023-02A, Class C, 144A
6.740%	09/15/36		400	405,628
Series 2023-02A, Class D, 144A
7.520%	09/15/36		400	410,082
				4,004,867
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
6.385%(c)	03/15/32	GBP	2,000	2,527,582
Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2003-HE01, Class M1, 1 Month SOFR + 1.464% (Cap N/A, Floor 1.350%)
6.794%(c)	08/25/33		176	186,675
Home Equity Asset Trust,
Series 2002-05, Class M1, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
7.144%(c)	05/25/33		666	651,913

A28

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.019%(c)	03/25/54		150	$150,672
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)
6.244%(c)	08/25/35		670	638,377
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)
6.464%(c)	10/25/33		39	38,444
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44		988	986,386
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63		240	240,637
Towd Point Mortgage Trust,
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64		99	99,179
				2,992,283
Other — 0.0%
Goodleap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55		474	489,254
Residential Mortgage-Backed Securities — 0.0%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
5.922%(cc)	03/25/44		300	297,415
Popular ABS Mortgage Pass-Through Trust,
Series 2005-05, Class AF4
3.416%	11/25/35		134	131,930
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)
5.886%(c)	09/27/75	EUR	496	528,611
				957,956

Total Asset-Backed Securities (cost $527,971,908)				521,771,288
Commercial Mortgage-Backed Securities — 0.3%
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53		6,800	5,907,785
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47		4,899	4,860,231
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57		6,495	6,385,292
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.625%(cc)	11/25/25		97,589	797,028
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series K055, Class X1, IO
1.334%(cc)	03/25/26		28,968	$649,386
Greystone Commercial Capital Trust,
Series 2021-03, Class A, 144A, 1 Month SOFR + 2.344% (Cap N/A, Floor 2.230%) (original cost $2,500,000; purchased 07/30/21)(f)
7.671%(c)	08/01/24		2,500	2,483,222
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A
4.613%(cc)	07/05/31		5,200	2,080,863
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.219%(c)	03/15/39		750	732,313
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.669%(c)	03/15/39		1,950	1,881,078
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50		8,050	7,593,851
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
6.939%(c)	03/15/36		300	280,545
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month SOFR + 2.062% (Cap N/A, Floor 1.948%)
7.388%(c)	10/15/36		3,588	3,507,294
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
6.971%(c)	08/17/31	GBP	737	930,569
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.321%(c)	08/17/31	GBP	671	840,266
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50		2,000	1,941,910
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)
7.290%(c)	05/15/31		300	291,289
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)
7.840%(c)	05/15/31		200	192,277
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)
8.940%(c)	05/15/31		300	281,700

Total Commercial Mortgage-Backed Securities (cost $47,015,973)				41,636,899
Corporate Bonds — 2.7%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59		655	448,292

A29

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28(a)	1,350	$1,328,062
7.125%	06/15/26(a)	854	865,743
7.500%	02/01/29(a)	1,150	1,184,500
7.875%	04/15/27(a)	2,199	2,199,000
			6,025,597
Agriculture — 0.0%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	2,150	1,991,773
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29	1,000	980,970
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	490	489,200
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	1,081	1,054,758
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,660	1,605,312
4.625%	04/15/29	360	334,906
			4,465,146
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	480	385,600
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	700	579,903
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	675	610,005
3.664%	09/08/24	2,325	2,300,302
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.600%	06/21/30(a)	1,995	1,801,329
			5,291,539
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	1,125	1,120,754
Dana, Inc.,
Sr. Unsec’d. Notes
4.500%	02/15/32(a)	900	776,276
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	490	494,769
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		2,825	$2,577,312
				4,969,111
Banks — 0.6%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		1,900	1,919,868
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	19,000	2,782,383
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
3.800%	02/23/28		1,200	1,134,449
5.147%	08/18/25		1,200	1,191,549
Bangko Sentral ng Pilipinas International Bond (Philippines),
Sr. Unsec’d. Notes, Series A
8.600%	06/15/27		1,000	1,109,210
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	200	185,495
3.000%	05/30/29	EUR	300	313,136
4.000%	09/08/27	EUR	1,800	1,965,020
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32(a)		770	637,646
2.687%(ff)	04/22/32		1,700	1,437,042
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	25,000	624,915
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.159%(ff)	09/15/29		3,210	2,799,099
Sr. Preferred Notes, 144A
5.335%(ff)	06/12/29		480	482,423
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26		2,000	1,982,439
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		2,600	2,543,650
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		1,070	891,325
2.572%(ff)	06/03/31		2,705	2,312,197
Sub. Notes
4.125%	07/25/28		485	464,759
6.174%(ff)	05/25/34		330	335,280
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		622	614,885
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN
1.907%(ff)	06/16/26		2,110	2,016,801

A30

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
3.550%	05/27/31	CNH	5,000	$642,840
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
1.447%(ff)	04/01/25		5,045	5,044,703
2.552%(ff)	01/07/28		1,170	1,073,040
Sub. Notes
3.742%(ff)	01/07/33		4,890	4,018,649
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	2,000	272,264
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		695	661,739
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
6.100%	02/21/33	AUD	1,500	1,020,235
Sr. Unsec’d. Notes, EMTN
4.050%	09/24/25	CNH	3,100	430,277
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	800	516,104
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	2,500	2,514,772
0.875%	12/09/25	GBP	1,000	1,169,382
1.625%	04/07/27	EUR	290	295,243
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		350	381,421
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		1,950	1,783,688
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		1,075	996,881
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		2,680	2,448,378
2.615%(ff)	04/22/32		2,550	2,138,754
3.500%	04/01/25		295	289,498
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29		400	409,630
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32(a)		1,000	834,613
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		2,090	2,059,808
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		495	403,053
2.580%(ff)	04/22/32		120	101,306
3.509%(ff)	01/23/29		185	174,975
5.012%(ff)	01/23/30(a)		1,850	1,842,526
Lloyds Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		200	128,084
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	1,200	$1,243,644
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	900	895,269
1.593%(ff)	05/04/27		1,455	1,345,714
3.790%(ff)	03/21/30	EUR	1,000	1,062,825
3.955%(ff)	03/21/35	EUR	1,300	1,422,102
5.173%(ff)	01/16/30		1,120	1,121,402
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		1,000	630,000
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		2,475	2,163,026
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		220	181,788
5.250%(ff)	04/21/34		155	153,575
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.875%(ff)	10/20/34		650	711,647
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.150%	02/04/26	CNH	1,000	137,160
4.000%	03/14/27	CNH	2,000	279,484
Gtd. Notes, MTN
4.900%	02/01/28	AUD	100	64,633
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28		2,465	2,276,304
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		345	283,476
3.337%(ff)	01/21/33		590	494,887
Sr. Non-Preferred Notes, EMTN
3.550%	06/16/29	CNH	5,000	659,936
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.435%(ff)	01/24/30(a)		740	738,739
5.867%(ff)	06/08/34		210	212,567
7.161%(ff)	10/30/29		640	682,758
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		2,600	2,249,278
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		1,275	1,219,942
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
1.982%(ff)	06/03/27(a)		1,220	1,125,124
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		2,280	1,964,614
5.198%(ff)	01/23/30(a)		1,485	1,482,401
				84,197,729

A31

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.250%	03/02/30		955	$970,066
Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.500%	11/29/32	EUR	600	686,310
Sr. Unsec’d. Notes, 144A
4.375%	05/29/25	EUR	1,000	1,065,906
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25		238	232,739
4.875%	12/15/27(a)		1,100	1,052,708
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		600	538,832
4.750%	01/15/28		1,725	1,645,992
				5,222,487
Chemicals — 0.0%
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		710	706,285
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	09/01/29		300	311,644
				1,017,929
Commercial Services — 0.1%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	1,000	1,074,858
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		1,575	1,355,250
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28(a)		940	855,748
4.625%	06/01/28		585	529,425
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29		1,950	1,756,991
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		300	314,141
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		2,200	2,057,659
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	1,300	1,352,979
4.250%	09/25/30	GBP	800	947,370
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		850	702,303
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		1,800	$1,922,657
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		325	283,245
4.875%	01/15/28(a)		1,600	1,556,028
5.250%	01/15/30(a)		2,004	1,954,681
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26(a)		950	953,272
				17,616,607
Computers — 0.0%
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30		2,150	1,983,664
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		761	813,845
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25		1,850	1,845,533
				4,643,042
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes, 3 Month SOFR + (0.038)%
5.291%(c)	12/15/54(h)		200	197,539
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,700	2,471,854
Diversified Financial Services — 0.1%
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		575	564,512
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270% (original cost $2,800,000; purchased 05/18/21)(f)
7.711%(c)	05/31/25^		2,800	2,408,000
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		1,900	1,568,853
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.750%	11/15/31		1,300	1,199,815
6.000%	01/15/27(a)		915	903,612
Nomura International Funding Pte Ltd. (Japan),
Gtd. Notes, EMTN
3.130%	01/07/31	CNH	5,000	659,268
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28(a)		2,075	1,854,740

A32

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	300	$286,727
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
7.875%	12/15/29(a)		860	883,862
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,900	1,824,335
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		525	606,627
				12,760,351
Electric — 0.3%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	1,200	1,155,448
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34(h)		239	197,203
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		2,000	1,755,188
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		470	435,309
5.000%	02/01/31		2,600	2,391,642
5.125%	03/15/28(a)		1,425	1,366,850
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		400	367,978
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		2,118	1,868,288
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		5,600	5,362,000
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
7.875%	12/15/26		2,500	2,590,200
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28(a)		1,750	1,740,413
Gtd. Notes, 144A
3.875%	02/15/32(a)		950	815,115
5.250%	06/15/29(a)		1,550	1,486,600
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		500	534,658
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		160	150,199
2.450%	12/02/27		700	629,622
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	2,300	2,372,051
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31	CAD	500	$275,760
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,000	886,189
2.875%	10/25/25	EUR	2,000	2,119,725
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		1,515	1,383,578
SCE Recovery Funding LLC,
Sr. Sec’d. Notes, Series 2-A
5.112%	12/14/49(h)		120	117,283
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(a)(oo)		1,150	1,139,075
8.000%(ff)	10/15/26(oo)		3,425	3,490,509
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		2,000	2,067,308
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29(a)		1,100	1,019,416
5.000%	07/31/27		2,500	2,422,428
5.625%	02/15/27(a)		1,075	1,058,439
				41,198,474
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29		515	520,411
6.625%	03/15/32		380	386,301
7.250%	06/15/28(a)		925	944,446
				1,851,158
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	1,300	1,402,292
3.700%	08/15/29	EUR	1,300	1,413,474
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	1,100	1,213,959
				4,029,725
Engineering & Construction — 0.1%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30(a)	EUR	2,500	2,398,014
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		1,150	1,078,484
5.500%	07/31/47		600	506,438
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		810	759,628

A33

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		650	$575,467
				5,318,031
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		2,400	2,193,115
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)		1,015	1,024,953
7.000%	02/15/30		650	667,281
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		925	923,783
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26		1,200	1,161,000
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		1,525	1,478,304
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31(a)		1,150	842,776
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
7.125%	02/15/31(a)		460	476,187
				8,767,399
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		400	410,000
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.875%	02/15/28		2,100	2,078,106
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)		2,275	2,127,295
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	3,800	4,510,366
4.500%	02/16/26	GBP	2,500	3,032,126
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,900	2,155,279
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		525	478,993
4.375%	01/31/32		500	448,067
Pilgrim’s Pride Corp.,
Gtd. Notes
4.250%	04/15/31		775	699,078
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		225	$217,361
Sr. Sec’d. Notes, 144A
6.250%	02/15/32(a)		490	493,416
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31(a)		1,147	1,031,854
				17,271,941
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		606	592,852
5.875%	08/20/26		625	623,854
				1,216,706
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.625%	03/08/31	EUR	800	773,889
3.375%	03/08/29	EUR	1,200	1,298,455
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,700	1,547,417
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		175	165,411
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29		995	999,486
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.875%	10/01/49	EUR	1,130	873,120
				5,657,778
Healthcare-Services — 0.0%
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30(a)		1,275	1,141,252
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		1,275	1,184,597
4.375%	01/15/30		1,225	1,132,741
Sr. Sec’d. Notes, 144A
6.750%	05/15/31(a)		1,650	1,681,211
				5,139,801
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29(a)		1,075	991,757
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		125	123,420
7.250%	10/15/29(a)		1,600	1,619,275

A34

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		2,000	$1,785,000
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,200	1,083,000
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		2,850	2,863,264
KB Home,
Gtd. Notes
4.000%	06/15/31(a)		1,050	930,907
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		575	547,941
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		5,725	5,166,812
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28		2,350	2,336,602
				17,447,978
Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29		800	726,756
Household Products/Wares — 0.0%
Central Garden & Pet Co.,
Gtd. Notes, 144A
4.125%	04/30/31		350	308,925
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31(a)		1,725	1,486,041
Insurance — 0.0%
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
5.625%	08/16/32(a)		2,400	2,392,071
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		570	431,267
				2,823,338
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, EMTN
6.875%	03/14/26	GBP	200	259,347
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	2,000	1,956,764
				2,216,111
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time — 0.1%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28(a)	1,225	$1,336,616
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	475	468,963
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28(a)	1,000	987,500
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	225	233,512
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26(a)	950	937,555
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	1,475	1,441,812
			5,405,958
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	220	214,092
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27(a)	1,750	1,735,523
6.500%	04/15/32	1,120	1,117,165
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	1,225	1,189,389
			4,256,169
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30(a)	300	311,590
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	850	921,595
			1,233,185
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)	2,400	1,927,899
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30(a)	880	754,851
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47	616	497,338
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28	900	911,695

A35

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,060	$719,252
5.500%	04/15/27(a)		2,200	1,968,206
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $40,500; purchased 01/31/24)(f)
6.625%	08/15/27(d)		600	17,076
Sec’d. Notes, 144A (original cost $853,125; purchased 08/30/22)(f)
5.375%	08/15/26(d)		4,375	123,620
Discovery Communications LLC,
Gtd. Notes
4.000%	09/15/55		325	221,970
5.300%	05/15/49		559	470,411
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		3,000	1,257,080
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		3,150	3,217,690
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		1,330	1,355,398
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24		395	393,617
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	1,600	1,737,243
				15,573,346
Mining — 0.0%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
7.125%	03/15/31		215	218,629
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		620	690,358
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		1,140	1,181,013
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, MTN
4.763%	04/14/27		670	653,585
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		200	200,869
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26(a)		925	862,382
				3,806,836
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	1,000	1,110,722
5.000%	01/24/29		360	358,988
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Multi-National (cont’d.)
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
4.250%	02/07/28	IDR	20,000,000	$1,181,899
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
3.813%(s)	05/28/37	CAD	2,100	871,038
				3,522,647
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		1,085	1,009,858
Oil & Gas — 0.2%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		800	801,984
9.000%	11/01/27		161	203,004
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)		359	351,820
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		735	789,967
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32(a)		140	115,732
3.750%	02/15/52		105	75,961
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29(a)		2,200	2,180,522
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		450	473,372
8.625%	11/01/30(a)		225	241,546
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.250%	05/01/26		862	878,870
Sr. Unsec’d. Notes, 144A
7.625%	04/01/32		645	650,354
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		2,450	2,468,844
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.250%	04/06/24	GBP	1,100	1,278,962
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29(a)		425	414,517
6.000%	02/01/31		425	414,191
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		1,350	1,470,251
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27		221	224,039

A36

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24		1,077	$1,078,845
7.500%	05/01/31		2,450	2,727,825
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		1,150	1,184,968
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	1,000	1,185,134
6.625%	01/16/34	GBP	2,000	2,433,980
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	200	252,687
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	800	737,933
4.875%	02/21/28	EUR	3,500	3,322,858
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		1,000	835,440
Phillips 66 Co.,
Gtd. Notes
3.605%	02/15/25		265	260,514
Southwestern Energy Co.,
Gtd. Notes
5.375%	02/01/29		1,775	1,725,048
				28,779,168
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29(a)		1,525	1,539,142
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)		1,725	1,610,409
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		475	443,730
				3,593,281
Pharmaceuticals — 0.0%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28(a)		800	751,169
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		500	296,166
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29		75	31,500
5.250%	01/30/30		625	256,250
5.250%	02/15/31		800	328,000
6.250%	02/15/29		2,965	1,267,538
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27		10	9,582
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	375	$349,341
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	675	597,789
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	820	680,615
			4,567,950
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28	2,500	2,460,531
6.625%	02/01/32	590	592,522
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	545	564,933
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	4,770	4,673,481
Sr. Unsec’d. Notes
4.950%	06/15/28	800	793,036
5.000%	05/15/50	225	197,295
6.050%	12/01/26	1,750	1,786,271
6.250%	04/15/49	145	148,892
6.550%	12/01/33	330	353,633
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27	950	959,169
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30	730	624,393
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47	60	54,932
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	745	810,968
ONEOK, Inc.,
Gtd. Notes
5.650%	11/01/28	400	409,273
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	3,050	2,896,210
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	215	193,556
4.125%	08/15/31	165	146,940
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	395	344,249
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	405	397,309

A37

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.400%	03/04/44		535	$507,874
				18,915,467
Real Estate — 0.0%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	1,400	1,302,228
1.625%	04/20/30	EUR	400	357,767
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29(a)		3,500	3,146,469
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		255	205,143
				5,011,607
Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		270	221,569
4.050%	07/01/30		575	534,219
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31(a)		1,245	929,067
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		85	84,300
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31		555	476,932
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31		590	476,632
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	800	913,051
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		1,270	1,273,638
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		2,225	1,971,984
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		1,410	1,364,299
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	09/01/26		1,925	1,864,591
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29		1,400	1,220,785
				11,331,067
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		1,025	$963,500
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		845	812,165
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	400	455,819
12.000%	11/30/28		300	318,375
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29(a)		2,525	2,317,690
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		1,350	1,182,642
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		595	590,400
				6,640,591
Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		760	604,148
Telecommunications — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		3,000	2,340,000
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31	EUR	1,450	1,610,548
HKT Capital No. 3 Ltd. (Hong Kong),
Gtd. Notes
1.650%	04/10/27	EUR	2,000	1,947,497
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26		500	493,550
7.000%	10/15/28(a)		475	468,706
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30		25	15,709
4.875%	06/15/29		50	33,375
Sr. Sec’d. Notes, 144A
10.500%	04/15/29		1,795	1,849,769
10.500%	05/15/30		250	258,073
11.000%	11/15/29		635	661,060
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		200	231,375
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31		2,170	1,847,855
2.625%	02/15/29		2,800	2,507,944

A38

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.050%	03/22/51	CAD	465	$284,607
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	1,000	1,101,226
				15,651,294
Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26		1,000	956,075
Transportation — 0.1%
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	1,300	1,408,636
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		2,700	2,696,649
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	1,000	906,773
1.000%	09/17/34	EUR	100	85,769
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	503	444,608
SNCF Reseau (France),
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	2,000	1,514,776
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		200	205,322
7.125%	02/01/32(a)		455	468,319
				7,730,852
Trucking & Leasing — 0.0%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, MTN
1.550%	08/01/24		1,200	1,182,375

Total Corporate Bonds (cost $437,141,063)				407,868,406
Floating Rate and Other Loans — 0.1%
Media — 0.0%
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24		509	829,733
First Lien Term Loan, 1 Month SOFR + 10.100%
15.426%(c)	05/25/26		50	47,320
Second Lien Term Loan
10.000%	08/24/26		3,743	99,187
				976,240
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%
10.902%(c)	04/30/27	EUR	5,200	$5,123,817
Term B Loan Tranche C, 3 Month EURIBOR + 5.500%
9.402%(c)	02/07/28	EUR	2,551	2,733,312
				7,857,129
Telecommunications — 0.0%
Level 3 Financing, Inc.,
Term Loan, 1 Month SOFR + 6.560%
11.875%(p)	04/16/29^		45	44,387
11.875%(p)	04/15/30^		45	44,713
Lumen Technologies, Inc.,
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%
10.902%(c)	06/01/28	EUR	40	37,105
Term B-1 Loan, 1 Month SOFR + 2.464%
7.793%(c)	04/15/29		13	9,293
Term B-2 Loan, 1 Month SOFR + 2.464%
7.793%(c)	04/15/30^		13	9,485
				144,983

Total Floating Rate and Other Loans (cost $10,777,388)				8,978,352
Municipal Bond — 0.0%
Puerto Rico
Commonwealth of Puerto Rico,
General Obligation, Sub-Series C
—%(p)	11/01/43		1,154	666,210
(cost $670,771)
Residential Mortgage-Backed Securities — 0.1%
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.720%(c)	09/25/31		150	150,352
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
8.420%(c)	10/25/41		400	411,487
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
6.870%(c)	10/25/41		150	150,647
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.470%(c)	12/25/41		500	513,673
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.570%(c)	03/25/42		220	245,550
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.570%(c)	03/25/42		180	195,848
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)
8.020%(c)	07/25/43		100	103,486

A39

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.820%(c)	10/25/43	390	$399,942
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.320%(c)	09/26/33	400	401,569
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
8.620%(c)	11/25/41	90	92,809
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.320%(c)	11/25/41	90	90,511
Fannie Mae REMIC,
Series 2023-54, Class PO
1.849%(s)	11/25/53	1,416	1,134,213
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.320%(c)	11/25/50	2,075	2,331,233
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)
7.970%(c)	01/25/51	90	95,285
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
8.820%(c)	10/25/33	100	109,982
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.420%(c)	10/25/33	150	152,621
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)
8.370%(c)	01/25/34	370	391,271
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.970%(c)	01/25/34	181	181,663
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.120%(c)	11/25/41	250	251,421
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)
8.320%(c)	08/25/33	250	265,834
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.470%(c)	12/25/33	300	322,946
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.420%(c)	09/25/41	830	832,322
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.670%(c)	12/25/41	700	703,927
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.720%(c)	02/25/42	300	305,425
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
8.220%(c)	04/25/42		580	$599,607
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.670%(c)	05/25/42		200	208,929
Freddie Mac REMIC,
Series 5323, Class AO
1.964%(s)	07/25/53		4,950	3,778,981
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		1,443	1,388,795
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
8.120%(c)	01/25/34		640	647,317
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month SOFR + 0.934% (Cap 11.500%, Floor 0.820%)
6.264%(c)	05/25/36		55	48,545
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		1,388	1,221,683
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.920%(c)	04/25/34		1,587	1,587,302
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.220%(c)	04/25/34		800	813,622

Total Residential Mortgage-Backed Securities (cost $19,305,734)				20,128,798
Sovereign Bonds — 0.9%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	02/23/27	EUR	500	501,884
1.250%	05/06/31	EUR	1,000	916,915
1.700%	10/13/41	EUR	1,000	724,213
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	500	546,076
4.690%	10/28/34	EUR	350	395,805
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	394,383
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		7,736	7,619,566
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.125%	09/23/29	EUR	3,000	3,356,909
4.625%	09/23/34	EUR	1,100	1,276,111
Sr. Unsec’d. Notes, 144A
4.500%	01/27/33	EUR	430	493,479

A40

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	2,400	$1,772,360
City of Quebec (Canada),
Unsec’d. Notes
2.100%	07/06/31	CAD	1,000	627,426
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
9.850%	06/28/27	COP	1,000,000	251,096
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	4,700	5,000,316
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	300	270,353
1.500%	06/17/31	EUR	6,100	5,881,755
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	5,500	4,271,831
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	705	803,806
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	8,300	7,621,795
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,135	1,338,141
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
1.000%	11/24/41	EUR	100	70,665
3.300%	06/07/33	CNH	3,000	426,319
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	4,000	3,534,582
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	3,908	3,702,780
0.625%	06/03/26	EUR	675	685,269
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	2,500	2,489,783
1.100%	03/12/33	EUR	2,000	1,711,326
1.300%	03/23/34	EUR	2,000	1,691,772
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	400	533,309
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	1,800	1,492,237
6.875%	10/21/34	GBP	500	710,231
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 21YR, 144A
1.800%	03/01/41	EUR	1,000	790,700
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	360	242,452
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	760	$822,771
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	1,293	1,141,246
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	400	373,377
0.000%	03/17/31	EUR	1,077	919,568
0.375%	10/07/26	EUR	1,239	1,247,417
3.500%	01/17/28	EUR	3,000	3,272,994
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	1,200	1,177,295
2.125%	10/22/35	EUR	300	282,389
4.125%	04/25/28	EUR	195	216,884
Malta Government Bond (Malta),
Bonds
1.200%	05/13/37	EUR	1,000	764,160
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	1,000	1,103,827
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,000	1,853,599
Sr. Unsec’d. Notes, Series 26
0.850%	04/18/25	JPY	500,000	3,298,652
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.125%	04/28/34		600	625,818
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	3,500	2,996,000
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	2,000	1,881,406
1.200%	04/28/33	EUR	3,347	2,896,628
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
1.150%	04/11/42	EUR	2,100	1,603,196
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	500	295,323
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	500	307,846
Regiao Autonoma Madeira (Portugal),
Gov’t. Gtd. Notes
0.943%	05/29/32	EUR	1,000	911,279
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	1,144	1,119,319
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	12/01/34	CAD	3,100	2,520,691

A41

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	$176,323
4.000%	10/17/49		1,000	715,413
Sr. Unsec’d. Notes, EMTN
4.425%	03/28/36	EUR	300	329,849
5.200%	07/31/34	EUR	1,200	1,417,722
5.250%	12/07/34	GBP	777	950,927
5.345%	01/27/48	EUR	1,000	1,181,643
6.000%	08/04/28	GBP	12,470	16,188,517
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		2,000	1,970,615
Republic of Italy Government International Bond Principal Strips (Italy),
Sr. Unsec’d. Notes, Series 1
0.942%(s)	02/20/31	EUR	2,760	2,031,898
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	5,000	4,426,656
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	3,100	2,562,673
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	100	91,635
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	1,000	1,089,504
Unsec’d. Notes, Series 232
1.875%	03/09/37	EUR	633	555,226
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	210	162,186
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS77
2.250%	03/03/32	EUR	100	102,774
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	1,300	1,470,176
Unsec’d. Notes, Series RS86
0.000%	02/12/31	EUR	100	88,722
Slovenia Government International Bond (Slovenia),
Bonds, 144A
5.000%	09/19/33		2,200	2,209,438
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	2,700	2,130,403
1.200%	10/31/40	EUR	3,000	2,299,787
2.350%	07/30/33	EUR	3,375	3,431,504
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	625	811,050

Total Sovereign Bonds (cost $166,264,401)				140,171,971
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Mortgage Corp.
6.750%	03/15/31		1,000	1,145,168
Federal Home Loan Mortgage Corp., MTN
2.916%(s)	12/14/29		1,150	892,558
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal National Mortgage Assoc.
6.625%	11/15/30	1,475	$1,667,305
1.022%(s)	11/15/30	245	181,717
Tennessee Valley Authority Generic Strips
2.775%(s)	09/15/30	1,720	1,257,506
2.897%(s)	03/15/33	461	299,474
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30	1,125	1,071,559

Total U.S. Government Agency Obligations (cost $7,131,971)			6,515,287
U.S. Treasury Obligations — 1.8%
U.S. Treasury Bonds
1.750%	08/15/41	38,680	26,109,000
2.000%	11/15/41	1,230	862,922
2.250%	05/15/41(k)	28,000	20,693,750
2.375%	02/15/42	23,100	17,187,844
2.875%	05/15/49	6,805	5,177,116
3.000%	02/15/49(h)	40,390	31,491,578
4.000%	11/15/42	7,675	7,232,488
4.125%	08/15/53	2,490	2,395,069
4.750%	11/15/43	6,910	7,172,364
U.S. Treasury Notes
0.375%	07/31/27	22,000	19,294,687
2.375%	03/31/29	1,595	1,462,042
2.875%	08/15/28(k)	5,000	4,721,875
3.250%	06/30/29	730	696,352
3.500%	01/31/30	5,375	5,173,018
3.750%	12/31/28	5,010	4,904,712
3.875%	04/30/25	6,200	6,126,375
3.875%	11/30/27(k)	5,180	5,097,444
3.875%	11/30/29(k)	1,965	1,929,998
3.875%	12/31/29	5,645	5,543,566
4.125%	01/31/25	36,100	35,803,867
4.125%	11/15/32(k)	1,500	1,490,391
4.250%	12/31/25	8,030	7,964,756
4.250%	02/28/29	810	811,329
4.375%	12/15/26	2,030	2,025,401
4.375%	11/30/30	4,650	4,689,234
4.500%	11/15/33	13,960	14,276,281
4.625%	09/30/30	7,150	7,308,641
U.S. Treasury Strips Coupon
0.479%(s)	05/15/26	5,000	4,539,062
1.279%(s)	11/15/41(k)	21,500	9,502,832
1.458%(s)	08/15/40(k)	24,145	11,398,138
1.851%(s)	11/15/40(k)	5,490	2,557,782
4.652%(s)	05/15/49	7,500	2,394,434
5.174%(s)	02/15/40(k)	1,000	486,758
U.S. Treasury Strips Principal
1.333%(s)	02/15/49(k)	295	98,641

Total U.S. Treasury Obligations (cost $302,585,572)			278,619,747

Total Long-Term Investments (cost $10,518,390,922)			12,164,194,437

A42

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Short-Term Investments — 21.5%
Affiliated Mutual Funds — 20.0%
PGIM Core Ultra Short Bond Fund(wa)	2,625,856,367	$2,625,856,367
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $384,100,612; includes $381,719,194 of cash collateral for securities on loan)(b)(wa)	384,249,401	384,057,276

Total Affiliated Mutual Funds (cost $3,009,956,979)		3,009,913,643

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 1.3%
U.S. Treasury Bills
5.291%	05/02/24	30,500	30,361,340
5.275%	06/20/24	172,600	170,599,183

Total U.S. Treasury Obligations (cost $200,968,354)				200,960,523

Options Purchased*~ — 0.2%
(cost $21,101,813)	34,191,725

Total Short-Term Investments (cost $3,232,027,146)	3,245,065,891

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—102.2% (cost $13,750,418,068)	15,409,260,328

Option Written*~ — (0.0)%
(premiums received $0)	(20)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—102.2% (cost $13,750,418,068)	15,409,260,308

Liabilities in excess of other assets(z) — (2.2)%	(334,799,266)

Net Assets — 100.0%	$15,074,461,042

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
BUBOR	Budapest Interbank Offered Rate
CDI	Chess Depository Interest
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
CORRA	Canadian Overnight Repo Rate Average
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HICP	Harmonised Index of Consumer Prices
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
A43

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
MLP	Master Limited Partnership
MOEX	Moscow Exchange
MPLE	Maple Bonds
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
UBS	UBS Securities LLC
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,520,310 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $372,476,937; cash collateral of $381,719,194 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $6,193,625. The aggregate value of $5,031,918 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	08/12/27	$4,460.00		130		13	$19,290,110
S&P 500 Index (FLEX)	Call	02/28/29	$4,510.00		88		9	14,901,615
Total Options Purchased (cost $21,101,813)								$34,191,725
A44

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	30,660		$(20)
(premiums received $0)
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
216	3 Month CME SOFR	Sep. 2024	$51,227,100	$31,529
2,039	2 Year U.S. Treasury Notes	Jun. 2024	416,943,643	(567,174)
36	5 Year Euro-Bobl	Jun. 2024	4,592,664	20,168
3,643	5 Year U.S. Treasury Notes	Jun. 2024	389,857,940	467,907
3,565	10 Year U.S. Treasury Notes	Jun. 2024	394,990,877	1,376,664
375	10 Year U.S. Ultra Treasury Notes	Jun. 2024	42,978,518	250,173
736	20 Year U.S. Treasury Bonds	Jun. 2024	88,642,000	933,407
54	30 Year Euro Buxl	Jun. 2024	7,911,423	246,322
1,389	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	179,181,000	1,925,660
4,624	Mini MSCI EAFE Index	Jun. 2024	544,961,520	7,008,102
42	Mini MSCI Emerging Markets Index	Jun. 2024	2,202,900	(546)
641	Russell 2000 E-Mini Index	Jun. 2024	68,776,095	1,188,371
4,621	S&P 500 E-Mini Index	Jun. 2024	1,226,528,925	27,072,400
				39,952,983
Short Positions:
55	5 Year Euro-Bobl	Jun. 2024	7,016,571	(44,845)
241	10 Year Euro-Bund	Jun. 2024	34,679,180	(364,482)
68	10 Year U.S. Treasury Notes	Jun. 2024	7,534,188	(25,669)
2	10 Year U.S. Ultra Treasury Notes	Jun. 2024	229,219	2,310
25	20 Year U.S. Treasury Bonds	Jun. 2024	3,010,938	(52,616)
160	British Pound Currency	Jun. 2024	12,627,000	47,376
1,168	Euro Currency	Jun. 2024	157,993,900	1,658,909
160	Euro Schatz Index	Jun. 2024	18,245,511	(12,214)
				1,208,769
				$41,161,752
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/24	BARC	AUD	1,583	$1,060,558	$1,032,514	$—	$(28,044)
Expiring 04/19/24	CITI	AUD	1,456	950,603	949,506	—	(1,097)
Brazilian Real,
Expiring 04/02/24	CITI	BRL	3,712	747,000	739,776	—	(7,224)
Expiring 04/02/24	CITI	BRL	3,684	739,000	734,114	—	(4,886)
Expiring 04/02/24	DB	BRL	22,992	4,643,430	4,581,868	—	(61,562)
Expiring 04/02/24	TD	BRL	6,093	1,214,000	1,214,223	223	—
Expiring 05/03/24	CITI	BRL	28,141	5,628,438	5,591,505	—	(36,933)
British Pound,
Expiring 04/02/24	CITI	GBP	266	336,065	335,948	—	(117)
Expiring 04/02/24	MSI	GBP	9,587	12,082,178	12,100,242	18,064	—
Expiring 04/02/24	MSI	GBP	1,725	2,189,382	2,177,170	—	(12,212)
A45

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/03/24	BNP	GBP	1,986	$2,510,618	$2,507,027	$—	$(3,591)
Expiring 04/19/24	MSI	GBP	2,200	2,791,313	2,776,638	—	(14,675)
Canadian Dollar,
Expiring 04/19/24	BNP	CAD	985	733,036	727,509	—	(5,527)
Chilean Peso,
Expiring 06/21/24	MSI	CLP	1,507,783	1,592,000	1,535,662	—	(56,338)
Chinese Renminbi,
Expiring 04/24/24	CITI	CNH	19,547	2,695,000	2,693,934	—	(1,066)
Expiring 04/24/24	HSBC	CNH	18,748	2,623,000	2,583,799	—	(39,201)
Expiring 04/24/24	JPM	CNH	19,236	2,677,000	2,651,100	—	(25,900)
Expiring 04/24/24	MSI	CNH	19,104	2,639,000	2,632,872	—	(6,128)
Colombian Peso,
Expiring 06/20/24	BNP	COP	4,504,966	1,137,520	1,149,615	12,095	—
Expiring 06/20/24	CITI	COP	7,756,737	1,947,559	1,979,430	31,871	—
Euro,
Expiring 04/02/24	BNP	EUR	1,730	1,874,428	1,866,840	—	(7,588)
Expiring 04/02/24	SSB	EUR	19,353	20,938,019	20,883,056	—	(54,963)
Expiring 04/19/24	BARC	EUR	1,852	2,018,275	1,999,595	—	(18,680)
Expiring 04/19/24	CITI	EUR	688	746,000	742,671	—	(3,329)
Expiring 04/19/24	JPM	EUR	2,362	2,574,103	2,550,549	—	(23,554)
Expiring 04/19/24	MSI	EUR	197	214,893	212,479	—	(2,414)
Hungarian Forint,
Expiring 04/19/24	BOA	HUF	1,020,573	2,902,488	2,791,745	—	(110,743)
Indian Rupee,
Expiring 06/20/24	JPM	INR	371,325	4,469,573	4,441,597	—	(27,976)
Indonesian Rupiah,
Expiring 06/20/24	BOA	IDR	23,192,856	1,494,000	1,457,854	—	(36,146)
Expiring 06/20/24	MSI	IDR	165,526,000	10,659,017	10,404,615	—	(254,402)
Israeli Shekel,
Expiring 06/20/24	BNP	ILS	4,083	1,120,780	1,114,452	—	(6,328)
Japanese Yen,
Expiring 04/19/24	BOA	JPY	681,603	4,774,959	4,517,292	—	(257,667)
Expiring 04/19/24	BOA	JPY	287,944	2,017,189	1,908,337	—	(108,852)
Mexican Peso,
Expiring 06/20/24	BOA	MXN	163,724	9,672,664	9,720,114	47,450	—
Expiring 06/20/24	BOA	MXN	32,725	1,934,000	1,942,873	8,873	—
Expiring 06/20/24	BOA	MXN	20,056	1,184,862	1,190,674	5,812	—
New Taiwanese Dollar,
Expiring 06/20/24	BOA	TWD	87,365	2,743,000	2,741,064	—	(1,936)
Expiring 06/20/24	BOA	TWD	82,040	2,573,000	2,574,009	1,009	—
Expiring 06/20/24	HSBC	TWD	78,183	2,462,000	2,453,001	—	(8,999)
Expiring 06/20/24	MSI	TWD	102,285	3,230,000	3,209,205	—	(20,795)
Expiring 06/20/24	SCB	TWD	90,304	2,871,000	2,833,303	—	(37,697)
New Zealand Dollar,
Expiring 04/19/24	CITI	NZD	3,433	2,111,913	2,051,182	—	(60,731)
Expiring 04/19/24	CITI	NZD	2,327	1,431,496	1,390,331	—	(41,165)
Norwegian Krone,
Expiring 04/19/24	CITI	NOK	6,839	658,285	630,259	—	(28,026)
Peruvian Nuevo Sol,
Expiring 06/20/24	SCB	PEN	7,878	2,132,082	2,114,798	—	(17,284)
Philippine Peso,
Expiring 06/20/24	CITI	PHP	394,827	7,127,486	7,021,190	—	(106,296)
Expiring 06/20/24	MSI	PHP	463,493	8,374,987	8,242,267	—	(132,720)
Expiring 06/20/24	SCB	PHP	135,990	2,456,000	2,418,302	—	(37,698)
A46

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 04/19/24	CITI	PLN	6,294	$1,598,000	$1,575,439	$—	$(22,561)
Expiring 04/19/24	GSI	PLN	4,064	1,002,669	1,017,345	14,676	—
Expiring 04/19/24	HSBC	PLN	10,712	2,655,656	2,681,450	25,794	—
Expiring 04/19/24	JPM	PLN	2,360	583,331	590,832	7,501	—
Singapore Dollar,
Expiring 06/20/24	BNP	SGD	983	734,000	730,603	—	(3,397)
South African Rand,
Expiring 06/20/24	BNP	ZAR	61,396	3,256,035	3,219,346	—	(36,689)
Expiring 06/20/24	GSI	ZAR	54,336	2,895,550	2,849,167	—	(46,383)
South Korean Won,
Expiring 06/20/24	BOA	KRW	1,959,807	1,481,000	1,458,555	—	(22,445)
Expiring 06/20/24	CITI	KRW	1,277,306	974,582	950,615	—	(23,967)
Swedish Krona,
Expiring 04/19/24	GSI	SEK	8,547	823,633	799,193	—	(24,440)
Swiss Franc,
Expiring 04/19/24	BNP	CHF	600	708,551	666,844	—	(41,707)
Thai Baht,
Expiring 06/20/24	HSBC	THB	12,639	356,235	348,791	—	(7,444)
Expiring 06/20/24	MSI	THB	53,793	1,485,000	1,484,457	—	(543)
				$176,257,441	$174,490,743	173,368	(1,940,066)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/24	MSI	AUD	1,456	$975,580	$949,506	$26,074	$—
Brazilian Real,
Expiring 04/02/24	CITI	BRL	28,141	5,646,281	5,607,936	38,345	—
Expiring 04/02/24	GSI	BRL	8,340	1,672,000	1,662,045	9,955	—
Expiring 05/03/24	CITI	BRL	3,723	746,000	739,795	6,205	—
British Pound,
Expiring 04/02/24	HSBC	GBP	11,312	14,345,269	14,277,414	67,855	—
Expiring 04/19/24	BOA	GBP	1,162	1,478,975	1,466,578	12,397	—
Expiring 04/19/24	HSBC	GBP	13,051	16,624,395	16,474,390	150,005	—
Expiring 04/19/24	SSB	GBP	624	798,426	788,053	10,373	—
Expiring 05/02/24	BNP	GBP	1,986	2,511,017	2,507,414	3,603	—
Expiring 05/02/24	BNP	GBP	526	664,982	664,429	553	—
Expiring 05/02/24	MSI	GBP	9,587	12,084,140	12,102,177	—	(18,037)
Canadian Dollar,
Expiring 04/19/24	BNP	CAD	8,342	6,207,545	6,160,729	46,816	—
Chilean Peso,
Expiring 06/21/24	TD	CLP	3,307,141	3,486,706	3,368,289	118,417	—
Chinese Renminbi,
Expiring 04/24/24	CITI	CNH	19,804	2,757,000	2,729,437	27,563	—
Expiring 04/24/24	CITI	CNH	4,760	662,155	656,062	6,093	—
Expiring 04/24/24	HSBC	CNH	37,052	5,159,000	5,106,571	52,429	—
Expiring 04/24/24	HSBC	CNH	19,905	2,744,000	2,743,305	695	—
Expiring 04/24/24	MSI	CNH	116,728	16,345,999	16,087,514	258,485	—
Expiring 04/24/24	MSI	CNH	64,203	8,990,596	8,848,425	142,171	—
Expiring 04/24/24	SCB	CNH	19,744	2,748,000	2,721,088	26,912	—
Czech Koruna,
Expiring 04/19/24	BARC	CZK	37,144	1,595,000	1,583,430	11,570	—
Expiring 04/19/24	BARC	CZK	19,278	838,839	821,808	17,031	—
A47

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 04/19/24	BARC	CZK	19,064	$830,161	$812,680	$17,481	$—
Expiring 04/19/24	BNP	CZK	43,800	1,869,000	1,867,160	1,840	—
Expiring 04/19/24	BOA	CZK	43,428	1,900,000	1,851,332	48,668	—
Expiring 04/19/24	BOA	CZK	38,838	1,639,000	1,655,628	—	(16,628)
Expiring 04/19/24	GSI	CZK	44,971	1,922,000	1,917,107	4,893	—
Expiring 04/19/24	GSI	CZK	24,265	1,023,168	1,034,423	—	(11,255)
Expiring 04/19/24	JPM	CZK	17,240	728,832	734,910	—	(6,078)
Expiring 04/19/24	MSI	CZK	45,126	1,920,000	1,923,679	—	(3,679)
Euro,
Expiring 04/02/24	BNP	EUR	2,048	2,226,622	2,210,437	16,185	—
Expiring 04/02/24	BNYM	EUR	19,035	20,646,529	20,539,459	107,070	—
Expiring 04/02/24	SSB	EUR	1,355	1,464,345	1,462,111	2,234	—
Expiring 04/19/24	BARC	EUR	1,764	1,925,000	1,904,649	20,351	—
Expiring 04/19/24	BARC	EUR	1,370	1,470,051	1,479,286	—	(9,235)
Expiring 04/19/24	BOA	EUR	9,759	10,655,479	10,537,200	118,279	—
Expiring 04/19/24	CITI	EUR	682	745,000	736,589	8,411	—
Expiring 04/19/24	CITI	EUR	681	740,617	735,323	5,294	—
Expiring 04/19/24	CITI	EUR	678	737,000	732,120	4,880	—
Expiring 04/19/24	CITI	EUR	671	740,000	724,688	15,312	—
Expiring 04/19/24	HSBC	EUR	26,513	28,968,682	28,628,279	340,403	—
Expiring 04/19/24	HSBC	EUR	3,142	3,407,458	3,392,639	14,819	—
Expiring 04/19/24	JPM	EUR	11,783	12,775,350	12,722,766	52,584	—
Expiring 04/19/24	JPM	EUR	75	82,299	80,983	1,316	—
Expiring 04/19/24	SSB	EUR	15,789	17,350,883	17,048,533	302,350	—
Expiring 04/19/24	TD	EUR	14,638	15,985,151	15,805,800	179,351	—
Expiring 04/19/24	UAG	EUR	9,912	10,771,101	10,702,675	68,426	—
Expiring 05/02/24	BNP	EUR	666	719,638	719,024	614	—
Expiring 05/02/24	HSBC	EUR	1,495	1,625,834	1,615,470	10,364	—
Expiring 05/02/24	SSB	EUR	19,353	20,963,256	20,907,483	55,773	—
Hungarian Forint,
Expiring 04/19/24	BARC	HUF	665,090	1,815,000	1,819,334	—	(4,334)
Expiring 04/19/24	BARC	HUF	511,855	1,418,000	1,400,165	17,835	—
Expiring 04/19/24	BOA	HUF	651,265	1,852,184	1,781,515	70,669	—
Expiring 04/19/24	CITI	HUF	936,916	2,589,311	2,562,905	26,406	—
Expiring 04/19/24	CITI	HUF	844,175	2,333,007	2,309,215	23,792	—
Expiring 04/19/24	GSI	HUF	1,199,971	3,448,788	3,282,484	166,304	—
Expiring 04/19/24	HSBC	HUF	605,089	1,668,777	1,655,201	13,576	—
Expiring 04/19/24	UAG	HUF	486,349	1,355,000	1,330,392	24,608	—
Indian Rupee,
Expiring 06/20/24	JPM	INR	222,626	2,678,000	2,662,936	15,064	—
Expiring 06/20/24	JPM	INR	217,761	2,619,000	2,604,738	14,262	—
Expiring 06/20/24	JPM	INR	211,883	2,536,000	2,534,429	1,571	—
Indonesian Rupiah,
Expiring 06/20/24	BARC	IDR	18,513,702	1,185,332	1,163,732	21,600	—
Expiring 06/20/24	CITI	IDR	19,398,488	1,225,000	1,219,348	5,652	—
Japanese Yen,
Expiring 04/19/24	BOA	JPY	295,577	1,957,000	1,958,927	—	(1,927)
Mexican Peso,
Expiring 06/20/24	GSI	MXN	36,294	2,160,000	2,154,706	5,294	—
New Taiwanese Dollar,
Expiring 06/20/24	GSI	TWD	405,661	12,999,446	12,727,609	271,837	—
New Zealand Dollar,
Expiring 04/19/24	CITI	NZD	3,433	2,093,827	2,051,183	42,644	—
Peruvian Nuevo Sol,
Expiring 06/20/24	BARC	PEN	5,242	1,385,078	1,407,181	—	(22,103)
A48

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 06/20/24	CITI	PEN	9,059	$2,460,762	$2,431,665	$29,097	$—
Philippine Peso,
Expiring 06/20/24	CITI	PHP	163,504	2,923,000	2,907,581	15,419	—
Polish Zloty,
Expiring 04/19/24	CITI	PLN	9,646	2,401,198	2,414,585	—	(13,387)
Expiring 04/19/24	CITI	PLN	7,816	1,945,594	1,956,441	—	(10,847)
Expiring 04/19/24	CITI	PLN	2,443	603,930	611,386	—	(7,456)
Expiring 04/19/24	GSI	PLN	5,590	1,380,070	1,399,199	—	(19,129)
Singapore Dollar,
Expiring 06/20/24	MSI	SGD	5,605	4,209,452	4,167,120	42,332	—
South Korean Won,
Expiring 06/20/24	CITI	KRW	4,647,567	3,546,083	3,458,876	87,207	—
Expiring 06/20/24	HSBC	KRW	3,796,615	2,837,000	2,825,569	11,431	—
Expiring 06/20/24	MSI	KRW	1,983,515	1,485,000	1,476,198	8,802	—
Thai Baht,
Expiring 06/20/24	GSI	THB	102,152	2,840,000	2,818,976	21,024	—
Expiring 06/20/24	JPM	THB	69,160	1,948,000	1,908,529	39,471	—
Expiring 06/20/24	MSI	THB	203,813	5,742,418	5,624,398	118,020	—
				$356,555,618	$353,175,351	3,524,362	(144,095)
						$3,697,730	$(2,084,161)
Cross currency exchange contracts outstanding at March 31, 2024:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/24	Buy	EUR	685	HUF	265,999	$12,011	$—	TD
04/19/24	Buy	PLN	2,938	EUR	685	—	(4,208)	SSB
04/19/24	Buy	PLN	2,963	EUR	683	4,263	—	BOA
04/19/24	Buy	PLN	12,885	EUR	2,953	36,716	—	BOA
						$52,990	$(4,208)
Credit default swap agreements outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Arab Republic of Egypt	12/20/28	1.000%(Q)	2,000	5.297%	$(323,365)	$(1,491)	$(321,874)	CITI
Dominican Republic	12/20/28	1.000%(Q)	2,000	1.479%	(39,510)	(1,491)	(38,019)	CITI
Emirate of Abu Dhabi	12/20/28	1.000%(Q)	2,000	0.338%	57,523	(1,491)	59,014	CITI
Federal Republic of Nigeria	12/20/28	1.000%(Q)	2,000	4.769%	(289,192)	(1,491)	(287,701)	CITI
Federation of Malaysia	12/20/28	1.000%(Q)	3,000	0.387%	79,638	(2,236)	81,874	CITI
Federative Republic of Brazil	12/20/28	1.000%(Q)	9,000	1.246%	(90,203)	(6,708)	(83,495)	CITI
Kingdom of Bahrain	12/20/28	1.000%(Q)	2,000	1.795%	(65,239)	(1,491)	(63,748)	CITI
Kingdom of Morocco	12/20/28	1.000%(Q)	2,000	0.886%	10,350	(1,491)	11,841	CITI
Kingdom of Saudi Arabia	12/20/28	1.000%(Q)	4,000	0.478%	90,653	(2,981)	93,634	CITI
A49

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Credit default swap agreements outstanding at March 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China	12/20/28	1.000%(Q)	9,000	0.668%	$129,583	$(6,708)	$136,291	CITI
Republic of Argentina	12/20/28	1.000%(Q)	2,000	26.204%	(1,164,824)	(1,491)	(1,163,333)	CITI
Republic of Chile	12/20/28	1.000%(Q)	7,000	0.494%	153,874	(5,217)	159,091	CITI
Republic of Colombia	12/20/28	1.000%(Q)	6,000	1.555%	(137,602)	(4,472)	(133,130)	CITI
Republic of Indonesia	12/20/28	1.000%(Q)	9,000	0.670%	129,083	(6,708)	135,791	CITI
Republic of Panama	12/20/28	1.000%(Q)	2,000	1.670%	(55,309)	(1,491)	(53,818)	CITI
Republic of Peru	12/20/28	1.000%(Q)	3,000	0.601%	52,135	(2,236)	54,371	CITI
Republic of Philippines	12/20/28	1.000%(Q)	3,000	0.575%	55,374	(2,236)	57,610	CITI
Republic of South Africa	12/20/28	1.000%(Q)	9,000	2.407%	(516,085)	(6,708)	(509,377)	CITI
Republic of Turkey	12/20/28	1.000%(Q)	9,000	2.850%	(671,255)	(6,708)	(664,547)	CITI
State of Qatar	12/20/28	1.000%(Q)	2,000	0.347%	56,761	(1,491)	58,252	CITI
Sultanate of Oman	12/20/28	1.000%(Q)	2,000	0.966%	3,557	(1,491)	5,048	CITI
United Mexican States	12/20/28	1.000%(Q)	9,000	0.835%	66,126	(6,708)	72,834	CITI
					$(2,467,927)	$(74,536)	$(2,393,391)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.40.V1	12/20/28	1.000%(Q)	100,000		$2,393,663		$(21,296)		$2,414,959		CITI
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	04/14/24	0.500%(M)	19,640	*	$13,069	$(127)	$13,196	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	06/20/24	1.000%(Q)		1,343	$46,324	$58,961	$(12,637)	HSBC
Kingdom of Morocco	12/20/27	1.000%(Q)		850	(9,421)	17,017	(26,438)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	410	(14,371)	(11,511)	(2,860)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		3,400	194,966	313,821	(118,855)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		2,200	126,155	198,727	(72,572)	MSI
United Mexican States	12/20/24	1.000%(Q)		335	(2,166)	340	(2,506)	CITI
					$341,487	$577,355	$(235,868)

A50

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Credit default swap agreements outstanding at March 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	06/20/24	1.000%(Q)		6,290	0.171%	$14,098	$671	$13,427	GSI
Emirate of Abu Dhabi	06/20/24	1.000%(Q)		920	0.101%	2,210	1,745	465	BNP
Petroleos Mexicanos	12/20/24	1.000%(Q)		335	1.557%	(1,229)	(4,554)	3,325	CITI
Republic of Estonia	12/20/26	1.000%(Q)		450	0.374%	7,397	2,319	5,078	JPM
Republic of Panama	12/20/26	1.000%(Q)		1,430	0.979%	1,248	2,240	(992)	CITI
Republic of Poland	06/20/24	1.000%(Q)		1,045	0.212%	2,242	178	2,064	BNP
United States of America	06/20/24	0.250%(Q)	EUR	1,755	0.047%	1,046	(602)	1,648	BNP
United States of America	12/20/24	0.250%(Q)	EUR	4,500	0.084%	6,273	(7,653)	13,926	BNP
						$33,285	$(5,656)	$38,941

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	47,405	$(1,027,458)	$(1,086,625)	$(59,167)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A51

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Currency swap agreement outstanding at March 31, 2024:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
4,820	3 Month LIBOR(Q)/ 5.560%	JPY	510,000	3 Month JPY LIBOR minus 29.5bps(Q)/ (0.321)%	JPM	02/22/25	$1,489,979	$—	$1,489,979

Inflation swap agreement outstanding at March 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreement:
EUR	1,115	01/15/29	2.012%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$—	$3,306	$3,306
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,590	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.499%	$(113,300)	$(105,902)	$7,398
AUD	8,535	02/19/31	1.398%(S)	6 Month BBSW(2)(S)/ 4.499%	—	(914,965)	(914,965)
CAD	9,015	02/17/26	1.060%(S)	3 Month CDOR(2)(S)/ 5.295%	(46)	(451,945)	(451,899)
CAD	1,340	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/ 5.050%	(2,996)	(6,297)	(3,301)
CAD	3,000	02/16/31	1.608%(S)	3 Month CDOR(2)(S)/ 5.295%	(53)	(303,506)	(303,453)
CAD	1,825	12/03/33	3.500%(S)	1 Day CORRA(1)(S)/ 5.050%	27,810	3,128	(24,682)
CAD	1,300	12/03/38	3.550%(S)	1 Day CORRA(1)(S)/ 5.050%	(28,984)	4,836	33,820
CAD	1,400	12/03/43	3.550%(S)	1 Day CORRA(1)(S)/ 5.050%	2,447	7,552	5,105
CAD	5,000	02/16/46	2.153%(S)	3 Month CDOR(2)(S)/ 5.295%	(165)	(975,253)	(975,088)
CAD	775	12/03/52	3.300%(S)	1 Day CORRA(2)(S)/ 5.050%	(8,155)	(11,790)	(3,635)
CAD	165	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 5.050%	(199)	(2,046)	(1,847)
CHF	3,250	02/19/31	(0.042)%(A)	1 Day SARON(2)(S)/ 1.464%	(4,228)	(296,737)	(292,509)
CHF	1,000	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ 1.464%	—	78,549	78,549
CHF	1,310	03/20/34	1.258%(A)	1 Day SARON(2)(A)/ 1.464%	—	15,227	15,227
CLP	469,700	02/19/27	2.140%(S)	1 Day CLOIS(2)(S)/ 7.250%	—	(40,719)	(40,719)
CLP	1,375,000	02/06/33	5.200%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(5,199)	(5,199)
CLP	605,000	02/23/33	5.570%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(19,612)	(19,612)
CLP	1,220,000	02/27/33	5.550%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(38,006)	(38,006)
CLP	564,000	03/16/33	5.295%(S)	1 Day CLOIS(1)(S)/ 7.250%	—	(7,497)	(7,497)
CNH	500,485	02/23/26	2.921%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	(452)	1,314,216	1,314,668
CNH	15,560	08/01/27	2.420%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	—	29,677	29,677
CNH	30,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	—	52,963	52,963
CNH	134,045	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	—	641,189	641,189
CNH	12,190	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	—	50,026	50,026
CNH	63,000	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	56,741	190,187	133,446
A52

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	20,000	05/15/28	2.548%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	$—	$54,532	$54,532
CZK	23,000	05/09/27	4.989%(A)	6 Month PRIBOR(2)(S)/ 5.230%	—	52,074	52,074
DKK	7,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.927%	(30,470)	(95,577)	(65,107)
EUR	63,710	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.851%	—	(2,740,577)	(2,740,577)
EUR	35,180	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.851%	—	(1,579,273)	(1,579,273)
EUR	3,939	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 3.899%	(1,391)	(766,098)	(764,707)
EUR	2,160	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 3.899%	14,753	316,566	301,813
EUR	14,525	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.851%	—	501,187	501,187
EUR	1,460	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 3.899%	—	(16,680)	(16,680)
EUR	10,400	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.851%	—	(479,748)	(479,748)
EUR	1,780	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.851%	—	278,923	278,923
EUR	1,780	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.892%	—	(291,764)	(291,764)
EUR	4,316	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.851%	—	654,568	654,568
EUR	4,316	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.892%	—	(686,210)	(686,210)
EUR	2,275	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.851%	—	230,395	230,395
EUR	2,275	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.892%	—	(244,509)	(244,509)
EUR	3,000	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.851%	2,488	(162,971)	(165,459)
EUR	3,000	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.892%	(1,483)	161,796	163,279
EUR	2,770	05/11/46	1.150%(A)	1 Day EuroSTR(2)(A)/ 3.899%	(22,386)	(742,870)	(720,484)
EUR	2,250	05/11/51	1.200%(A)	1 Day EuroSTR(1)(A)/ 3.899%	20,621	628,748	608,127
EUR	555	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 3.899%	(46,175)	(156,994)	(110,819)
GBP	25	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 5.191%	633	1,356	723
GBP	3,200	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 5.191%	(195,938)	(314,101)	(118,163)
GBP	9,092	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.191%	(339,945)	1,179,682	1,519,627
GBP	6,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.191%	59,474	778,496	719,022
GBP	1,945	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 5.191%	(198,113)	(301,997)	(103,884)
GBP	4,995	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 5.191%	975,234	890,395	(84,839)
GBP	1,925	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 5.191%	219,395	387,448	168,053
GBP	5,285	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 5.191%	(313,947)	1,179,539	1,493,486
GBP	4,871	05/08/31	1.150%(A)	1 Day SONIA(2)(A)/ 5.191%	227,979	(1,170,751)	(1,398,730)
GBP	1,330	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/ 5.191%	(101,349)	(350,540)	(249,191)
GBP	960	05/08/33	1.150%(A)	1 Day SONIA(1)(A)/ 5.191%	298,377	273,446	(24,931)
GBP	3,090	02/17/36	0.698%(A)	1 Day SONIA(2)(A)/ 5.191%	—	(1,122,206)	(1,122,206)
GBP	2,535	02/17/41	0.764%(A)	1 Day SONIA(2)(A)/ 5.191%	(62)	(1,190,008)	(1,189,946)
GBP	1,720	02/17/51	0.768%(A)	1 Day SONIA(2)(A)/ 5.191%	(44)	(1,083,970)	(1,083,926)
GBP	2,000	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 5.191%	(1,106,653)	(1,188,377)	(81,724)
HUF	200,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)/ 7.580%	(18,442)	(134,350)	(115,908)
ILS	2,880	02/23/31	1.060%(A)	3 Month TELBOR(2)(Q)/ 4.350%	—	(139,079)	(139,079)
JPY	1,195,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.074%	(3,823)	(4,457)	(634)
JPY	410,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.074%	(11,169)	(9,941)	1,228
JPY	640,000	07/08/27	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.074%	(52,455)	(62,907)	(10,452)
JPY	2,000,000	02/24/28	0.050%(S)	1 Day TONAR(2)(S)/ 0.074%	(754)	(230,407)	(229,653)
JPY	685,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.074%	(93,278)	(99,667)	(6,389)
JPY	493,400	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.074%	—	(21,825)	(21,825)
JPY	435,000	07/08/29	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.074%	90,292	87,420	(2,872)
JPY	1,620,500	02/19/31	0.135%(S)	1 Day TONAR(2)(S)/ 0.074%	(3,627)	(408,413)	(404,786)
JPY	1,600,000	02/24/31	0.136%(S)	1 Day TONAR(2)(S)/ 0.074%	(3,448)	(404,024)	(400,576)
JPY	1,600,000	02/24/31	0.136%(S)	1 Day TONAR(1)(S)/ 0.074%	918,041	403,191	(514,850)
JPY	510,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.074%	(233,507)	(208,119)	25,388
JPY	1,364,000	02/19/36	0.290%(S)	1 Day TONAR(2)(S)/ 0.074%	(8,196)	(731,609)	(723,413)
JPY	400,000	07/08/37	0.150%(A)	1 Day TONAR(1)(A)/ 0.074%	238,416	286,144	47,728
JPY	20,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.074%	(16,716)	(15,252)	1,464
JPY	2,200,000	02/19/41	0.418%(S)	1 Day TONAR(2)(S)/ 0.074%	(20,457)	(1,892,271)	(1,871,814)
JPY	800,000	07/08/42	0.300%(A)	1 Day TONAR(1)(A)/ 0.074%	443,919	827,636	383,717
JPY	170,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.074%	(177,592)	(190,566)	(12,974)
JPY	666,500	02/19/46	0.499%(S)	1 Day TONAR(2)(S)/ 0.074%	(7,659)	(780,332)	(772,673)
JPY	410,500	02/19/46	0.499%(S)	1 Day TONAR(1)(S)/ 0.074%	5,785	480,287	474,502
JPY	230,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.074%	(274,304)	(300,284)	(25,980)
A53

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	685,500	02/19/51	0.553%(S)	1 Day TONAR(2)(S)/ 0.074%	$(8,925)	$(975,215)	$(966,290)
JPY	200,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.074%	(266,598)	(310,897)	(44,299)
JPY	94,100	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.074%	—	50,002	50,002
KRW	6,001,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	—	11,354	11,354
KRW	765,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	—	(3,300)	(3,300)
KRW	7,880,000	02/18/31	1.528%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	—	(638,604)	(638,604)
KRW	1,215,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	—	(98,448)	(98,448)
KRW	1,640,250	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	(24,694)	(8,700)	15,994
KRW	420,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.640%	—	9,781	9,781
MXN	54,940	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.249%	(45)	(229,819)	(229,774)
MXN	18,925	05/19/26	9.000%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.249%	15,823	15,572	(251)
MXN	32,095	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.249%	50,960	47,284	(3,676)
NOK	3,845	02/19/31	1.654%(A)	6 Month NIBOR(2)(S)/ 4.870%	—	(47,051)	(47,051)
NZD	1,515	02/22/31	1.584%(S)	3 Month BBR(2)(Q)/ 5.635%	—	(149,384)	(149,384)
PLN	2,000	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)/ 5.860%	(14,506)	(101,722)	(87,216)
SEK	14,000	02/19/31	0.655%(A)	3 Month STIBOR(2)(Q)/ 4.025%	—	(168,937)	(168,937)
SGD	2,135	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.685%	10,934	(199,513)	(210,447)
THB	94,000	02/19/31	1.380%(Q)	1 Day THOR(2)(Q)/ 2.491%	—	(158,048)	(158,048)
TWD	109,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.620%	—	41,864	41,864
TWD	40,000	02/24/33	1.415%(Q)	3 Month TAIBOR(1)(Q)/ 1.620%	—	41,261	41,261
	72,600	07/31/24	5.406%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(21,673)	(21,673)
	153,175	08/14/24	5.298%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(198,195)	(198,195)
	227,280	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(69,403)	(69,403)
	79,460	10/04/24	5.472%(T)	1 Day SOFR(2)(T)/ 5.340%	—	97,713	97,713
	21,200	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(32,234)	(32,234)
	27,136	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.340%	—	3,124	3,124
	61,557	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(5,487)	(5,487)
	82,715	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.340%	—	333,039	333,039
	16,425	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.340%	3,038	(62,610)	(65,648)
	13,870	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.340%	—	(52,870)	(52,870)
	6,537	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 5.340%	—	904,595	904,595
	9,730	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 5.340%	—	79,166	79,166
	7,560	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 5.340%	—	(74,206)	(74,206)
	7,870	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 5.340%	—	(29,534)	(29,534)
	6,950	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(115,281)	(115,281)
					$(73,569)	$(13,573,195)	$(13,499,626)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	10,500	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	$32,257	$—	$32,257	MSI
CNH	11,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.020%	19,298	—	19,298	MSI
MYR	4,755	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	7,431	(5)	7,436	MSI
MYR	9,500	02/17/31	2.875%(Q)	3 Month KLIBOR(2)(Q)/ 3.590%	(111,861)	(86)	(111,775)	JPM
					$(52,875)	$(91)	$(52,784)

A54

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(30,802)	$(114,437)	$—	$(114,437)
U.S. Treasury Bond(T)	1 Day USOIS -22bps(T)/ 5.110%	JPM	06/07/24	5,380	29,574	—	29,574
					$(84,863)	$—	$(84,863)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A55